2014 Annual Report

RiverSource® Variable Second-to-Die Life Insurance

S-6196 AE (5/15)	Issued by: RiverSource Life Insurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account that is offered through RiverSource® Variable Second-To-Die Life Insurance (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$485,845	$24,894,894	$44,907,835	$5,112,065	$3,230,839
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	20,924	51,685	16,106	38,900
Receivable for share redemptions	286	33,548	57,194	9,107	3,218
Total assets	486,131	24,949,366	45,016,714	5,137,278	3,272,957

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	143	15,363	28,597	3,088	1,609
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,821	—	2,932	—
Payable for investments purchased	—	20,924	51,685	16,106	38,900
Total liabilities	143	39,108	80,282	22,126	40,509
Net assets applicable to Variable Life contracts in accumulation period	485,913	24,910,258	44,936,432	5,115,152	3,232,377
Net assets applicable to seed money	75	—	—	—	71
Total net assets	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448
(1) Investment shares	41,632	837,930	3,348,832	107,895	271,499
(2) Investments, at cost	$474,623	$19,763,334	$49,411,949	$3,653,086	$3,348,227

Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$14,654,371	$62,585,112	$1,434,601	$8,138,234	$169,156,096
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,869	—	963	—	27,814
Receivable for share redemptions	15,767	101,160	3,291	11,515	189,324
Total assets	14,675,007	62,686,272	1,438,855	8,149,749	169,373,234

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,883	34,045	541	4,937	121,472
Minimum death benefit guarantee risk charge	—	—	—	—	1,156
Contract terminations	—	33,071	2,209	1,642	66,696
Payable for investments purchased	4,869	—	963	—	27,814
Total liabilities	12,752	67,116	3,713	6,579	217,138
Net assets applicable to Variable Life contracts in accumulation period	14,662,255	62,619,156	1,434,996	8,143,170	169,156,096
Net assets applicable to seed money	—	—	146	—	—
Total net assets	$14,662,255	$62,619,156	$1,435,142	$8,143,170	$169,156,096
(1) Investment shares	1,468,374	6,650,915	101,242	3,967,935	7,816,825
(2) Investments, at cost	$11,997,238	$41,471,320	$1,576,278	$7,556,014	$113,429,032

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$52,353,291	$107,682,464	$225,344,154	$44,779,646	$29,878,599
Dividends receivable	14	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	38,856	4,126	—	23,547	7,850
Receivable for share redemptions	119,126	101,702	206,110	52,494	18,291
Total assets	52,511,287	107,788,292	225,550,264	44,855,687	29,904,740

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,367	67,661	140,695	27,943	18,291
Minimum death benefit guarantee risk charge	87	175	—	—	—
Contract terminations	87,671	33,866	65,415	24,551	—
Payable for investments purchased	38,856	4,126	—	23,547	7,850
Total liabilities	157,981	105,828	206,110	76,041	26,141
Net assets applicable to Variable Life contracts in accumulation period	52,353,306	107,682,464	225,344,154	44,779,646	29,878,599
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$52,353,306	$107,682,464	$225,344,154	$44,779,646	$29,878,599
(1) Investment shares	52,353,291	10,526,145	11,346,634	2,917,241	2,914,985
(2) Investments, at cost	$52,348,707	$111,428,792	$152,470,035	$43,380,734	$32,927,660

Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$64,015,186	$8,489,806	$17,144,033	$77,832,029	$49,932,842
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,486	1,361	—	66	—
Receivable for share redemptions	41,259	9,535	14,625	60,926	39,348
Total assets	64,058,931	8,500,702	17,158,658	77,893,021	49,972,190

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	38,998	5,373	11,072	54,681	29,727
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2,261	4,162	3,553	6,245	9,621
Payable for investments purchased	2,486	1,361	—	66	—
Total liabilities	43,745	10,896	14,625	60,992	39,348
Net assets applicable to Variable Life contracts in accumulation period	64,015,186	8,489,806	17,144,033	77,832,029	49,932,842
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$64,015,186	$8,489,806	$17,144,033	$77,832,029	$49,932,842
(1) Investment shares	9,224,090	942,265	1,888,109	5,964,140	4,238,781
(2) Investments, at cost	$62,506,792	$8,729,209	$18,138,467	$58,650,576	$30,686,868

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,783	—	—	146,121
Receivable for share redemptions	266,468	551	286	29,873	17,524
Total assets	306,699,285	826,177	374,602	2,570,799	19,385,181

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	206,186	534	286	1,672	10,311
Minimum death benefit guarantee risk charge	383	—	—	—	—
Contract terminations	59,899	17	—	28,201	7,213
Payable for investments purchased	—	1,783	—	—	146,121
Total liabilities	266,468	2,334	286	29,873	163,645
Net assets applicable to Variable Life contracts in accumulation period	306,432,817	823,769	374,296	2,540,906	19,221,526
Net assets applicable to seed money	—	74	20	20	10
Total net assets	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536
(1) Investment shares	8,595,591	81,812	35,380	232,260	1,645,679
(2) Investments, at cost	$175,962,006	$835,141	$368,103	$2,514,374	$19,004,302

Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$16,468,851	$14,452,939	$16,163,972	$64,219,468	$14,473,829
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	35,691	9,614	—	43,107	8,900
Receivable for share redemptions	10,230	8,483	11,771	36,277	11,799
Total assets	16,514,772	14,471,036	16,175,743	64,298,852	14,494,528

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,230	8,115	10,955	36,277	9,246
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	368	816	—	2,553
Payable for investments purchased	35,691	9,614	—	43,107	8,900
Total liabilities	45,921	18,097	11,771	79,384	20,699
Net assets applicable to Variable Life contracts in accumulation period	16,468,841	14,452,939	16,163,972	64,219,468	14,473,829
Net assets applicable to seed money	10	—	—	—	—
Total net assets	$16,468,851	$14,452,939	$16,163,972	$64,219,468	$14,473,829
(1) Investment shares	1,337,843	748,857	881,351	4,258,585	808,142
(2) Investments, at cost	$16,298,465	$10,472,881	$11,013,220	$42,471,332	$10,922,951

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Assets
Investments, at fair value(1),(2)	$20,178,346	$27,255,860	$8,886,866	$890,461	$27,058,377
Dividends receivable	—	—	—	—	78,018
Accounts receivable from RiverSource Life for contract purchase payments	—	—	14,872	2,192	16,034
Receivable for share redemptions	25,741	34,433	11,075	671	33,747
Total assets	20,204,087	27,290,293	8,912,813	893,324	27,186,176

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,448	16,227	5,538	329	16,809
Minimum death benefit guarantee risk charge	—	83	—	—	—
Contract terminations	14,293	18,123	—	12	129
Payable for investments purchased	—	—	14,872	2,192	94,052
Total liabilities	25,741	34,433	20,410	2,533	110,990
Net assets applicable to Variable Life contracts in accumulation period	20,178,346	27,255,860	8,892,403	890,718	27,075,186
Net assets applicable to seed money	—	—	—	73	—
Total net assets	$20,178,346	$27,255,860	$8,892,403	$890,791	$27,075,186
(1) Investment shares	1,034,787	2,566,465	1,702,465	64,201	2,944,328
(2) Investments, at cost	$13,801,096	$26,513,402	$13,773,923	$893,209	$27,455,000

Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$93,199,736	$55,949,227	$118,776,065	$18,872,349	$52,996,572
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,298	26,341	12,559	52,643	5,966
Receivable for share redemptions	166,045	60,708	136,510	20,633	71,232
Total assets	93,371,079	56,036,276	118,925,134	18,945,625	53,073,770

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	57,015	30,355	64,839	10,316	31,772
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	52,015	—	6,832	—	7,688
Payable for investments purchased	5,298	26,341	12,559	52,643	5,966
Total liabilities	114,328	56,696	84,230	62,959	45,426
Net assets applicable to Variable Life contracts in accumulation period	93,256,751	55,979,580	118,840,904	18,882,666	53,028,344
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$93,256,751	$55,979,580	$118,840,904	$18,882,666	$53,028,344
(1) Investment shares	2,539,502	2,710,718	3,172,438	1,013,009	3,322,669
(2) Investments, at cost	$63,101,182	$36,017,550	$92,838,003	$16,689,495	$52,971,019

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$2,661,698	$22,415,397	$38,922,141	$1,463,036	$110,198,590
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,370	215	552	3,148	33,196
Receivable for share redemptions	2,766	40,996	58,403	6,357	188,910
Total assets	2,669,834	22,456,608	38,981,096	1,472,541	110,420,696

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,383	14,644	23,487	749	65,766
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	11,708	11,429	4,858	57,377
Payable for investments purchased	5,370	215	552	3,148	33,196
Total liabilities	6,753	26,567	35,468	8,755	156,339
Net assets applicable to Variable Life contracts in accumulation period	2,663,010	22,430,041	38,945,628	1,463,712	110,264,357
Net assets applicable to seed money	71	—	—	74	—
Total net assets	$2,663,081	$22,430,041	$38,945,628	$1,463,786	$110,264,357
(1) Investment shares	166,356	991,832	1,743,824	81,325	6,322,352
(2) Investments, at cost	$2,713,211	$18,098,874	$29,593,978	$1,485,157	$95,807,114

Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Assets
Investments, at fair value(1),(2)	$237,561	$5,561,769	$46,440,870	$10,873,765	$1,230,431
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	644	—	94,665	—	11,485
Receivable for share redemptions	36,624	6,562	79,811	24,690	1,320
Total assets	274,829	5,568,331	46,615,346	10,898,455	1,243,236

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	152	2,912	28,119	5,658	660
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	36,319	738	23,573	13,374	—
Payable for investments purchased	644	—	94,665	—	11,485
Total liabilities	37,115	3,650	146,357	19,032	12,145
Net assets applicable to Variable Life contracts in accumulation period	237,641	5,564,681	46,468,989	10,879,423	1,230,943
Net assets applicable to seed money	73	—	—	—	148
Total net assets	$237,714	$5,564,681	$46,468,989	$10,879,423	$1,231,091
(1) Investment shares	24,266	406,859	2,562,962	198,137	101,104
(2) Investments, at cost	$242,987	$5,013,324	$33,132,304	$7,739,936	$1,247,271

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$11,358,755	$131,574,238	$10,198,525	$24,682,749	$7,563,412
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,565	—	11,490	27,740	119
Receivable for share redemptions	14,045	221,060	16,401	28,621	8,291
Total assets	11,376,365	131,795,298	10,226,416	24,739,110	7,571,822

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,022	85,373	6,393	14,310	4,146
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	50,314	3,616	—	—
Payable for investments purchased	3,565	—	11,490	27,740	119
Total liabilities	10,587	135,687	21,499	42,050	4,265
Net assets applicable to Variable Life contracts in accumulation period	11,365,778	131,659,611	10,204,917	24,697,060	7,567,557
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$11,365,778	$131,659,611	$10,204,917	$24,697,060	$7,567,557
(1) Investment shares	595,323	3,208,345	439,402	717,105	1,308,549
(2) Investments, at cost	$8,529,556	$80,336,802	$7,781,854	$20,512,890	$5,521,886

Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Assets
Investments, at fair value(1),(2)	$8,179,732	$1,766,678	$11,055,429	$14,003,378	$10,026,716
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	442	21,705	—	—	—
Receivable for share redemptions	11,507	1,662	12,869	20,880	15,849
Total assets	8,191,681	1,790,045	11,068,298	14,024,258	10,042,565

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,282	831	5,522	8,096	6,439
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	942	—	1,826	4,688	2,971
Payable for investments purchased	442	21,705	—	—	—
Total liabilities	6,666	22,536	7,348	12,784	9,410
Net assets applicable to Variable Life contracts in accumulation period	8,185,015	1,767,367	11,060,950	14,011,474	10,033,155
Net assets applicable to seed money	—	142	—	—	—
Total net assets	$8,185,015	$1,767,509	$11,060,950	$14,011,474	$10,033,155
(1) Investment shares	414,164	162,553	186,558	1,635,909	284,769
(2) Investments, at cost	$6,908,684	$1,831,877	$7,079,850	$9,377,668	$7,153,122

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$45,458,886	$754,009	$33,330,269	$23,561,108	$31,843,955
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	43,671	13,241	5,703	711	14,522
Receivable for share redemptions	77,695	495	45,548	117,019	43,929
Total assets	45,580,252	767,745	33,381,520	23,678,838	31,902,406

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26,814	245	19,589	13,036	20,126
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	24,068	5	6,370	90,948	3,677
Payable for investments purchased	43,671	13,241	5,703	711	14,522
Total liabilities	94,553	13,491	31,662	104,695	38,325
Net assets applicable to Variable Life contracts in accumulation period	45,485,699	754,181	33,349,858	23,574,143	31,864,081
Net assets applicable to seed money	—	73	—	—	—
Total net assets	$45,485,699	$754,254	$33,349,858	$23,574,143	$31,864,081
(1) Investment shares	1,440,852	63,576	2,132,455	1,539,942	951,134
(2) Investments, at cost	$57,994,768	$778,948	$23,176,108	$23,978,380	$26,652,229

Dec. 31, 2014 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$12,801,705	$9,322,750	$224,760	$13,891,401	$51,926,098
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	599	—	8,099	37,861
Receivable for share redemptions	38,357	15,023	306	17,240	79,464
Total assets	12,840,062	9,338,372	225,066	13,916,740	52,043,423

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,200	5,719	153	8,619	33,788
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	21,956	3,584	—	—	11,887
Payable for investments purchased	—	599	—	8,099	37,861
Total liabilities	30,156	9,902	153	16,718	83,536
Net assets applicable to Variable Life contracts in accumulation period	12,809,906	9,328,470	224,765	13,900,022	51,959,887
Net assets applicable to seed money	—	—	148	—	—
Total net assets	$12,809,906	$9,328,470	$224,913	$13,900,022	$51,959,887
(1) Investment shares	1,211,136	742,849	22,476	355,188	9,580,461
(2) Investments, at cost	$10,445,861	$9,022,675	$224,141	$11,982,404	$52,277,609

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$14,638,627	$26,679,617	$393,961	$16,414,643	$8,961,259
Dividends receivable	—	—	1,737	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,919	119	3,014	75
Receivable for share redemptions	27,650	47,341	291	51,523	19,253
Total assets	14,666,277	26,728,877	396,108	16,469,180	8,980,587

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,170	16,192	142	10,163	4,833
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,309	14,957	5	31,197	9,587
Payable for investments purchased	—	1,919	1,856	3,014	75
Total liabilities	18,479	33,068	2,003	44,374	14,495
Net assets applicable to Variable Life contracts in accumulation period	14,647,798	26,695,809	392,080	16,424,806	8,966,092
Net assets applicable to seed money	—	—	2,025	—	—
Total net assets	$14,647,798	$26,695,809	$394,105	$16,424,806	$8,966,092
(1) Investment shares	557,450	2,548,196	35,175	813,815	1,327,594
(2) Investments, at cost	$11,813,795	$28,261,649	$393,950	$12,599,184	$8,946,912

Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Assets
Investments, at fair value(1),(2)	$4,004,759	$102,394,972	$8,245,530	$42,481,336	$38,783,486
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,935	—	128	—	6,320
Receivable for share redemptions	9,843	180,468	8,871	76,974	48,864
Total assets	4,031,537	102,575,440	8,254,529	42,558,310	38,838,670

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,315	65,743	4,047	22,823	21,003
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5,213	48,982	777	31,328	6,858
Payable for investments purchased	16,935	—	128	—	6,320
Total liabilities	24,463	114,725	4,952	54,151	34,181
Net assets applicable to Variable Life contracts in accumulation period	4,007,074	102,460,715	8,249,577	42,504,159	38,804,489
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,007,074	$102,460,715	$8,249,577	$42,504,159	$38,804,489
(1) Investment shares	303,391	2,919,731	239,209	3,736,265	2,308,541
(2) Investments, at cost	$4,081,617	$63,975,696	$5,325,063	$39,192,280	$34,422,923

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$344,128	$162,902,794	$347,034,889	$12,389,916	$15,980,389
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,988	75,480	16,309	—	—
Receivable for share redemptions	293	92,950	261,313	10,734	12,463
Total assets	349,409	163,071,224	347,312,511	12,400,650	15,992,852

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	147	90,105	232,245	7,874	9,808
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,845	29,068	2,860	2,655
Payable for investments purchased	4,988	75,480	16,309	—	—
Total liabilities	5,135	168,430	277,622	10,734	12,463
Net assets applicable to Variable Life contracts in accumulation period	344,120	162,902,794	347,034,889	12,389,916	15,980,389
Net assets applicable to seed money	154	—	—	—	—
Total net assets	$344,274	$162,902,794	$347,034,889	$12,389,916	$15,980,389
(1) Investment shares	53,686	10,277,779	21,867,353	1,306,953	1,275,370
(2) Investments, at cost	$392,814	$133,313,769	$247,314,383	$12,374,374	$14,711,807

Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$23,598,721	$333,958,788	$704,385,646	$443,762,432	$1,122,894,958
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	487	220,877	9,805	85,918	22,844
Receivable for share redemptions	16,266	304,269	907,482	517,996	1,075,018
Total assets	23,615,474	334,483,934	705,302,933	444,366,346	1,123,992,820

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,266	201,677	466,887	253,654	757,168
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	102,592	440,595	264,342	317,850
Payable for investments purchased	487	220,877	9,805	85,918	22,844
Total liabilities	16,753	525,146	917,287	603,914	1,097,862
Net assets applicable to Variable Life contracts in accumulation period	23,598,721	333,958,788	704,385,646	443,762,432	1,122,894,958
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$23,598,721	$333,958,788	$704,385,646	$443,762,432	$1,122,894,958
(1) Investment shares	1,883,378	23,321,144	49,120,338	29,368,791	74,167,434
(2) Investments, at cost	$20,798,085	$276,475,766	$530,493,440	$364,562,721	$808,818,660

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$56,079,674	$94,575,082	$84,589	$196,375	$16,605,208
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23,410	1,031	—	—	2,431
Receivable for share redemptions	36,398	65,065	28	155	43,088
Total assets	56,139,482	94,641,178	84,617	196,530	16,650,727

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	35,689	61,056	28	155	10,019
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	709	4,009	—	—	33,069
Payable for investments purchased	23,410	1,031	—	—	2,431
Total liabilities	59,808	66,096	28	155	45,519
Net assets applicable to Variable Life contracts in accumulation period	56,079,674	94,575,082	84,367	196,078	16,605,208
Net assets applicable to seed money	—	—	222	297	—
Total net assets	$56,079,674	$94,575,082	$84,589	$196,375	$16,605,208
(1) Investment shares	4,188,176	7,047,324	8,588	19,876	729,258
(2) Investments, at cost	$48,396,246	$77,264,544	$84,716	$197,734	$11,792,251

Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$5,694,904	$3,648,813	$91,114,904	$103,544,206	$19,756,053
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,573	12,390	35,624	37,453	13,718
Receivable for share redemptions	3,850	4,128	55,647	78,015	21,380
Total assets	5,712,327	3,665,331	91,206,175	103,659,674	19,791,151

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,547	2,267	55,648	62,190	10,690
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	303	1,861	—	15,825	—
Payable for investments purchased	13,573	12,390	35,624	37,453	13,718
Total liabilities	17,423	16,518	91,272	115,468	24,408
Net assets applicable to Variable Life contracts in accumulation period	5,694,904	3,648,813	91,114,903	103,544,206	19,766,743
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,694,904	$3,648,813	$91,114,903	$103,544,206	$19,766,743
(1) Investment shares	371,973	195,857	3,134,328	2,745,802	3,991,122
(2) Investments, at cost	$4,006,541	$2,658,197	$90,373,185	$86,796,211	$19,300,114

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$16,461,948	$14,047,461
Dividends receivable	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12	1,293
Receivable for share redemptions	21,336	18,373
Total assets	16,483,296	14,067,127

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,160	8,476
Minimum death benefit guarantee risk charge	—	—
Contract terminations	1,017	1,421
Payable for investments purchased	12	1,293
Total liabilities	11,189	11,190
Net assets applicable to Variable Life contracts in accumulation period	16,472,107	14,055,937
Net assets applicable to seed money	—	—
Total net assets	$16,472,107	$14,055,937
(1) Investment shares	570,407	1,410,388
(2) Investments, at cost	$11,047,690	$12,020,622

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1,865	$271,318	$1,638,909	$—	$3,461
Variable account expenses	1,065	179,911	360,244	30,985	5,206
Investment income (loss) — net	800	91,407	1,278,665	(30,985)	(1,745)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	474,680	7,896,782	10,873,522	1,134,176	228,770
Cost of investments sold	497,066	6,085,371	11,268,148	828,773	236,757
Net realized gain (loss) on sales of investments	(22,386)	1,811,411	(394,626)	305,403	(7,987)
Distributions from capital gains	18,611	—	—	—	18,613
Net change in unrealized appreciation or depreciation of investments	11,221	91,763	(4,340,579)	303,431	(117,668)
Net gain (loss) on investments	7,446	1,903,174	(4,735,205)	608,834	(107,042)
Net increase (decrease) in net assets resulting from operations	$8,246	$1,994,581	$(3,456,540)	$577,849	$(108,787)

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
Investment income
Dividend income	$262,567	$945,876	$31,194	$124,858	$—
Variable account expenses	93,020	371,431	1,569	52,991	1,348,730
Investment income (loss) — net	169,547	574,445	29,625	71,867	(1,348,730)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,794,517	7,380,157	81,013	1,372,655	20,453,634
Cost of investments sold	1,377,797	5,218,430	80,508	1,198,623	14,405,178
Net realized gain (loss) on sales of investments	416,720	2,161,727	505	174,032	6,048,456
Distributions from capital gains	—	—	114,471	545,816	—
Net change in unrealized appreciation or depreciation of investments	(1,540,170)	4,446,992	(146,534)	(133,217)	10,062,486
Net gain (loss) on investments	(1,123,450)	6,608,719	(31,558)	586,631	16,110,942
Net increase (decrease) in net assets resulting from operations	$(953,903)	$7,183,164	$(1,933)	$658,498	$14,762,212

Year ended Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Investment income
Dividend income	$5,557	$2,900,733	$—	$113,024	$—
Variable account expenses	379,022	802,967	1,605,203	338,210	225,857
Investment income (loss) — net	(373,465)	2,097,766	(1,605,203)	(225,186)	(225,857)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,845,629	23,908,780	39,512,135	8,657,945	7,680,622
Cost of investments sold	20,842,900	24,650,256	27,036,088	7,865,751	8,072,441
Net realized gain (loss) on sales of investments	2,729	(741,476)	12,476,047	792,194	(391,819)
Distributions from capital gains	—	528,001	—	146,710	1,333,242
Net change in unrealized appreciation or depreciation of investments	(2,728)	3,161,465	8,816,845	(2,067,451)	(603,034)
Net gain (loss) on investments	1	2,947,990	21,292,892	(1,128,547)	338,389
Net increase (decrease) in net assets resulting from operations	$(373,464)	$5,045,756	$19,687,689	$(1,353,733)	$112,532

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$4,134,802	$—	$—	$1,517,290	$—
Variable account expenses	461,850	60,626	131,317	671,661	326,208
Investment income (loss) — net	3,672,952	(60,626)	(131,317)	845,629	(326,208)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,197,238	2,182,663	4,314,966	12,264,992	9,001,537
Cost of investments sold	12,171,341	2,268,475	4,594,943	8,495,748	5,688,954
Net realized gain (loss) on sales of investments	1,025,897	(85,812)	(279,977)	3,769,244	3,312,583
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,817,505)	382,219	956,418	(12,973,932)	2,981,508
Net gain (loss) on investments	(1,791,608)	296,407	676,441	(9,204,688)	6,294,091
Net increase (decrease) in net assets resulting from operations	$1,881,344	$235,781	$545,124	$(8,359,059)	$5,967,883

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(1)	Col VP Man Vol Conserv Gro, Cl 2(1)	Col VP Man Vol Gro, Cl 2(1)
Investment income
Dividend income	$—	$147	$—	$—	$—
Variable account expenses	2,228,722	2,263	1,030	5,332	33,321
Investment income (loss) — net	(2,228,722)	(2,116)	(1,030)	(5,332)	(33,321)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	36,988,708	480,583	343,179	299,421	1,420,473
Cost of investments sold	23,080,811	482,684	341,832	299,959	1,426,383
Net realized gain (loss) on sales of investments	13,907,897	(2,101)	1,347	(538)	(5,910)
Distributions from capital gains	—	176	—	—	—
Net change in unrealized appreciation or depreciation of investments	27,946,970	(11,306)	6,213	26,552	217,234
Net gain (loss) on investments	41,854,867	(13,231)	7,560	26,014	211,324
Net increase (decrease) in net assets resulting from operations	$39,626,145	$(15,347)	$6,530	$20,682	$178,003

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(1)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	34,234	94,107	114,557	376,469	93,773
Investment income (loss) — net	(34,234)	(94,107)	(114,557)	(376,469)	(93,773)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	657,636	3,595,437	2,466,650	9,529,358	2,528,601
Cost of investments sold	651,237	2,497,101	1,684,892	6,030,117	1,910,197
Net realized gain (loss) on sales of investments	6,399	1,098,336	781,758	3,499,241	618,404
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	170,386	(80,470)	908,995	3,677,614	772,308
Net gain (loss) on investments	176,785	1,017,866	1,690,753	7,176,855	1,390,712
Net increase (decrease) in net assets resulting from operations	$142,551	$923,759	$1,576,196	$6,800,386	$1,296,939

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Investment income
Dividend income	$—	$495,506	$—	$3,081	$1,030,258
Variable account expenses	128,543	192,520	77,553	934	230,726
Investment income (loss) — net	(128,543)	302,986	(77,553)	2,147	799,532

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,569,048	7,262,135	2,434,922	57,558	12,697,341
Cost of investments sold	3,066,213	7,161,005	3,333,459	57,282	12,606,307
Net realized gain (loss) on sales of investments	1,502,835	101,130	(898,537)	276	91,034
Distributions from capital gains	—	—	—	1,143	—
Net change in unrealized appreciation or depreciation of investments	(363,156)	996,873	(982,629)	(5,720)	(874,644)
Net gain (loss) on investments	1,139,679	1,098,003	(1,881,166)	(4,301)	(783,610)
Net increase (decrease) in net assets resulting from operations	$1,011,136	$1,400,989	$(1,958,719)	$(2,154)	$15,922

Year ended Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Investment income
Dividend income	$666,549	$915,401	$188,946	$250,407	$229,653
Variable account expenses	629,001	335,992	734,592	124,433	353,256
Investment income (loss) — net	37,548	579,409	(545,646)	125,974	(123,603)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,655,293	7,510,220	15,041,681	2,424,395	8,786,120
Cost of investments sold	9,036,583	4,950,396	11,778,074	2,037,336	10,573,586
Net realized gain (loss) on sales of investments	4,618,710	2,559,824	3,263,607	387,059	(1,787,466)
Distributions from capital gains	1,855,931	14,669	2,836,766	5,247	—
Net change in unrealized appreciation or depreciation of investments	2,857,966	2,022,534	925,082	(2,355,620)	8,658,837
Net gain (loss) on investments	9,332,607	4,597,027	7,025,455	(1,963,314)	6,871,371
Net increase (decrease) in net assets resulting from operations	$9,370,155	$5,176,436	$6,479,809	$(1,837,340)	$6,747,768

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$4,619	$451,881	$246,727	$5,539	$1,073,647
Variable account expenses	3,950	170,334	277,384	1,765	731,756
Investment income (loss) — net	669	281,547	(30,657)	3,774	341,891

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	51,740	5,472,552	8,688,183	19,343	18,249,534
Cost of investments sold	52,465	4,281,308	5,916,108	19,485	13,348,440
Net realized gain (loss) on sales of investments	(725)	1,191,244	2,772,075	(142)	4,901,094
Distributions from capital gains	—	117,493	2,975,114	—	17,879,351
Net change in unrealized appreciation or depreciation of investments	(51,578)	(199,940)	(5,792,580)	(22,128)	(10,261,594)
Net gain (loss) on investments	(52,303)	1,108,797	(45,391)	(22,270)	12,518,851
Net increase (decrease) in net assets resulting from operations	$(51,634)	$1,390,344	$(76,048)	$(18,496)	$12,860,742

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor(1)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Investment income
Dividend income	$3,078	$41,806	$623,765	$4,717	$—
Variable account expenses	484	32,087	296,823	64,877	1,847
Investment income (loss) — net	2,594	9,719	326,942	(60,160)	(1,847)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	164,068	1,137,764	6,797,720	2,213,360	21,922
Cost of investments sold	165,811	909,300	4,750,331	1,659,452	22,379
Net realized gain (loss) on sales of investments	(1,743)	228,464	2,047,389	553,908	(457)
Distributions from capital gains	49	784,985	1,984,971	—	24,528
Net change in unrealized appreciation or depreciation of investments	(5,426)	(691,740)	1,899,609	326,020	(16,848)
Net gain (loss) on investments	(7,120)	321,709	5,931,969	879,928	7,223
Net increase (decrease) in net assets resulting from operations	$(4,526)	$331,428	$6,258,911	$819,768	$5,376

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Investment income
Dividend income	$114,285	$1,140,531	$173,250	$331,952	$—
Variable account expenses	70,384	970,510	68,301	149,265	46,331
Investment income (loss) — net	43,901	170,021	104,949	182,687	(46,331)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,724,719	14,926,544	1,945,224	2,062,838	1,357,791
Cost of investments sold	1,262,863	9,154,392	1,506,470	1,592,421	1,020,165
Net realized gain (loss) on sales of investments	461,856	5,772,152	438,754	470,417	337,626
Distributions from capital gains	—	636,780	—	—	—
Net change in unrealized appreciation or depreciation of investments	327,113	3,075,384	549,231	(810,306)	239,533
Net gain (loss) on investments	788,969	9,484,316	987,985	(339,889)	577,159
Net increase (decrease) in net assets resulting from operations	$832,870	$9,654,337	$1,092,934	$(157,202)	$530,828

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Investment income
Dividend income	$—	$814	$3,569	$—	$21,555
Variable account expenses	56,710	2,691	58,727	87,745	70,442
Investment income (loss) — net	(56,710)	(1,877)	(55,158)	(87,745)	(48,887)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,707,030	84,602	1,321,981	2,182,548	1,841,627
Cost of investments sold	1,372,188	89,684	839,290	1,414,894	1,300,906
Net realized gain (loss) on sales of investments	334,842	(5,082)	482,691	767,654	540,721
Distributions from capital gains	670,653	21,581	745,191	836,477	700,251
Net change in unrealized appreciation or depreciation of investments	(196,588)	(65,265)	(992)	(385,824)	(94,020)
Net gain (loss) on investments	808,907	(48,766)	1,226,890	1,218,307	1,146,952
Net increase (decrease) in net assets resulting from operations	$752,197	$(50,643)	$1,171,732	$1,130,562	$1,098,065

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$1,596,421	$3,337	$92,222	$—	$604,283
Variable account expenses	351,667	1,322	214,871	163,147	223,115
Investment income (loss) — net	1,244,754	2,015	(122,649)	(163,147)	381,168

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,660,557	471,032	5,540,964	6,481,690	5,369,336
Cost of investments sold	9,013,244	479,714	3,599,640	5,366,061	4,321,122
Net realized gain (loss) on sales of investments	(352,687)	(8,682)	1,941,324	1,115,629	1,048,214
Distributions from capital gains	5,393,265	32,869	1,862,610	5,460,619	1,164,762
Net change in unrealized appreciation or depreciation of investments	(12,948,880)	(24,940)	(472,346)	(8,772,725)	576,302
Net gain (loss) on investments	(7,908,302)	(753)	3,331,588	(2,196,477)	2,789,278
Net increase (decrease) in net assets resulting from operations	$(6,663,548)	$1,262	$3,208,939	$(2,359,624)	$3,170,446

Year ended Dec. 31, 2014 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$92,121	$—	$—	$115,076	$2,071,611
Variable account expenses	90,483	66,987	226	95,336	391,888
Investment income (loss) — net	1,638	(66,987)	(226)	19,740	1,679,723

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,840,945	2,945,513	1,195	2,225,523	9,986,869
Cost of investments sold	2,360,818	2,734,673	1,195	1,829,907	9,791,096
Net realized gain (loss) on sales of investments	480,127	210,840	—	395,616	195,773
Distributions from capital gains	—	1,381,425	—	605,479	—
Net change in unrealized appreciation or depreciation of investments	1,026,568	(1,494,152)	619	(840,155)	(927,823)
Net gain (loss) on investments	1,506,695	98,113	619	160,940	(732,050)
Net increase (decrease) in net assets resulting from operations	$1,508,333	$31,126	$393	$180,680	$947,673

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$81,997	$1,480,626	$4,412	$1,096,832	$569,538
Variable account expenses	92,978	210,885	481	91,419	56,656
Investment income (loss) — net	(10,981)	1,269,741	3,931	1,005,413	512,882

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,832,670	10,279,931	52,247	1,988,216	1,681,779
Cost of investments sold	2,224,392	10,203,748	52,175	1,612,404	1,660,885
Net realized gain (loss) on sales of investments	608,278	76,183	72	375,812	20,894
Distributions from capital gains	1,819,923	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,037,300)	(1,266,157)	115	1,627,908	(435,862)
Net gain (loss) on investments	1,390,901	(1,189,974)	187	2,003,720	(414,968)
Net increase (decrease) in net assets resulting from operations	$1,379,920	$79,767	$4,118	$3,009,133	$97,914

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Investment income
Dividend income	$35,762	$514,347	$24,982	$—	$1,180,650
Variable account expenses	27,592	709,155	43,203	273,499	243,803
Investment income (loss) — net	8,170	(194,808)	(18,221)	(273,499)	936,847

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,352,612	10,532,801	1,486,575	7,173,242	5,187,102
Cost of investments sold	1,288,365	7,171,915	1,005,604	5,965,620	4,737,008
Net realized gain (loss) on sales of investments	64,247	3,360,886	480,971	1,207,622	450,094
Distributions from capital gains	—	—	—	3,379,585	—
Net change in unrealized appreciation or depreciation of investments	(392,896)	9,048,724	501,025	(6,393,892)	129,942
Net gain (loss) on investments	(328,649)	12,409,610	981,996	(1,806,685)	580,036
Net increase (decrease) in net assets resulting from operations	$(320,479)	$12,214,802	$963,775	$(2,080,184)	$1,516,883

Year ended Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Investment income
Dividend income	$14	$—	$—	$—	$—
Variable account expenses	386	961,645	2,603,500	93,744	116,687
Investment income (loss) — net	(372)	(961,645)	(2,603,500)	(93,744)	(116,687)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,848	17,593,995	46,637,795	4,017,223	7,966,038
Cost of investments sold	5,088	14,155,816	32,997,705	4,175,908	7,356,581
Net realized gain (loss) on sales of investments	(240)	3,438,179	13,640,090	(158,685)	609,457
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(48,712)	4,687,595	4,931,036	1,240,194	79,456
Net gain (loss) on investments	(48,952)	8,125,774	18,571,126	1,081,509	688,913
Net increase (decrease) in net assets resulting from operations	$(49,324)	$7,164,129	$15,967,626	$987,765	$572,226

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	214,494	2,210,437	5,406,805	2,763,147	8,574,147
Investment income (loss) — net	(214,494)	(2,210,437)	(5,406,805)	(2,763,147)	(8,574,147)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,402,920	39,509,812	121,459,798	40,441,204	149,659,018
Cost of investments sold	13,786,756	32,821,817	90,223,655	32,809,127	105,424,791
Net realized gain (loss) on sales of investments	1,616,164	6,687,995	31,236,143	7,632,077	44,234,227
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(388,335)	9,027,296	4,443,378	13,124,649	12,875,688
Net gain (loss) on investments	1,227,829	15,715,291	35,679,521	20,756,726	57,109,915
Net increase (decrease) in net assets resulting from operations	$1,013,335	$13,504,854	$30,272,716	$17,993,579	$48,535,768

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(1)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$87	$1,123	$—
Variable account expenses	436,994	748,890	39	468	121,906
Investment income (loss) — net	(436,994)	(748,890)	48	655	(121,906)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,173,484	33,639,113	211	2,304	5,729,911
Cost of investments sold	15,835,656	27,628,573	211	2,315	3,482,714
Net realized gain (loss) on sales of investments	2,337,828	6,010,540	—	(11)	2,247,197
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	459,822	(1,215,680)	(127)	(1,359)	(1,917,938)
Net gain (loss) on investments	2,797,650	4,794,860	(127)	(1,370)	329,259
Net increase (decrease) in net assets resulting from operations	$2,360,656	$4,045,970	$(79)	$(715)	$207,353

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Investment income
Dividend income	$—	$—	$1,431,197	$—	$577,305
Variable account expenses	39,520	23,976	691,090	721,401	129,659
Investment income (loss) — net	(39,520)	(23,976)	740,107	(721,401)	447,646

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,551,370	823,087	16,976,082	21,773,169	3,198,010
Cost of investments sold	1,121,020	612,065	14,200,000	16,729,301	2,881,163
Net realized gain (loss) on sales of investments	430,350	211,022	2,776,082	5,043,868	316,847
Distributions from capital gains	—	—	10,959,720	12,907,246	498,020
Net change in unrealized appreciation or depreciation of investments	187,934	177,168	(19,346,003)	(13,188,419)	(2,576,246)
Net gain (loss) on investments	618,284	388,190	(5,610,201)	4,762,695	(1,761,379)
Net increase (decrease) in net assets resulting from operations	$578,764	$364,214	$(4,870,094)	$4,041,294	$(1,313,733)

Year ended Dec. 31, 2014 (continued)				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Investment income
Dividend income				$9,392	$—
Variable account expenses				119,631	102,371
Investment income (loss) — net				(110,239)	(102,371)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				5,185,798	4,381,637
Cost of investments sold				3,409,638	3,609,974
Net realized gain (loss) on sales of investments				1,776,160	771,663
Distributions from capital gains				—	1,355,381
Net change in unrealized appreciation or depreciation of investments				(135,427)	(2,542,962)
Net gain (loss) on investments				1,640,733	(415,918)
Net increase (decrease) in net assets resulting from operations				$1,530,494	$(518,289)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$800	$91,407	$1,278,665	$(30,985)	$(1,745)
Net realized gain (loss) on sales of investments	(22,386)	1,811,411	(394,626)	305,403	(7,987)
Distributions from capital gains	18,611	—	—	—	18,613
Net change in unrealized appreciation or depreciation of investments	11,221	91,763	(4,340,579)	303,431	(117,668)
Net increase (decrease) in net assets resulting from operations	8,246	1,994,581	(3,456,540)	577,849	(108,787)

Contract transactions
Contract purchase payments	9,346	1,478,837	3,819,596	202,094	137,522
Net transfers(1)	565,156	(29,184)	(128,381)	842,758	3,287,165
Transfers for policy loans	(95,549)	(358,697)	(428,173)	(41,165)	(26,744)
Policy charges	(985)	(604,582)	(1,500,632)	(99,443)	(23,124)
Contract terminations:
Surrender benefits	(302)	(1,503,831)	(3,356,893)	(259,562)	(38,704)
Death benefits	—	—	(10,405)	—	—
Increase (decrease) from contract transactions	477,666	(1,017,457)	(1,604,888)	644,682	3,336,115
Net assets at beginning of year	76	23,933,134	49,997,860	3,892,621	5,120
Net assets at end of year	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448

Accumulation unit activity
Units outstanding at beginning of year	—	12,845,996	29,802,308	2,444,317	4,668
Contract purchase payments	8,621	778,720	2,315,059	129,404	125,647
Net transfers(1)	569,873	(353,938)	(31,285)	431,114	3,173,899
Transfers for policy loans	(95,850)	(176,416)	(251,859)	(26,196)	(24,514)
Policy charges	(937)	(313,980)	(904,429)	(62,288)	(22,137)
Contract terminations:
Surrender benefits	—	(815,798)	(2,035,512)	(156,512)	(36,355)
Death benefits	—	—	(6,531)	—	—
Units outstanding at end of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$169,547	$574,445	$29,625	$71,867	$(1,348,730)
Net realized gain (loss) on sales of investments	416,720	2,161,727	505	174,032	6,048,456
Distributions from capital gains	—	—	114,471	545,816	—
Net change in unrealized appreciation or depreciation of investments	(1,540,170)	4,446,992	(146,534)	(133,217)	10,062,486
Net increase (decrease) in net assets resulting from operations	(953,903)	7,183,164	(1,933)	658,498	14,762,212

Contract transactions
Contract purchase payments	618,744	2,210,494	243,310	433,614	9,106,531
Net transfers(1)	99,539	(1,546,023)	1,061,883	317,985	1,923,007
Transfers for policy loans	(66,192)	(452,504)	(40,352)	(31,739)	(223,188)
Policy charges	(410,565)	(1,976,562)	(29,182)	(229,740)	(11,243,566)
Contract terminations:
Surrender benefits	(907,126)	(3,652,880)	(1,365)	(433,160)	(9,873,276)
Death benefits	(4,375)	(27,700)	—	—	(188,637)
Increase (decrease) from contract transactions	(669,975)	(5,445,175)	1,234,294	56,960	(10,499,129)
Net assets at beginning of year	16,286,133	60,881,167	202,781	7,427,712	164,893,013
Net assets at end of year	$14,662,255	$62,619,156	$1,435,142	$8,143,170	$169,156,096

Accumulation unit activity
Units outstanding at beginning of year	9,611,812	26,850,624	171,378	4,601,444	106,368,321
Contract purchase payments	370,114	928,036	206,511	261,951	5,729,923
Net transfers(1)	(17,179)	(630,201)	1,035,366	117,390	356,240
Transfers for policy loans	(38,155)	(189,304)	(40,087)	(18,542)	(120,114)
Policy charges	(259,537)	(821,048)	(25,203)	(138,186)	(7,123,996)
Contract terminations:
Surrender benefits	(516,055)	(1,538,306)	(1,174)	(240,666)	(6,097,150)
Death benefits	(2,813)	(12,020)	—	—	(107,332)
Units outstanding at end of year	9,148,187	24,587,781	1,346,791	4,583,391	99,005,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(373,465)	$2,097,766	$(1,605,203)	$(225,186)	$(225,857)
Net realized gain (loss) on sales of investments	2,729	(741,476)	12,476,047	792,194	(391,819)
Distributions from capital gains	—	528,001	—	146,710	1,333,242
Net change in unrealized appreciation or depreciation of investments	(2,728)	3,161,465	8,816,845	(2,067,451)	(603,034)
Net increase (decrease) in net assets resulting from operations	(373,464)	5,045,756	19,687,689	(1,353,733)	112,532

Contract transactions
Contract purchase payments	9,683,853	6,576,499	12,004,349	3,167,884	1,662,577
Net transfers(1)	(3,464,160)	(4,606,669)	(7,372,676)	(1,170,228)	(2,092,336)
Transfers for policy loans	352,765	121,845	(2,216,700)	(359,891)	(195,019)
Policy charges	(6,618,407)	(5,568,916)	(7,164,978)	(1,371,358)	(1,074,404)
Contract terminations:
Surrender benefits	(6,738,088)	(8,253,171)	(12,370,471)	(2,476,687)	(1,738,628)
Death benefits	(1,015,559)	(46,847)	(77,181)	(15,000)	(14,378)
Increase (decrease) from contract transactions	(7,799,596)	(11,777,259)	(17,197,657)	(2,225,280)	(3,452,188)
Net assets at beginning of year	60,526,366	114,413,967	222,854,122	48,358,659	33,218,255
Net assets at end of year	$52,353,306	$107,682,464	$225,344,154	$44,779,646	$29,878,599

Accumulation unit activity
Units outstanding at beginning of year	57,235,369	73,135,355	103,365,208	20,895,105	21,614,712
Contract purchase payments	9,128,695	4,066,344	5,370,786	1,361,242	1,032,470
Net transfers(1)	(2,558,911)	(466,228)	(1,832,576)	649,314	(16,235)
Transfers for policy loans	348,941	9,492	(991,013)	(155,791)	(134,099)
Policy charges	(6,254,645)	(3,409,694)	(3,190,460)	(590,869)	(681,250)
Contract terminations:
Surrender benefits	(6,538,454)	(5,273,106)	(5,620,452)	(1,145,013)	(1,147,539)
Death benefits	(936,666)	(29,717)	(33,163)	(6,130)	(8,509)
Units outstanding at end of year	50,424,329	68,032,446	97,068,330	21,007,858	20,659,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$3,672,952	$(60,626)	$(131,317)	$845,629	$(326,208)
Net realized gain (loss) on sales of investments	1,025,897	(85,812)	(279,977)	3,769,244	3,312,583
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,817,505)	382,219	956,418	(12,973,932)	2,981,508
Net increase (decrease) in net assets resulting from operations	1,881,344	235,781	545,124	(8,359,059)	5,967,883

Contract transactions
Contract purchase payments	3,205,144	510,362	815,062	4,638,652	2,359,684
Net transfers(1)	506,972	183,060	(821,610)	(3,025,532)	(1,315,647)
Transfers for policy loans	(617,465)	(110,733)	(93,146)	(212,900)	(355,924)
Policy charges	(2,253,806)	(239,978)	(594,355)	(4,403,176)	(1,456,780)
Contract terminations:
Surrender benefits	(3,242,724)	(344,225)	(981,598)	(5,063,880)	(2,479,185)
Death benefits	(28,490)	(214)	(1,596)	(6,726)	(6,299)
Increase (decrease) from contract transactions	(2,430,369)	(1,728)	(1,677,243)	(8,073,562)	(3,254,151)
Net assets at beginning of year	64,564,211	8,255,753	18,276,152	94,264,650	47,219,110
Net assets at end of year	$64,015,186	$8,489,806	$17,144,033	$77,832,029	$49,932,842

Accumulation unit activity
Units outstanding at beginning of year	29,769,303	9,161,925	10,334,078	72,950,963	43,195,105
Contract purchase payments	1,449,007	539,294	449,722	3,778,676	2,092,868
Net transfers(1)	1,432,013	132,522	(377,634)	(3,320,555)	(4,476,999)
Transfers for policy loans	(281,870)	(119,090)	(48,941)	(162,570)	(363,210)
Policy charges	(1,019,969)	(256,214)	(326,333)	(3,681,365)	(1,245,395)
Contract terminations:
Surrender benefits	(1,507,992)	(371,324)	(533,037)	(4,089,795)	(2,048,133)
Death benefits	(12,399)	(230)	(799)	(6,045)	(7,489)
Units outstanding at end of year	29,828,093	9,086,883	9,497,056	65,469,309	37,146,747

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(2,228,722)	$(2,116)	$(1,030)	$(5,332)	$(33,321)
Net realized gain (loss) on sales of investments	13,907,897	(2,101)	1,347	(538)	(5,910)
Distributions from capital gains	—	176	—	—	—
Net change in unrealized appreciation or depreciation of investments	27,946,970	(11,306)	6,213	26,552	217,234
Net increase (decrease) in net assets resulting from operations	39,626,145	(15,347)	6,530	20,682	178,003

Contract transactions
Contract purchase payments	16,970,440	124,108	224	41,336	557,606
Net transfers(1)	(5,608,393)	713,872	328,125	2,398,954	18,993,866
Transfers for policy loans	(1,415,694)	(1,231)	130,900	131,633	(199,398)
Policy charges	(17,797,687)	(4,200)	(3,671)	(21,952)	(84,687)
Contract terminations:
Surrender benefits	(17,179,717)	(302)	(87,792)	(29,727)	(223,854)
Death benefits	(194,174)	—	—	—	—
Increase (decrease) from contract transactions	(25,225,225)	832,247	367,786	2,520,244	19,043,533
Net assets at beginning of year	292,031,897	6,943	—	—	—
Net assets at end of year	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536

Accumulation unit activity
Units outstanding at beginning of year	215,895,365	6,677	—	—	—
Contract purchase payments	12,020,607	127,916	175	41,177	557,614
Net transfers(1)	(7,353,326)	736,650	330,883	2,397,738	19,005,696
Transfers for policy loans	(788,935)	(1,291)	130,466	131,215	(201,819)
Policy charges	(13,219,594)	(4,325)	(3,655)	(21,895)	(84,689)
Contract terminations:
Surrender benefits	(12,152,834)	—	(86,873)	(29,385)	(222,125)
Death benefits	(137,076)	—	—	—	—
Units outstanding at end of year	194,264,207	865,627	370,996	2,518,850	19,054,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(34,234)	$(94,107)	$(114,557)	$(376,469)	$(93,773)
Net realized gain (loss) on sales of investments	6,399	1,098,336	781,758	3,499,241	618,404
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	170,386	(80,470)	908,995	3,677,614	772,308
Net increase (decrease) in net assets resulting from operations	142,551	923,759	1,576,196	6,800,386	1,296,939

Contract transactions
Contract purchase payments	657,587	838,114	762,238	3,047,803	589,848
Net transfers(1)	15,780,427	(519,999)	968,626	7,664,347	1,946,879
Transfers for policy loans	(16,600)	(144,343)	(138,972)	(526,289)	(102,682)
Policy charges	(95,075)	(520,813)	(341,366)	(1,633,807)	(289,972)
Contract terminations:
Surrender benefits	(39)	(932,028)	(515,364)	(3,050,447)	(359,641)
Death benefits	—	(5,988)	(3,987)	(12,993)	(4,524)
Increase (decrease) from contract transactions	16,326,300	(1,285,057)	731,175	5,488,614	1,779,908
Net assets at beginning of year	—	14,814,237	13,856,601	51,930,468	11,396,982
Net assets at end of year	$16,468,851	$14,452,939	$16,163,972	$64,219,468	$14,473,829

Accumulation unit activity
Units outstanding at beginning of year	—	7,017,372	7,153,950	30,774,258	5,992,400
Contract purchase payments	658,585	392,146	386,324	1,783,814	309,336
Net transfers(1)	15,755,898	(351,742)	376,427	2,987,633	831,514
Transfers for policy loans	(16,450)	(68,672)	(70,724)	(297,667)	(64,529)
Policy charges	(94,909)	(241,282)	(168,940)	(930,539)	(148,254)
Contract terminations:
Surrender benefits	—	(466,318)	(241,115)	(1,625,953)	(172,079)
Death benefits	—	(2,776)	(2,100)	(6,621)	(2,517)
Units outstanding at end of year	16,303,124	6,278,728	7,433,822	32,684,925	6,745,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Operations
Investment income (loss) — net	$(128,543)	$302,986	$(77,553)	$2,147	$799,532
Net realized gain (loss) on sales of investments	1,502,835	101,130	(898,537)	276	91,034
Distributions from capital gains	—	—	—	1,143	—
Net change in unrealized appreciation or depreciation of investments	(363,156)	996,873	(982,629)	(5,720)	(874,644)
Net increase (decrease) in net assets resulting from operations	1,011,136	1,400,989	(1,958,719)	(2,154)	15,922

Contract transactions
Contract purchase payments	898,318	1,879,116	718,866	61,995	1,537,436
Net transfers(1)	346,353	(1,810,629)	(241,750)	679,900	(7,752,497)
Transfers for policy loans	(194,891)	(170,624)	(70,881)	(1,378)	(591,851)
Policy charges	(614,766)	(1,722,169)	(255,807)	(14,606)	(816,035)
Contract terminations:
Surrender benefits	(858,612)	(1,950,538)	(595,303)	(1,717)	(1,530,576)
Death benefits	(8,410)	(27,699)	(2,382)	—	(1,468)
Increase (decrease) from contract transactions	(432,008)	(3,802,543)	(447,257)	724,194	(9,154,991)
Net assets at beginning of year	19,599,218	29,657,414	11,298,379	168,751	36,214,255
Net assets at end of year	$20,178,346	$27,255,860	$8,892,403	$890,791	$27,075,186

Accumulation unit activity
Units outstanding at beginning of year	7,591,462	24,966,758	13,037,632	163,029	26,661,579
Contract purchase payments	343,423	1,542,913	864,391	59,308	1,150,238
Net transfers(1)	90,920	(1,013,783)	(645,424)	677,735	(6,005,056)
Transfers for policy loans	(82,982)	(136,910)	(78,828)	(1,330)	(426,800)
Policy charges	(238,126)	(1,392,244)	(300,371)	(13,764)	(614,391)
Contract terminations:
Surrender benefits	(331,520)	(1,634,871)	(671,423)	(1,449)	(1,104,422)
Death benefits	(3,811)	(20,681)	(2,373)	—	(1,195)
Units outstanding at end of year	7,369,366	22,311,182	12,203,604	883,529	19,659,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$37,548	$579,409	$(545,646)	$125,974	$(123,603)
Net realized gain (loss) on sales of investments	4,618,710	2,559,824	3,263,607	387,059	(1,787,466)
Distributions from capital gains	1,855,931	14,669	2,836,766	5,247	—
Net change in unrealized appreciation or depreciation of investments	2,857,966	2,022,534	925,082	(2,355,620)	8,658,837
Net increase (decrease) in net assets resulting from operations	9,370,155	5,176,436	6,479,809	(1,837,340)	6,747,768

Contract transactions
Contract purchase payments	4,767,602	2,124,773	4,002,410	876,382	3,223,546
Net transfers(1)	(381,573)	(2,005,080)	(5,578,248)	379,414	59,696
Transfers for policy loans	(1,166,417)	(694,568)	(913,205)	(54,715)	(479,419)
Policy charges	(2,118,984)	(1,726,384)	(3,662,124)	(635,588)	(1,662,725)
Contract terminations:
Surrender benefits	(4,180,437)	(3,158,887)	(6,516,783)	(1,104,876)	(2,860,229)
Death benefits	(20,345)	(21,760)	(17,495)	(1,396)	(9,994)
Increase (decrease) from contract transactions	(3,100,154)	(5,481,906)	(12,685,445)	(540,779)	(1,729,125)
Net assets at beginning of year	86,986,750	56,285,050	125,046,540	21,260,785	48,009,701
Net assets at end of year	$93,256,751	$55,979,580	$118,840,904	$18,882,666	$53,028,344

Accumulation unit activity
Units outstanding at beginning of year	52,984,384	26,616,687	43,120,132	12,115,610	22,748,064
Contract purchase payments	2,896,603	958,643	1,371,459	515,677	1,430,387
Net transfers(1)	(1,557,127)	(1,060,690)	(1,637,290)	127,133	962,556
Transfers for policy loans	(669,607)	(282,855)	(316,533)	(24,157)	(215,330)
Policy charges	(1,266,372)	(819,524)	(1,209,818)	(392,701)	(737,689)
Contract terminations:
Surrender benefits	(2,393,818)	(1,411,931)	(2,216,391)	(639,541)	(1,325,432)
Death benefits	(13,779)	(8,603)	(5,481)	(1,043)	(4,046)
Units outstanding at end of year	49,980,284	23,991,727	39,106,078	11,700,978	22,858,510

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$669	$281,547	$(30,657)	$3,774	$341,891
Net realized gain (loss) on sales of investments	(725)	1,191,244	2,772,075	(142)	4,901,094
Distributions from capital gains	—	117,493	2,975,114	—	17,879,351
Net change in unrealized appreciation or depreciation of investments	(51,578)	(199,940)	(5,792,580)	(22,128)	(10,261,594)
Net increase (decrease) in net assets resulting from operations	(51,634)	1,390,344	(76,048)	(18,496)	12,860,742

Contract transactions
Contract purchase payments	64,116	1,481,537	1,982,288	22,585	4,901,737
Net transfers(1)	2,692,604	(674,021)	(209,681)	1,461,059	(1,655,552)
Transfers for policy loans	(4,226)	(240,763)	(496,297)	7,353	(1,238,922)
Policy charges	(29,921)	(657,692)	(1,171,093)	(9,114)	(3,155,033)
Contract terminations:
Surrender benefits	(12,011)	(1,262,931)	(2,298,318)	(1,313)	(6,046,499)
Death benefits	—	(1,758)	(2,704)	—	(23,708)
Increase (decrease) from contract transactions	2,710,562	(1,355,628)	(2,195,805)	1,480,570	(7,217,977)
Net assets at beginning of year	4,153	22,395,325	41,217,481	1,712	104,621,592
Net assets at end of year	$2,663,081	$22,430,041	$38,945,628	$1,463,786	$110,264,357

Accumulation unit activity
Units outstanding at beginning of year	3,878	12,025,226	12,729,431	1,605	33,561,142
Contract purchase payments	62,512	778,860	658,150	21,696	1,481,154
Net transfers(1)	2,716,578	(367,343)	921,382	1,452,633	1,822,056
Transfers for policy loans	(3,592)	(129,019)	(169,555)	7,489	(394,134)
Policy charges	(29,817)	(342,626)	(377,234)	(8,879)	(956,991)
Contract terminations:
Surrender benefits	(11,750)	(659,596)	(775,585)	(998)	(2,005,252)
Death benefits	—	(953)	(895)	—	(6,650)
Units outstanding at end of year	2,737,809	11,304,549	12,985,694	1,473,546	33,501,325

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$2,594	$9,719	$326,942	$(60,160)	$(1,847)
Net realized gain (loss) on sales of investments	(1,743)	228,464	2,047,389	553,908	(457)
Distributions from capital gains	49	784,985	1,984,971	—	24,528
Net change in unrealized appreciation or depreciation of investments	(5,426)	(691,740)	1,899,609	326,020	(16,848)
Net increase (decrease) in net assets resulting from operations	(4,526)	331,428	6,258,911	819,768	5,376

Contract transactions
Contract purchase payments	2,528	226,710	2,003,051	438,251	29,161
Net transfers(1)	278,196	(429,431)	2,200,653	(263,415)	1,203,829
Transfers for policy loans	(161)	(101,541)	(417,762)	(98,589)	(1,989)
Policy charges	(1,709)	(160,939)	(1,264,720)	(384,992)	(5,473)
Contract terminations:
Surrender benefits	(36,614)	(244,571)	(2,351,547)	(595,919)	(1,242)
Death benefits	—	(1,306)	(972)	(889)	—
Increase (decrease) from contract transactions	242,240	(711,078)	168,703	(905,553)	1,224,286
Net assets at beginning of year	—	5,944,331	40,041,375	10,965,208	1,429
Net assets at end of year	$237,714	$5,564,681	$46,468,989	$10,879,423	$1,231,091

Accumulation unit activity
Units outstanding at beginning of year	—	2,242,581	24,170,839	8,104,241	1,350
Contract purchase payments	2,216	84,490	1,158,306	316,738	28,303
Net transfers(1)	282,565	(164,455)	341,647	(185,138)	1,201,997
Transfers for policy loans	(166)	(37,709)	(250,606)	(71,225)	(1,983)
Policy charges	(1,749)	(61,453)	(718,623)	(277,950)	(5,448)
Contract terminations:
Surrender benefits	(37,462)	(94,103)	(1,381,673)	(431,937)	(1,020)
Death benefits	—	(444)	(651)	(645)	—
Units outstanding at end of year	245,404	1,968,907	23,319,239	7,454,084	1,223,199

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$43,901	$170,021	$104,949	$182,687	$(46,331)
Net realized gain (loss) on sales of investments	461,856	5,772,152	438,754	470,417	337,626
Distributions from capital gains	—	636,780	—	—	—
Net change in unrealized appreciation or depreciation of investments	327,113	3,075,384	549,231	(810,306)	239,533
Net increase (decrease) in net assets resulting from operations	832,870	9,654,337	1,092,934	(157,202)	530,828

Contract transactions
Contract purchase payments	438,132	6,014,509	543,839	1,154,831	339,149
Net transfers(1)	1,724,451	(4,134,982)	581,818	3,926,625	(63,818)
Transfers for policy loans	(89,761)	(741,261)	(33,157)	(99,364)	(47,101)
Policy charges	(205,104)	(6,590,768)	(248,737)	(497,686)	(260,102)
Contract terminations:
Surrender benefits	(298,280)	(7,585,091)	(419,413)	(983,874)	(290,121)
Death benefits	—	(22,643)	(2,737)	(10,246)	—
Increase (decrease) from contract transactions	1,569,438	(13,060,236)	421,613	3,490,286	(321,993)
Net assets at beginning of year	8,963,470	135,065,510	8,690,370	21,363,976	7,358,722
Net assets at end of year	$11,365,778	$131,659,611	$10,204,917	$24,697,060	$7,567,557

Accumulation unit activity
Units outstanding at beginning of year	5,558,498	54,992,187	6,182,865	14,387,456	5,522,108
Contract purchase payments	283,102	2,356,195	369,251	818,732	248,317
Net transfers(1)	870,756	(1,599,089)	405,989	2,516,106	(51,457)
Transfers for policy loans	(55,197)	(281,640)	(22,486)	(58,368)	(34,477)
Policy charges	(126,445)	(2,537,015)	(168,805)	(329,434)	(190,657)
Contract terminations:
Surrender benefits	(189,698)	(2,907,444)	(280,729)	(590,021)	(210,949)
Death benefits	—	(10,467)	(1,847)	(5,067)	—
Units outstanding at end of year	6,341,016	50,012,727	6,484,238	16,739,404	5,282,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(56,710)	$(1,877)	$(55,158)	$(87,745)	$(48,887)
Net realized gain (loss) on sales of investments	334,842	(5,082)	482,691	767,654	540,721
Distributions from capital gains	670,653	21,581	745,191	836,477	700,251
Net change in unrealized appreciation or depreciation of investments	(196,588)	(65,265)	(992)	(385,824)	(94,020)
Net increase (decrease) in net assets resulting from operations	752,197	(50,643)	1,171,732	1,130,562	1,098,065

Contract transactions
Contract purchase payments	531,083	134,504	344,053	687,564	463,642
Net transfers(1)	1,053,768	1,715,531	98,054	190,007	(266,651)
Transfers for policy loans	(69,578)	(4,433)	(28,523)	(120,304)	(14,818)
Policy charges	(190,722)	(25,057)	(316,515)	(365,307)	(211,261)
Contract terminations:
Surrender benefits	(510,249)	(4,170)	(686,297)	(656,934)	(437,933)
Death benefits	(1,453)	—	—	(1,933)	—
Increase (decrease) from contract transactions	812,849	1,816,375	(589,228)	(266,907)	(467,021)
Net assets at beginning of year	6,619,969	1,777	10,478,446	13,147,819	9,402,111
Net assets at end of year	$8,185,015	$1,767,509	$11,060,950	$14,011,474	$10,033,155

Accumulation unit activity
Units outstanding at beginning of year	3,647,521	1,559	5,030,448	9,856,650	6,165,653
Contract purchase payments	277,250	130,070	150,851	545,190	303,629
Net transfers(1)	456,485	1,709,791	(48,753)	(444,666)	(342,305)
Transfers for policy loans	(34,241)	(4,020)	(4,677)	(93,521)	(9,607)
Policy charges	(101,253)	(24,934)	(143,564)	(257,830)	(134,640)
Contract terminations:
Surrender benefits	(242,633)	(4,014)	(312,267)	(370,953)	(261,633)
Death benefits	(842)	—	—	(2,009)	—
Units outstanding at end of year	4,002,287	1,808,452	4,672,038	9,232,861	5,721,097

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$1,244,754	$2,015	$(122,649)	$(163,147)	$381,168
Net realized gain (loss) on sales of investments	(352,687)	(8,682)	1,941,324	1,115,629	1,048,214
Distributions from capital gains	5,393,265	32,869	1,862,610	5,460,619	1,164,762
Net change in unrealized appreciation or depreciation of investments	(12,948,880)	(24,940)	(472,346)	(8,772,725)	576,302
Net increase (decrease) in net assets resulting from operations	(6,663,548)	1,262	3,208,939	(2,359,624)	3,170,446

Contract transactions
Contract purchase payments	3,102,925	28,844	1,494,890	1,198,665	1,748,567
Net transfers(1)	(3,295,175)	819,819	(938,511)	(2,544,737)	2,130,465
Transfers for policy loans	(458,196)	(95,065)	(237,138)	(318,886)	(276,103)
Policy charges	(1,615,012)	(382)	(834,100)	(732,737)	(859,562)
Contract terminations:
Surrender benefits	(2,733,205)	(302)	(1,566,233)	(1,450,984)	(1,786,064)
Death benefits	(5,579)	—	(409)	(2,125)	(2,641)
Increase (decrease) from contract transactions	(5,004,242)	752,914	(2,081,501)	(3,850,804)	954,662
Net assets at beginning of year	57,153,489	78	32,222,420	29,784,571	27,738,973
Net assets at end of year	$45,485,699	$754,254	$33,349,858	$23,574,143	$31,864,081

Accumulation unit activity
Units outstanding at beginning of year	32,612,066	—	21,535,166	11,566,069	9,304,168
Contract purchase payments	1,840,246	27,523	1,002,569	516,684	605,078
Net transfers(1)	(2,091,740)	821,627	(1,755,590)	(1,433,714)	1,533,001
Transfers for policy loans	(281,346)	(95,715)	(135,908)	(145,862)	(77,468)
Policy charges	(948,703)	(373)	(541,793)	(309,870)	(276,575)
Contract terminations:
Surrender benefits	(1,581,590)	—	(953,388)	(581,539)	(626,668)
Death benefits	(3,925)	—	(155)	(635)	(652)
Units outstanding at end of year	29,545,008	753,062	19,150,901	9,611,133	10,460,884

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$1,638	$(66,987)	$(226)	$19,740	$1,679,723
Net realized gain (loss) on sales of investments	480,127	210,840	—	395,616	195,773
Distributions from capital gains	—	1,381,425	—	605,479	—
Net change in unrealized appreciation or depreciation of investments	1,026,568	(1,494,152)	619	(840,155)	(927,823)
Net increase (decrease) in net assets resulting from operations	1,508,333	31,126	393	180,680	947,673

Contract transactions
Contract purchase payments	711,703	575,287	3,469	792,704	2,574,429
Net transfers(1)	179,638	583,357	220,988	1,476,452	(1,165,437)
Transfers for policy loans	(112,958)	(95,106)	901	(79,546)	(553,921)
Policy charges	(250,940)	(234,278)	(615)	(336,384)	(1,576,918)
Contract terminations:
Surrender benefits	(522,713)	(458,099)	(223)	(524,673)	(2,626,421)
Death benefits	(503)	(3,076)	—	—	(1,410)
Increase (decrease) from contract transactions	4,227	368,085	224,520	1,328,553	(3,349,678)
Net assets at beginning of year	11,297,346	8,929,259	—	12,390,789	54,361,892
Net assets at end of year	$12,809,906	$9,328,470	$224,913	$13,900,022	$51,959,887

Accumulation unit activity
Units outstanding at beginning of year	9,390,513	4,743,391	—	6,709,752	37,229,910
Contract purchase payments	566,605	314,798	3,132	447,607	1,745,203
Net transfers(1)	(146,916)	212,754	224,305	745,255	(619,364)
Transfers for policy loans	(73,799)	(46,658)	913	(43,697)	(368,846)
Policy charges	(197,110)	(127,761)	(625)	(185,259)	(1,059,496)
Contract terminations:
Surrender benefits	(381,469)	(227,346)	—	(268,106)	(1,771,501)
Death benefits	(195)	(1,895)	—	—	(952)
Units outstanding at end of year	9,157,629	4,867,283	227,725	7,405,552	35,154,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(10,981)	$1,269,741	$3,931	$1,005,413	$512,882
Net realized gain (loss) on sales of investments	608,278	76,183	72	375,812	20,894
Distributions from capital gains	1,819,923	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,037,300)	(1,266,157)	115	1,627,908	(435,862)
Net increase (decrease) in net assets resulting from operations	1,379,920	79,767	4,118	3,009,133	97,914

Contract transactions
Contract purchase payments	766,888	1,616,947	25,558	620,038	312,351
Net transfers(1)	1,433,253	(5,716,709)	367,444	4,512,593	79,660
Transfers for policy loans	(136,270)	(206,296)	225	(141,395)	(139,515)
Policy charges	(281,536)	(731,397)	(2,974)	(323,485)	(326,031)
Contract terminations:
Surrender benefits	(452,768)	(1,648,958)	(11,838)	(798,349)	(412,140)
Death benefits	(1,419)	(10,131)	—	(594)	(1,611)
Increase (decrease) from contract transactions	1,328,148	(6,696,544)	378,415	3,868,808	(487,286)
Net assets at beginning of year	11,939,730	33,312,586	11,572	9,546,865	9,355,464
Net assets at end of year	$14,647,798	$26,695,809	$394,105	$16,424,806	$8,966,092

Accumulation unit activity
Units outstanding at beginning of year	5,791,576	23,217,724	9,607	4,518,062	4,473,105
Contract purchase payments	377,712	1,131,361	17,195	263,265	146,279
Net transfers(1)	457,999	(3,866,959)	363,523	1,919,768	49,629
Transfers for policy loans	(63,732)	(152,669)	225	(61,295)	(65,269)
Policy charges	(135,821)	(498,671)	(2,918)	(136,754)	(151,431)
Contract terminations:
Surrender benefits	(217,784)	(1,093,849)	(3,769)	(325,191)	(192,246)
Death benefits	(761)	(7,328)	—	(220)	(711)
Units outstanding at end of year	6,209,189	18,729,609	383,863	6,177,635	4,259,356

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$8,170	$(194,808)	$(18,221)	$(273,499)	$936,847
Net realized gain (loss) on sales of investments	64,247	3,360,886	480,971	1,207,622	450,094
Distributions from capital gains	—	—	—	3,379,585	—
Net change in unrealized appreciation or depreciation of investments	(392,896)	9,048,724	501,025	(6,393,892)	129,942
Net increase (decrease) in net assets resulting from operations	(320,479)	12,214,802	963,775	(2,080,184)	1,516,883

Contract transactions
Contract purchase payments	310,813	4,778,182	367,822	1,867,121	1,851,338
Net transfers(1)	867,802	(1,581,828)	209,035	(3,646,036)	(1,890,480)
Transfers for policy loans	(57,232)	(673,377)	(145,207)	(291,448)	(170,821)
Policy charges	(99,178)	(4,812,657)	(233,336)	(1,546,419)	(1,488,529)
Contract terminations:
Surrender benefits	(245,480)	(6,033,108)	(441,808)	(2,588,400)	(2,231,372)
Death benefits	(550)	(1,466)	—	(7,077)	(8,298)
Increase (decrease) from contract transactions	776,175	(8,324,254)	(243,494)	(6,212,259)	(3,938,162)
Net assets at beginning of year	3,551,378	98,570,167	7,529,296	50,796,602	41,225,768
Net assets at end of year	$4,007,074	$102,460,715	$8,249,577	$42,504,159	$38,804,489

Accumulation unit activity
Units outstanding at beginning of year	2,014,904	42,969,316	4,472,793	18,297,654	17,979,470
Contract purchase payments	177,668	1,986,964	208,746	703,343	793,666
Net transfers(1)	462,604	(666,764)	126,298	(1,277,138)	(722,344)
Transfers for policy loans	(32,508)	(275,877)	(79,920)	(110,044)	(74,272)
Policy charges	(57,800)	(2,012,408)	(131,985)	(559,070)	(618,491)
Contract terminations:
Surrender benefits	(135,810)	(2,513,614)	(248,632)	(948,479)	(950,039)
Death benefits	(306)	(617)	—	(2,672)	(3,787)
Units outstanding at end of year	2,428,752	39,487,000	4,347,300	16,103,594	16,404,203

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(372)	$(961,645)	$(2,603,500)	$(93,744)	$(116,687)
Net realized gain (loss) on sales of investments	(240)	3,438,179	13,640,090	(158,685)	609,457
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(48,712)	4,687,595	4,931,036	1,240,194	79,456
Net increase (decrease) in net assets resulting from operations	(49,324)	7,164,129	15,967,626	987,765	572,226

Contract transactions
Contract purchase payments	38,232	17,991,852	23,831,286	649,058	1,567,597
Net transfers(1)	355,241	18,132,489	(1,906,604)	(1,663,256)	(2,490,726)
Transfers for policy loans	639	(1,608,869)	(3,700,059)	(112,696)	(226,959)
Policy charges	(1,952)	(3,417,340)	(6,558,234)	(418,747)	(734,702)
Contract terminations:
Surrender benefits	(1,499)	(4,999,126)	(16,025,840)	(783,480)	(1,138,687)
Death benefits	—	—	—	(14,617)	(11,240)
Increase (decrease) from contract transactions	390,661	26,099,006	(4,359,451)	(2,343,738)	(3,034,717)
Net assets at beginning of year	2,937	129,639,659	335,426,714	13,745,889	18,442,880
Net assets at end of year	$344,274	$162,902,794	$347,034,889	$12,389,916	$15,980,389

Accumulation unit activity
Units outstanding at beginning of year	3,328	90,120,809	230,663,434	11,128,434	15,875,928
Contract purchase payments	40,135	12,799,346	16,079,433	503,027	1,353,523
Net transfers(1)	408,612	13,235,044	(253,523)	(1,230,373)	(2,124,299)
Transfers for policy loans	800	(1,086,683)	(2,500,541)	(91,335)	(194,994)
Policy charges	(2,364)	(2,390,556)	(4,420,922)	(324,868)	(618,192)
Contract terminations:
Surrender benefits	(1,781)	(3,376,995)	(10,799,156)	(607,841)	(957,431)
Death benefits	—	—	—	(11,352)	(9,657)
Units outstanding at end of year	448,730	109,300,965	228,768,725	9,365,692	13,324,878

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(214,494)	$(2,210,437)	$(5,406,805)	$(2,763,147)	$(8,574,147)
Net realized gain (loss) on sales of investments	1,616,164	6,687,995	31,236,143	7,632,077	44,234,227
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(388,335)	9,027,296	4,443,378	13,124,649	12,875,688
Net increase (decrease) in net assets resulting from operations	1,013,335	13,504,854	30,272,716	17,993,579	48,535,768

Contract transactions
Contract purchase payments	1,657,612	26,963,284	40,699,234	47,717,950	77,062,254
Net transfers(1)	(7,782,600)	18,238,972	(29,460,787)	33,128,337	(25,125,311)
Transfers for policy loans	(109,539)	(1,990,205)	(5,737,693)	(3,678,958)	(10,125,964)
Policy charges	(1,248,883)	(11,209,380)	(23,871,576)	(10,953,407)	(25,938,507)
Contract terminations:
Surrender benefits	(3,414,929)	(16,511,316)	(39,841,010)	(16,405,674)	(52,161,281)
Death benefits	—	(37,953)	(10,920)	(67,367)	(294,479)
Increase (decrease) from contract transactions	(10,898,339)	15,453,402	(58,222,752)	49,740,881	(36,583,288)
Net assets at beginning of year	33,483,725	305,000,532	732,335,682	376,027,972	1,110,942,478
Net assets at end of year	$23,598,721	$333,958,788	$704,385,646	$443,762,432	$1,122,894,958

Accumulation unit activity
Units outstanding at beginning of year	28,682,598	232,253,758	553,533,767	273,392,125	797,385,269
Contract purchase payments	1,394,809	20,581,622	30,159,318	35,239,020	54,370,208
Net transfers(1)	(6,446,098)	14,283,702	(20,518,170)	26,295,191	(13,942,229)
Transfers for policy loans	(91,842)	(1,446,466)	(4,202,271)	(2,635,217)	(7,232,121)
Policy charges	(1,050,864)	(8,392,684)	(17,658,487)	(7,941,169)	(18,256,781)
Contract terminations:
Surrender benefits	(2,887,762)	(12,330,131)	(29,386,930)	(11,557,290)	(36,899,578)
Death benefits	—	(28,189)	(7,982)	(45,869)	(205,972)
Units outstanding at end of year	19,600,841	244,921,612	511,919,245	312,746,791	775,218,796

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(436,994)	$(748,890)	$48	$655	$(121,906)
Net realized gain (loss) on sales of investments	2,337,828	6,010,540	—	(11)	2,247,197
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	459,822	(1,215,680)	(127)	(1,359)	(1,917,938)
Net increase (decrease) in net assets resulting from operations	2,360,656	4,045,970	(79)	(715)	207,353

Contract transactions
Contract purchase payments	4,157,346	5,071,241	4,091	405	965,859
Net transfers(1)	(6,773,045)	(16,579,367)	80,785	199,335	(713,219)
Transfers for policy loans	(229,462)	(779,617)	—	—	(166,869)
Policy charges	(2,625,375)	(4,190,215)	(59)	(2,575)	(469,388)
Contract terminations:
Surrender benefits	(4,284,889)	(6,289,998)	(149)	(75)	(1,166,845)
Death benefits	(159,100)	(96,424)	—	—	(2,521)
Increase (decrease) from contract transactions	(9,914,525)	(22,864,380)	84,668	197,090	(1,552,983)
Net assets at beginning of year	63,633,543	113,393,492	—	—	17,950,838
Net assets at end of year	$56,079,674	$94,575,082	$84,589	$196,375	$16,605,208

Accumulation unit activity
Units outstanding at beginning of year	51,403,849	91,216,403	—	—	7,408,849
Contract purchase payments	3,337,458	4,006,033	3,733	30	404,942
Net transfers(1)	(5,375,297)	(13,038,315)	81,461	200,471	(92,789)
Transfers for policy loans	(179,150)	(614,708)	—	—	(71,396)
Policy charges	(2,079,777)	(3,303,372)	(59)	(2,595)	(197,907)
Contract terminations:
Surrender benefits	(3,398,759)	(4,944,353)	—	—	(531,337)
Death benefits	(123,045)	(77,150)	—	—	(1,006)
Units outstanding at end of year	43,585,279	73,244,538	85,135	197,906	6,919,356

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(39,520)	$(23,976)	$740,107	$(721,401)	$447,646
Net realized gain (loss) on sales of investments	430,350	211,022	2,776,082	5,043,868	316,847
Distributions from capital gains	—	—	10,959,720	12,907,246	498,020
Net change in unrealized appreciation or depreciation of investments	187,934	177,168	(19,346,003)	(13,188,419)	(2,576,246)
Net increase (decrease) in net assets resulting from operations	578,764	364,214	(4,870,094)	4,041,294	(1,313,733)

Contract transactions
Contract purchase payments	351,848	161,770	5,213,230	5,173,494	1,004,138
Net transfers(1)	(265,506)	301,034	(880,239)	(3,787,443)	(877,150)
Transfers for policy loans	(60,816)	(32,356)	(951,227)	(1,114,000)	(146,064)
Policy charges	(134,395)	(74,244)	(2,655,177)	(2,846,337)	(778,045)
Contract terminations:
Surrender benefits	(424,495)	(96,994)	(5,412,746)	(6,068,801)	(1,093,506)
Death benefits	—	—	(33,280)	(30,188)	—
Increase (decrease) from contract transactions	(533,364)	259,210	(4,719,439)	(8,673,275)	(1,890,627)
Net assets at beginning of year	5,649,504	3,025,389	100,704,436	108,176,187	22,971,103
Net assets at end of year	$5,694,904	$3,648,813	$91,114,903	$103,544,206	$19,766,743

Accumulation unit activity
Units outstanding at beginning of year	4,117,023	1,504,628	44,369,799	37,086,429	13,239,394
Contract purchase payments	246,964	79,948	2,336,584	1,802,758	599,595
Net transfers(1)	(357,674)	103,340	40,632	189,962	(508,195)
Transfers for policy loans	(38,979)	(17,627)	(420,370)	(387,221)	(92,158)
Policy charges	(96,614)	(36,138)	(1,178,826)	(990,634)	(463,140)
Contract terminations:
Surrender benefits	(252,117)	(46,896)	(2,433,473)	(2,192,080)	(648,847)
Death benefits	—	—	(15,248)	(9,710)	—
Units outstanding at end of year	3,618,603	1,587,255	42,699,098	35,499,504	12,126,649

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(110,239)	$(102,371)
Net realized gain (loss) on sales of investments	1,776,160	771,663
Distributions from capital gains	—	1,355,381
Net change in unrealized appreciation or depreciation of investments	(135,427)	(2,542,962)
Net increase (decrease) in net assets resulting from operations	1,530,494	(518,289)

Contract transactions
Contract purchase payments	792,974	961,503
Net transfers(1)	(1,304,655)	(772,336)
Transfers for policy loans	(173,886)	(157,689)
Policy charges	(416,299)	(381,203)
Contract terminations:
Surrender benefits	(1,108,452)	(789,040)
Death benefits	(1,738)	(151)
Increase (decrease) from contract transactions	(2,212,056)	(1,138,916)
Net assets at beginning of year	17,153,669	15,713,142
Net assets at end of year	$16,472,107	$14,055,937

Accumulation unit activity
Units outstanding at beginning of year	7,366,623	5,585,634
Contract purchase payments	341,151	416,646
Net transfers(1)	(481,030)	(173,354)
Transfers for policy loans	(71,850)	(66,740)
Policy charges	(173,199)	(154,776)
Contract terminations:
Surrender benefits	(492,163)	(301,190)
Death benefits	(700)	(61)
Units outstanding at end of year	6,488,832	5,306,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AC VP Intl, Cl I	AC VP Val, Cl I
Operations
Investment income (loss) — net	$52,695	$2,361,472	$(26,571)	$160,515	$587,849
Net realized gain (loss) on sales of investments	592,786	(904,120)	321,397	368,063	1,246,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,241,224	7,702,925	768,783	2,422,358	13,306,669
Net increase (decrease) in net assets resulting from operations	5,886,705	9,160,277	1,063,609	2,950,936	15,140,661

Contract transactions
Contract purchase payments	1,480,232	4,227,614	210,115	701,728	2,459,405
Net transfers(1)	836,924	(2,188,113)	109,434	17,605	(1,439,839)
Transfers for policy loans	(260,747)	(345,992)	(5,931)	(78,671)	(571,898)
Policy charges	(598,754)	(1,587,302)	(84,537)	(437,135)	(2,011,764)
Contract terminations:
Surrender benefits	(1,423,387)	(3,316,788)	(405,473)	(872,757)	(3,834,837)
Death benefits	(1,873)	(1,003)	—	—	(14,832)
Increase (decrease) from contract transactions	32,395	(3,211,584)	(176,392)	(669,230)	(5,413,765)
Net assets at beginning of year	18,014,034	44,049,167	3,005,404	14,004,427	51,154,271
Net assets at end of year	$23,933,134	$49,997,860	$3,892,621	$16,286,133	$60,881,167

Accumulation unit activity
Units outstanding at beginning of year	13,171,441	31,932,992	2,641,466	10,267,675	29,440,365
Contract purchase payments	929,240	2,824,147	168,458	471,966	1,216,815
Net transfers(1)	187,774	(1,459,451)	(19,952)	(223,500)	(643,071)
Transfers for policy loans	(161,636)	(229,130)	(3,930)	(33,598)	(273,508)
Policy charges	(373,902)	(1,056,669)	(65,358)	(305,212)	(987,620)
Contract terminations:
Surrender benefits	(905,817)	(2,208,944)	(276,367)	(565,519)	(1,894,531)
Death benefits	(1,104)	(637)	—	—	(7,826)
Units outstanding at end of year	12,845,996	29,802,308	2,444,317	9,611,812	26,850,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$22,151	$(1,293,646)	$(451,343)	$4,805,096	$(1,590,099)
Net realized gain (loss) on sales of investments	234,715	3,790,409	3,153	24,512	6,719,302
Distributions from capital gains	624,069	—	—	5,793,912	—
Net change in unrealized appreciation or depreciation of investments	222,792	26,427,948	(3,153)	(14,850,561)	42,383,999
Net increase (decrease) in net assets resulting from operations	1,103,727	28,924,711	(451,343)	(4,227,041)	47,513,202

Contract transactions
Contract purchase payments	411,658	9,684,788	11,789,423	8,150,611	13,024,077
Net transfers(1)	(62,233)	719,950	(2,385,245)	(22,141,016)	(5,247,086)
Transfers for policy loans	(127,694)	(126,370)	317,642	(1,109,386)	(1,651,487)
Policy charges	(235,297)	(11,664,524)	(7,342,379)	(6,624,380)	(7,361,517)
Contract terminations:
Surrender benefits	(288,799)	(9,542,445)	(8,465,931)	(8,157,106)	(13,935,372)
Death benefits	(15,908)	(161,859)	(379,160)	(99,306)	(43,319)
Increase (decrease) from contract transactions	(318,273)	(11,090,460)	(6,465,650)	(29,980,583)	(15,214,704)
Net assets at beginning of year	6,642,258	147,058,762	67,443,359	148,621,591	190,555,624
Net assets at end of year	$7,427,712	$164,893,013	$60,526,366	$114,413,967	$222,854,122

Accumulation unit activity
Units outstanding at beginning of year	5,008,998	114,819,802	62,789,082	90,170,897	110,137,392
Contract purchase payments	291,671	6,861,444	10,911,978	4,971,206	6,629,057
Net transfers(1)	(244,921)	(18,707)	(1,548,235)	(12,055,944)	(1,720,411)
Transfers for policy loans	(86,205)	(63,741)	268,687	(671,218)	(807,940)
Policy charges	(163,837)	(8,362,893)	(6,847,945)	(4,052,421)	(3,738,305)
Contract terminations:
Surrender benefits	(194,972)	(6,761,242)	(7,990,359)	(5,163,058)	(7,112,694)
Death benefits	(9,290)	(106,342)	(347,839)	(64,107)	(21,891)
Units outstanding at end of year	4,601,444	106,368,321	57,235,369	73,135,355	103,365,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$(82,517)	$1,884,530	$3,848,122	$463,044	$2,408,803
Net realized gain (loss) on sales of investments	605,741	(220,378)	1,163,624	(157,814)	(364,177)
Distributions from capital gains	—	256,765	—	383,750	1,884,681
Net change in unrealized appreciation or depreciation of investments	(1,893,810)	(5,292,338)	(1,637,292)	(621,623)	(3,121,746)
Net increase (decrease) in net assets resulting from operations	(1,370,586)	(3,371,421)	3,374,454	67,357	807,561

Contract transactions
Contract purchase payments	3,500,029	1,950,119	3,377,328	388,965	1,369,076
Net transfers(1)	(1,159,999)	(3,615,416)	(1,970,268)	8,361,135	(2,997,569)
Transfers for policy loans	(570,800)	(382,052)	(658,332)	(105,586)	(120,820)
Policy charges	(1,512,667)	(1,284,672)	(2,443,445)	(173,008)	(667,643)
Contract terminations:
Surrender benefits	(3,201,199)	(2,362,815)	(3,941,676)	(283,325)	(1,119,581)
Death benefits	(550)	(6,339)	(16,421)	—	(943)
Increase (decrease) from contract transactions	(2,945,186)	(5,701,175)	(5,652,814)	8,188,181	(3,537,480)
Net assets at beginning of year	52,674,431	42,290,851	66,842,571	215	21,006,071
Net assets at end of year	$48,358,659	$33,218,255	$64,564,211	$8,255,753	$18,276,152

Accumulation unit activity
Units outstanding at beginning of year	21,617,634	24,397,725	31,732,831	132	12,296,575
Contract purchase payments	1,469,362	1,137,143	1,557,872	430,628	871,802
Net transfers(1)	65,691	(1,398,767)	(211,818)	9,369,532	(1,735,666)
Transfers for policy loans	(229,365)	(249,545)	(290,174)	(120,722)	(68,588)
Policy charges	(640,382)	(773,938)	(1,134,888)	(195,289)	(384,883)
Contract terminations:
Surrender benefits	(1,387,611)	(1,493,204)	(1,876,590)	(322,356)	(644,651)
Death benefits	(224)	(4,702)	(7,930)	—	(511)
Units outstanding at end of year	20,895,105	21,614,712	29,769,303	9,161,925	10,334,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$752,006	$(320,330)	$(2,082,269)	$(96,610)	$(91,465)
Net realized gain (loss) on sales of investments	3,562,653	2,577,175	9,310,164	836,919	386,130
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,852,726	9,004,541	68,454,255	2,789,801	3,210,871
Net increase (decrease) in net assets resulting from operations	17,167,385	11,261,386	75,682,150	3,530,110	3,505,536

Contract transactions
Contract purchase payments	5,158,803	2,543,023	18,400,932	902,222	709,931
Net transfers(1)	(2,378,291)	(1,850,676)	(10,473,568)	(212,585)	1,518,854
Transfers for policy loans	(286,825)	(537,089)	(403,724)	35,954	(146,980)
Policy charges	(4,844,008)	(1,435,836)	(18,367,749)	(521,529)	(299,128)
Contract terminations:
Surrender benefits	(6,210,289)	(3,422,252)	(17,888,888)	(1,046,293)	(659,255)
Death benefits	(24,258)	(17,044)	(171,294)	—	(695)
Increase (decrease) from contract transactions	(8,584,868)	(4,719,874)	(28,904,291)	(842,231)	1,122,727
Net assets at beginning of year	85,682,133	40,677,598	245,254,038	12,126,358	9,228,338
Net assets at end of year	$94,264,650	$47,219,110	$292,031,897	$14,814,237	$13,856,601

Accumulation unit activity
Units outstanding at beginning of year	81,126,140	51,835,457	245,141,693	7,627,169	6,577,494
Contract purchase payments	4,488,244	2,949,507	15,956,583	508,938	442,440
Net transfers(1)	(2,845,223)	(5,728,728)	(13,045,465)	(322,912)	758,102
Transfers for policy loans	(188,623)	(473,634)	(253,937)	27,030	(94,107)
Policy charges	(4,303,265)	(1,560,872)	(16,632,345)	(284,382)	(181,507)
Contract terminations:
Surrender benefits	(5,304,007)	(3,803,017)	(15,136,417)	(538,471)	(348,041)
Death benefits	(22,303)	(23,608)	(134,747)	—	(431)
Units outstanding at end of year	72,950,963	43,195,105	215,895,365	7,017,372	7,153,950

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$(328,452)	$(57,521)	$(118,442)	$(33,822)	$(88,094)
Net realized gain (loss) on sales of investments	2,350,266	275,614	793,943	48,136	(908,211)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,212,463	2,038,812	5,557,766	(935,200)	(449,593)
Net increase (decrease) in net assets resulting from operations	12,234,277	2,256,905	6,233,267	(920,886)	(1,445,898)

Contract transactions
Contract purchase payments	2,883,229	467,930	851,562	2,498,271	845,185
Net transfers(1)	2,118,276	4,868,658	971,628	(3,771,797)	(251,874)
Transfers for policy loans	(262,187)	(55,048)	(47,136)	(316,778)	(126,215)
Policy charges	(1,537,346)	(175,769)	(593,188)	(1,997,847)	(300,551)
Contract terminations:
Surrender benefits	(2,901,441)	(398,162)	(1,009,431)	(1,984,226)	(715,978)
Death benefits	(8,838)	—	(218)	(41,191)	—
Increase (decrease) from contract transactions	291,693	4,707,609	173,217	(5,613,568)	(549,433)
Net assets at beginning of year	39,404,498	4,432,468	13,192,734	36,191,868	13,293,710
Net assets at end of year	$51,930,468	$11,396,982	$19,599,218	$29,657,414	$11,298,379

Accumulation unit activity
Units outstanding at beginning of year	31,468,440	3,258,751	7,584,580	28,887,975	13,912,165
Contract purchase payments	2,017,205	292,598	404,642	2,031,212	984,224
Net transfers(1)	488,288	2,806,238	370,373	(2,346,479)	(577,558)
Transfers for policy loans	(211,435)	(38,390)	(24,296)	(270,631)	(139,433)
Policy charges	(1,071,955)	(107,801)	(279,025)	(1,615,078)	(341,869)
Contract terminations:
Surrender benefits	(1,912,051)	(218,996)	(464,691)	(1,683,838)	(799,897)
Death benefits	(4,234)	—	(121)	(36,403)	—
Units outstanding at end of year	30,774,258	5,992,400	7,591,462	24,966,758	13,037,632

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$820,872	$68,672	$598,894	$(249,070)	$124,184
Net realized gain (loss) on sales of investments	98,563	3,265,035	1,762,131	3,771,100	231,939
Distributions from capital gains	179,326	23,005	—	14,606,131	71,948
Net change in unrealized appreciation or depreciation of investments	(204,775)	17,477,938	12,191,246	16,424,367	4,561,570
Net increase (decrease) in net assets resulting from operations	893,986	20,834,650	14,552,271	34,552,528	4,989,641

Contract transactions
Contract purchase payments	1,330,216	4,472,618	2,342,290	4,505,336	942,190
Net transfers(1)	11,700,487	(3,994,425)	(1,301,091)	(6,946,749)	(321,201)
Transfers for policy loans	(265,728)	(938,599)	(297,128)	(852,505)	(70,026)
Policy charges	(783,984)	(1,981,729)	(1,782,535)	(3,743,580)	(660,546)
Contract terminations:
Surrender benefits	(1,295,140)	(3,978,384)	(3,649,175)	(7,764,028)	(1,624,941)
Death benefits	—	(797)	(156)	(40,211)	(7,907)
Increase (decrease) from contract transactions	10,685,851	(6,421,316)	(4,687,795)	(14,841,737)	(1,742,431)
Net assets at beginning of year	24,634,418	72,573,416	46,420,574	105,335,749	18,013,575
Net assets at end of year	$36,214,255	$86,986,750	$56,285,050	$125,046,540	$21,260,785

Accumulation unit activity
Units outstanding at beginning of year	18,992,711	58,532,253	29,724,135	48,484,790	13,536,734
Contract purchase payments	1,021,187	3,327,151	1,264,051	1,807,489	618,931
Net transfers(1)	8,386,036	(4,178,620)	(1,232,490)	(2,194,982)	(442,845)
Transfers for policy loans	(184,383)	(624,132)	(162,744)	(360,372)	(42,540)
Policy charges	(602,922)	(1,435,187)	(1,002,777)	(1,456,557)	(456,084)
Contract terminations:
Surrender benefits	(951,050)	(2,636,498)	(1,973,417)	(3,143,106)	(1,093,881)
Death benefits	—	(583)	(71)	(17,130)	(4,705)
Units outstanding at end of year	26,661,579	52,984,384	26,616,687	43,120,132	12,115,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$1,893,469	$260,747	$200,763	$108,068	$21,553
Net realized gain (loss) on sales of investments	(2,255,568)	568,496	1,924,578	3,924,844	249,068
Distributions from capital gains	—	—	620,760	7,913,087	678,842
Net change in unrealized appreciation or depreciation of investments	1,191,916	4,102,378	8,398,321	14,673,016	677,795
Net increase (decrease) in net assets resulting from operations	829,817	4,931,621	11,144,422	26,619,015	1,627,258

Contract transactions
Contract purchase payments	3,554,346	1,606,406	2,083,327	5,326,297	250,838
Net transfers(1)	(154,926)	(770,243)	(1,375,976)	(3,215,324)	(158,423)
Transfers for policy loans	(433,276)	(166,183)	(278,617)	(661,815)	(50,005)
Policy charges	(1,747,342)	(656,080)	(1,203,809)	(3,178,224)	(175,370)
Contract terminations:
Surrender benefits	(3,556,544)	(1,179,366)	(2,190,199)	(7,098,984)	(694,789)
Death benefits	(6,540)	(2,701)	(13,185)	(11,953)	—
Increase (decrease) from contract transactions	(2,344,282)	(1,168,167)	(2,978,459)	(8,840,003)	(827,749)
Net assets at beginning of year	49,524,166	18,631,871	33,051,518	86,842,580	5,144,822
Net assets at end of year	$48,009,701	$22,395,325	$41,217,481	$104,621,592	$5,944,331

Accumulation unit activity
Units outstanding at beginning of year	23,243,824	12,747,294	13,284,683	34,956,395	2,661,035
Contract purchase payments	1,618,935	971,681	727,985	1,807,408	108,022
Net transfers(1)	535,058	(502,446)	56,513	688,522	(91,101)
Transfers for policy loans	(197,930)	(98,477)	(96,363)	(199,875)	(21,056)
Policy charges	(799,397)	(394,137)	(422,002)	(1,093,729)	(77,227)
Contract terminations:
Surrender benefits	(1,649,607)	(697,134)	(816,782)	(2,593,816)	(337,092)
Death benefits	(2,819)	(1,555)	(4,603)	(3,763)	—
Units outstanding at end of year	22,748,064	12,025,226	12,729,431	33,561,142	2,242,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$148,903	$(14,534)	$59,627	$838,658	$127,027
Net realized gain (loss) on sales of investments	1,155,116	173,037	374,526	4,787,921	285,020
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,717,220	2,961,937	1,664,389	26,061,235	1,468,185
Net increase (decrease) in net assets resulting from operations	11,021,239	3,120,440	2,098,542	31,687,814	1,880,232

Contract transactions
Contract purchase payments	2,155,266	463,276	349,434	6,744,022	435,007
Net transfers(1)	(698,235)	63,693	1,571,208	(4,641,856)	1,389,800
Transfers for policy loans	(224,117)	(62,435)	(76,421)	(818,237)	(69,908)
Policy charges	(1,224,649)	(359,111)	(167,742)	(6,944,023)	(221,160)
Contract terminations:
Surrender benefits	(2,516,648)	(711,521)	(273,347)	(8,950,520)	(404,662)
Death benefits	(6,798)	—	(13,177)	(37,397)	—
Increase (decrease) from contract transactions	(2,515,181)	(606,098)	1,389,955	(14,648,011)	1,129,077
Net assets at beginning of year	31,535,317	8,450,866	5,474,973	118,025,707	5,681,061
Net assets at end of year	$40,041,375	$10,965,208	$8,963,470	$135,065,510	$8,690,370

Accumulation unit activity
Units outstanding at beginning of year	26,649,637	8,702,350	4,744,036	61,578,558	5,251,931
Contract purchase payments	1,586,447	415,802	271,425	3,076,304	346,920
Net transfers(1)	(1,369,129)	1,783	925,038	(2,071,084)	1,130,097
Transfers for policy loans	(169,337)	(56,321)	(49,572)	(374,335)	(55,405)
Policy charges	(879,072)	(321,676)	(127,011)	(3,122,064)	(174,951)
Contract terminations:
Surrender benefits	(1,641,336)	(637,697)	(192,678)	(4,078,717)	(315,727)
Death benefits	(6,371)	—	(12,740)	(16,475)	—
Units outstanding at end of year	24,170,839	8,104,241	5,558,498	54,992,187	6,182,865

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$75,258	$(14,957)	$(44,148)	$(20,412)	$(76,846)
Net realized gain (loss) on sales of investments	580,896	134,651	264,820	522,194	577,091
Distributions from capital gains	—	—	488,108	—	—
Net change in unrealized appreciation or depreciation of investments	2,602,003	1,877,854	555,158	2,142,088	2,915,638
Net increase (decrease) in net assets resulting from operations	3,258,157	1,997,548	1,263,938	2,643,870	3,415,883

Contract transactions
Contract purchase payments	1,236,168	322,416	427,834	385,709	703,413
Net transfers(1)	541,356	19,967	146,030	(680,006)	34,320
Transfers for policy loans	(164,026)	(9,849)	(40,475)	(79,751)	(125,353)
Policy charges	(485,201)	(264,321)	(164,722)	(336,101)	(372,098)
Contract terminations:
Surrender benefits	(1,054,771)	(418,775)	(202,943)	(474,089)	(792,466)
Death benefits	—	—	—	(22)	(6,474)
Increase (decrease) from contract transactions	73,526	(350,562)	165,724	(1,184,260)	(558,658)
Net assets at beginning of year	18,032,293	5,711,736	5,190,307	9,018,836	10,290,594
Net assets at end of year	$21,363,976	$7,358,722	$6,619,969	$10,478,446	$13,147,819

Accumulation unit activity
Units outstanding at beginning of year	14,622,793	5,837,578	3,634,019	5,887,769	10,991,769
Contract purchase payments	995,564	282,509	285,947	214,940	736,391
Net transfers(1)	14,629	4,855	(18,164)	(579,086)	(681,308)
Transfers for policy loans	(127,296)	(11,724)	(24,954)	(47,021)	(148,266)
Policy charges	(361,385)	(231,662)	(107,168)	(189,586)	(345,721)
Contract terminations:
Surrender benefits	(756,849)	(359,448)	(122,159)	(256,559)	(692,631)
Death benefits	—	—	—	(9)	(3,584)
Units outstanding at end of year	14,387,456	5,522,108	3,647,521	5,030,448	9,856,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(10,321)	$1,336,393	$(86,545)	$(177,869)	$363,624
Net realized gain (loss) on sales of investments	514,536	(426,311)	2,133,180	1,008,275	728,860
Distributions from capital gains	—	—	935,539	224,450	509,239
Net change in unrealized appreciation or depreciation of investments	1,726,303	6,237,117	4,637,935	7,696,625	3,062,695
Net increase (decrease) in net assets resulting from operations	2,230,518	7,147,199	7,620,109	8,751,481	4,664,418

Contract transactions
Contract purchase payments	500,455	3,573,522	1,648,414	1,264,026	1,562,175
Net transfers(1)	(845,581)	(7,356,616)	(1,864,330)	130,261	(524,312)
Transfers for policy loans	(39,487)	(213,263)	(370,932)	(196,981)	(319,382)
Policy charges	(211,680)	(1,830,054)	(860,791)	(809,402)	(833,361)
Contract terminations:
Surrender benefits	(372,394)	(3,761,500)	(1,720,640)	(1,570,388)	(1,499,528)
Death benefits	—	(15,345)	(963)	—	(338)
Increase (decrease) from contract transactions	(968,687)	(9,603,256)	(3,169,242)	(1,182,484)	(1,614,746)
Net assets at beginning of year	8,140,280	59,609,546	27,771,553	22,215,574	24,689,301
Net assets at end of year	$9,402,111	$57,153,489	$32,222,420	$29,784,571	$27,738,973

Accumulation unit activity
Units outstanding at beginning of year	7,021,080	38,990,445	25,356,763	12,669,089	9,223,945
Contract purchase payments	396,947	2,301,571	1,412,478	622,758	534,942
Net transfers(1)	(762,640)	(5,031,914)	(3,017,447)	(517,546)	480,352
Transfers for policy loans	(30,561)	(149,734)	(283,142)	(98,427)	(107,012)
Policy charges	(164,694)	(1,160,107)	(688,505)	(391,071)	(282,675)
Contract terminations:
Surrender benefits	(294,479)	(2,327,491)	(1,244,570)	(718,734)	(545,289)
Death benefits	—	(10,704)	(411)	—	(95)
Units outstanding at end of year	6,165,653	32,612,066	21,535,166	11,566,069	9,304,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$340,457	$(40,562)	$32,484	$2,403,855	$(8,385)
Net realized gain (loss) on sales of investments	300,242	235,548	214,927	341,564	350,389
Distributions from capital gains	—	180,191	—	—	112,612
Net change in unrealized appreciation or depreciation of investments	(422,057)	2,122,865	1,937,899	(3,504,567)	2,550,661
Net increase (decrease) in net assets resulting from operations	218,642	2,498,042	2,185,310	(759,148)	3,005,277

Contract transactions
Contract purchase payments	591,931	490,383	665,017	3,110,139	734,482
Net transfers(1)	597,609	(755,417)	2,807,609	(5,249,158)	2,274,374
Transfers for policy loans	(152,944)	(63,213)	(91,043)	(556,932)	(54,899)
Policy charges	(254,852)	(241,301)	(255,275)	(1,836,402)	(248,993)
Contract terminations:
Surrender benefits	(699,544)	(766,673)	(476,051)	(3,475,062)	(409,401)
Death benefits	(298)	—	—	(290)	—
Increase (decrease) from contract transactions	81,902	(1,336,221)	2,650,257	(8,007,705)	2,295,563
Net assets at beginning of year	10,996,802	7,767,438	7,555,222	63,128,745	6,638,890
Net assets at end of year	$11,297,346	$8,929,259	$12,390,789	$54,361,892	$11,939,730

Accumulation unit activity
Units outstanding at beginning of year	9,565,855	5,694,192	5,221,657	42,610,093	4,576,867
Contract purchase payments	521,089	325,363	428,588	2,120,813	433,406
Net transfers(1)	135,554	(619,419)	1,560,564	(3,507,842)	1,168,076
Transfers for policy loans	(113,783)	(39,895)	(57,629)	(378,321)	(33,621)
Policy charges	(217,418)	(159,230)	(161,002)	(1,248,789)	(142,631)
Contract terminations:
Surrender benefits	(500,477)	(457,620)	(282,426)	(2,365,850)	(210,521)
Death benefits	(307)	—	—	(194)	—
Units outstanding at end of year	9,390,513	4,743,391	6,709,752	37,229,910	5,791,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA
Operations
Investment income (loss) — net	$1,341,290	$9,022	$592,499	$17,566	$18,015
Net realized gain (loss) on sales of investments	133,121	163,940	43,429	(53,636)	1,727,563
Distributions from capital gains	—	179,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,803,489)	1,901,621	20,749	768,293	25,395,254
Net increase (decrease) in net assets resulting from operations	(329,078)	2,254,007	656,677	732,223	27,140,832

Contract transactions
Contract purchase payments	2,270,868	449,606	334,508	255,105	5,280,794
Net transfers(1)	(3,405,044)	3,170,692	43,974	304,830	(3,065,133)
Transfers for policy loans	(247,414)	(70,234)	(123,445)	(18,551)	(483,546)
Policy charges	(933,003)	(190,374)	(324,635)	(96,337)	(4,827,043)
Contract terminations:
Surrender benefits	(2,069,900)	(336,040)	(766,743)	(144,241)	(5,582,900)
Death benefits	(581)	—	—	—	(16,488)
Increase (decrease) from contract transactions	(4,385,074)	3,023,650	(836,341)	300,806	(8,694,316)
Net assets at beginning of year	38,026,738	4,269,208	9,535,128	2,518,349	80,123,651
Net assets at end of year	$33,312,586	$9,546,865	$9,355,464	$3,551,378	$98,570,167

Accumulation unit activity
Units outstanding at beginning of year	26,343,219	2,841,920	4,877,471	1,868,298	47,457,861
Contract purchase payments	1,625,275	244,445	166,230	169,493	2,720,501
Net transfers(1)	(2,452,229)	1,757,895	31,797	146,188	(1,597,169)
Transfers for policy loans	(173,620)	(37,579)	(62,435)	(12,620)	(242,219)
Policy charges	(654,960)	(104,068)	(160,118)	(64,002)	(2,498,827)
Contract terminations:
Surrender benefits	(1,469,543)	(184,551)	(379,840)	(92,453)	(2,861,816)
Death benefits	(418)	—	—	—	(9,015)
Units outstanding at end of year	23,217,724	4,518,062	4,473,105	2,014,904	42,969,316

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(3,388)	$(50,327)	$1,093,965	$(718,847)	$(2,310,652)
Net realized gain (loss) on sales of investments	241,839	1,267,301	(5,369)	1,285,152	6,206,005
Distributions from capital gains	—	1,292,237	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,737,964	6,477,856	5,649,894	17,463,667	48,745,866
Net increase (decrease) in net assets resulting from operations	1,976,415	8,987,067	6,738,490	18,029,972	52,641,219

Contract transactions
Contract purchase payments	374,765	2,124,476	2,109,275	12,542,977	24,127,744
Net transfers(1)	42,202	(4,677,063)	(2,044,249)	30,789,877	23,702,797
Transfers for policy loans	(38,195)	(256,147)	(151,427)	(1,212,754)	(2,923,501)
Policy charges	(218,014)	(1,700,284)	(1,593,108)	(2,534,533)	(6,286,082)
Contract terminations:
Surrender benefits	(371,943)	(3,230,136)	(2,889,889)	(4,336,779)	(11,525,394)
Death benefits	—	(19,472)	(2,482)	—	—
Increase (decrease) from contract transactions	(211,185)	(7,758,626)	(4,571,880)	35,248,788	27,095,564
Net assets at beginning of year	5,764,066	49,568,161	39,059,158	76,360,899	255,689,931
Net assets at end of year	$7,529,296	$50,796,602	$41,225,768	$129,639,659	$335,426,714

Accumulation unit activity
Units outstanding at beginning of year	4,647,019	21,116,051	19,959,427	62,709,271	209,766,214
Contract purchase payments	262,954	861,400	991,431	9,660,362	18,109,602
Net transfers(1)	8,954	(1,573,716)	(796,514)	23,843,757	18,321,217
Transfers for policy loans	(26,620)	(107,863)	(75,975)	(953,843)	(2,151,872)
Policy charges	(152,526)	(659,270)	(729,073)	(1,930,865)	(4,711,234)
Contract terminations:
Surrender benefits	(266,988)	(1,330,464)	(1,368,794)	(3,207,873)	(8,670,493)
Death benefits	—	(8,484)	(1,032)	—	—
Units outstanding at end of year	4,472,793	18,297,654	17,979,470	90,120,809	230,663,434

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(129,196)	$(177,370)	$(347,320)	$(2,111,318)	$(5,686,948)
Net realized gain (loss) on sales of investments	(301,632)	823,744	2,604,701	4,446,840	21,728,759
Distributions from capital gains	587,864	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,233,949)	(108,955)	(1,289,054)	25,718,081	56,760,584
Net increase (decrease) in net assets resulting from operations	(1,076,913)	537,419	968,327	28,053,603	72,802,395

Contract transactions
Contract purchase payments	826,215	1,910,941	2,799,922	25,994,735	47,754,305
Net transfers(1)	(4,175,052)	(6,809,989)	(20,903,650)	24,415,073	(22,069,572)
Transfers for policy loans	(279,545)	(123,405)	(199,558)	(1,924,831)	(5,710,766)
Policy charges	(506,765)	(944,095)	(1,736,336)	(10,028,311)	(24,134,751)
Contract terminations:
Surrender benefits	(1,038,374)	(2,795,769)	(4,452,512)	(14,146,272)	(43,110,178)
Death benefits	—	—	—	(40,254)	(271,406)
Increase (decrease) from contract transactions	(5,173,521)	(8,762,317)	(24,492,134)	24,270,140	(47,542,368)
Net assets at beginning of year	19,996,323	26,667,778	57,007,532	252,676,789	707,075,655
Net assets at end of year	$13,745,889	$18,442,880	$33,483,725	$305,000,532	$732,335,682

Accumulation unit activity
Units outstanding at beginning of year	15,109,407	23,432,900	49,986,763	210,975,579	589,696,941
Contract purchase payments	636,640	1,694,729	2,423,768	21,026,578	37,898,073
Net transfers(1)	(3,203,312)	(5,905,118)	(18,192,214)	20,983,794	(16,073,719)
Transfers for policy loans	(215,699)	(107,654)	(172,614)	(1,519,252)	(4,533,650)
Policy charges	(392,183)	(818,573)	(1,505,456)	(8,001,971)	(19,118,371)
Contract terminations:
Surrender benefits	(806,419)	(2,420,356)	(3,857,649)	(11,179,178)	(34,119,051)
Death benefits	—	—	—	(31,792)	(216,456)
Units outstanding at end of year	11,128,434	15,875,928	28,682,598	232,253,758	553,533,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,294,840)	$(8,329,576)	$(503,426)	$(1,022,467)	$(139,241)
Net realized gain (loss) on sales of investments	2,298,697	21,923,872	1,948,041	7,618,850	2,085,007
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,334,016	132,564,129	2,533,448	1,451,048	2,920,081
Net increase (decrease) in net assets resulting from operations	43,337,873	146,158,425	3,978,063	8,047,431	4,865,847

Contract transactions
Contract purchase payments	39,321,167	84,249,459	5,170,096	7,289,605	1,083,828
Net transfers(1)	72,800,302	(3,369,967)	(5,458,816)	(34,740,534)	(1,133,022)
Transfers for policy loans	(2,431,490)	(7,542,430)	(268,637)	(823,050)	(217,673)
Policy charges	(8,472,196)	(25,992,299)	(2,646,105)	(4,963,826)	(499,223)
Contract terminations:
Surrender benefits	(13,417,982)	(49,476,184)	(3,269,127)	(7,686,282)	(1,664,077)
Death benefits	(61,410)	(198,502)	(188,255)	(7,092)	(4,034)
Increase (decrease) from contract transactions	87,738,391	(2,329,923)	(6,660,844)	(40,931,179)	(2,434,201)
Net assets at beginning of year	244,951,708	967,113,976	66,316,324	146,277,240	15,519,192
Net assets at end of year	$376,027,972	$1,110,942,478	$63,633,543	$113,393,492	$17,950,838

Accumulation unit activity
Units outstanding at beginning of year	202,456,805	797,347,121	56,775,824	124,925,742	8,282,436
Contract purchase payments	31,023,739	64,768,869	4,393,575	6,052,712	502,296
Net transfers(1)	58,667,362	(957,905)	(4,478,509)	(28,612,319)	(262,818)
Transfers for policy loans	(1,867,961)	(5,784,156)	(224,542)	(685,932)	(104,142)
Policy charges	(6,595,719)	(19,957,598)	(2,200,949)	(4,113,684)	(230,796)
Contract terminations:
Surrender benefits	(10,245,874)	(37,876,579)	(2,705,591)	(6,344,188)	(776,384)
Death benefits	(46,227)	(154,483)	(155,959)	(5,928)	(1,743)
Units outstanding at end of year	273,392,125	797,385,269	51,403,849	91,216,403	7,408,849

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(37,163)	$(17,790)	$1,735,300	$(609,623)	$332,321
Net realized gain (loss) on sales of investments	264,815	121,982	2,418,397	4,562,693	402,346
Distributions from capital gains	—	—	6,223,755	8,507,930	1,088,634
Net change in unrealized appreciation or depreciation of investments	921,062	591,938	7,659,902	15,337,321	1,949,017
Net increase (decrease) in net assets resulting from operations	1,148,714	696,130	18,037,354	27,798,321	3,772,318

Contract transactions
Contract purchase payments	373,385	136,926	5,465,675	5,651,694	1,176,803
Net transfers(1)	546,477	611,064	454,487	(2,823,990)	(1,006,076)
Transfers for policy loans	(47,526)	(7,044)	(872,732)	(972,615)	(64,256)
Policy charges	(122,194)	(57,343)	(2,753,964)	(2,961,311)	(859,630)
Contract terminations:
Surrender benefits	(232,122)	(67,532)	(5,807,796)	(6,826,396)	(1,413,216)
Death benefits	—	—	(4,553)	(25,037)	(843)
Increase (decrease) from contract transactions	518,020	616,071	(3,518,883)	(7,957,655)	(2,167,218)
Net assets at beginning of year	3,982,770	1,713,188	86,185,965	88,335,521	21,366,003
Net assets at end of year	$5,649,504	$3,025,389	$100,704,436	$108,176,187	$22,971,103

Accumulation unit activity
Units outstanding at beginning of year	3,921,756	1,180,387	45,976,058	39,110,792	14,623,438
Contract purchase payments	310,943	82,223	2,699,635	2,170,238	744,999
Net transfers(1)	223,918	321,569	307,057	75,293	(649,730)
Transfers for policy loans	(35,012)	(5,375)	(392,553)	(369,018)	(43,401)
Policy charges	(103,853)	(33,939)	(1,350,279)	(1,142,568)	(544,494)
Contract terminations:
Surrender benefits	(200,729)	(40,237)	(2,867,921)	(2,749,109)	(890,871)
Death benefits	—	—	(2,198)	(9,199)	(547)
Units outstanding at end of year	4,117,023	1,504,628	44,369,799	37,086,429	13,239,394

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(95,043)	$(99,018)
Net realized gain (loss) on sales of investments	1,144,436	573,719
Distributions from capital gains	—	629,960
Net change in unrealized appreciation or depreciation of investments	3,154,609	3,798,981
Net increase (decrease) in net assets resulting from operations	4,204,002	4,903,642

Contract transactions
Contract purchase payments	890,977	802,524
Net transfers(1)	(1,610,793)	901,371
Transfers for policy loans	(159,905)	1,222
Policy charges	(432,426)	(338,798)
Contract terminations:
Surrender benefits	(803,961)	(807,621)
Death benefits	—	(715)
Increase (decrease) from contract transactions	(2,116,108)	557,983
Net assets at beginning of year	15,065,775	10,251,517
Net assets at end of year	$17,153,669	$15,713,142

Accumulation unit activity
Units outstanding at beginning of year	8,359,084	5,319,993
Contract purchase payments	438,478	353,068
Net transfers(1)	(755,237)	391,751
Transfers for policy loans	(79,140)	(4,540)
Policy charges	(211,986)	(146,439)
Contract terminations:
Surrender benefits	(384,576)	(327,925)
Death benefits	—	(274)
Units outstanding at end of year	7,366,623	5,585,634

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	57

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D polices and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D polices. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Division	Fund
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	59

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2014.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through V2D polices.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$971,614
AB VPS Gro & Inc, Cl B	6,955,369
AB VPS Intl Val, Cl B	10,518,702
AB VPS Lg Cap Gro, Cl B	1,744,786
ALPS Alerian Engy Infr, Class III	3,580,144
AC VP Intl, Cl I	1,286,205
AC VP Val, Cl I	2,475,383
BlackRock Global Alloc, Cl III	1,458,862
Calvert VP SRI Bal	2,042,362
Col VP Bal, Cl 3	8,496,701
Col VP Cash Mgmt, Cl 3	12,680,911
Col VP Inter Bond, Cl 3	14,832,214
Col VP Divd Opp, Cl 3	20,558,115
Col VP Emer Mkts, Cl 3	6,309,729
Col VP Global Bond, Cl 3	5,326,361
Col VP Hi Yield Bond, Cl 3	14,375,476
Col VP Inc Opp, Cl 2	2,120,813
Col VP Inc Opp, Cl 3	2,494,785
Col VP Select Intl Eq, Cl 3	4,966,408
Col VP Lg Cap Gro, Cl 3	5,365,338
Col VP Lg Core Quan, Cl 3	9,262,843
Col VP Limited Duration Cr, Cl 2	1,310,894
Col VP Man Vol Conserv, Cl 2	709,935
Col VP Man Vol Conserv Gro, Cl 2	2,814,333
Col VP Man Vol Gro, Cl 2	20,430,685
Col VP Man Vol Mod Gro, Cl 2	16,949,702
Col VP Mid Cap Gro, Cl 3	2,214,737
Col VP Mid Cap Val, Cl 3	3,074,701
Col VP Lg Cap Index, Cl 3	14,556,416
Col VP Select Lg Cap Val, Cl 3	4,223,932
Col VP Select Sm Cap Val, Cl 3	3,991,245
Col VP US Govt Mtge, Cl 3	3,757,200
CS Commodity Return	1,904,575

Division	Purchases
Deutsche Alt Asset Alloc VIP, Cl B	$784,712
EV VT Floating-Rate Inc	4,325,073
Fid VIP Contrafund, Serv Cl 2	12,391,603
Fid VIP Gro & Inc, Serv Cl	2,592,039
Fid VIP Mid Cap, Serv Cl	4,582,517
Fid VIP Overseas, Serv Cl	2,004,520
FTVIPT Frank Global Real Est, Cl 2	6,901,620
FTVIPT Frank Inc, Cl 2	2,761,588
FTVIPT Frank Mutual Shares, Cl 2	4,501,320
FTVIPT Frank Sm Cap Val, Cl 2	9,413,348
FTVIPT Temp Global Bond, Cl 2	1,502,937
GS VIT Mid Cap Val, Inst	29,187,032
GS VIT Multi-Strategy Alt, Advisor	408,798
GS VIT Sm Cap Eq Insights, Inst	1,218,478
GS VIT U.S. Eq Insights, Inst	9,250,217
Invesco VI Am Fran, Ser I	1,241,989
Invesco VI Bal Risk Alloc, Ser II	1,268,229
Invesco VI Comstock, Ser II	3,331,035
Invesco VI Core Eq, Ser I	2,587,735
Invesco VI Div Divd, Ser I	2,465,394
Invesco VI Intl Gro, Ser II	5,721,499
Invesco VI Mid Cap Gro, Ser I	985,322
Invesco VI Tech, Ser I	3,128,539
Ivy VIP Asset Strategy	1,919,850
Janus Aspen Enterprise, Serv	1,417,265
Janus Aspen Global Tech, Serv	2,656,277
Janus Aspen Janus, Serv	2,019,531
Janus Aspen Overseas, Serv	10,267,521
Lazard Ret Global Dyn MA, Serv	1,258,585
MFS Inv Gro Stock, Serv Cl	5,179,836
MFS New Dis, Serv Cl	7,915,323
MFS Utilities, Serv Cl	7,849,802
MS UIF Global Real Est, Cl II	2,838,610

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	61

Division	Purchases
MS UIF Mid Cap Gro, Cl II	$4,622,316
NB AMT Abs Return Multi-Mgr, Cl S	225,336
Oppen Global VA, Serv	4,170,674
Oppen Global Strategic Inc VA, Srv	8,283,125
Oppen Main St Sm Cap VA, Serv	5,960,589
PIMCO VIT All Asset, Advisor Cl	4,836,936
PIMCO VIT Tot Return, Advisor Cl	434,449
Put VT Global Hlth Care, Cl IB	6,852,274
Put VT Hi Yield, Cl IB	1,702,542
Put VT Intl Eq, Cl IB	2,134,642
Put VT Multi-Cap Gro, Cl IA	1,947,996
Put VT Multi-Cap Gro, Cl IB	1,220,813
Royce Micro-Cap, Invest Cl	4,044,246
Third Ave Val	2,164,784
VanEck VIP Global Gold, Cl S	394,991
VP Aggr, Cl 2	42,670,834
VP Aggr, Cl 4	39,486,386
VP BR Gl Infl Prot Sec, Cl 3	1,566,390

Division	Purchases
VP Conserv, Cl 2	$4,425,174
VP Conserv, Cl 4	4,215,037
VP Mod, Cl 2	52,899,464
VP Mod, Cl 4	56,681,914
VP Mod Aggr, Cl 2	87,607,427
VP Mod Aggr, Cl 4	104,209,140
VP Mod Conserv, Cl 2	7,765,028
VP Mod Conserv, Cl 4	9,956,111
VP Multi-Mgr Div Inc, Cl 2	84,927
VP Multi-Mgr Int Rate Adapt, Cl 2	200,049
VP Ptnrs Sm Cap Val, Cl 3	4,032,107
VP Sit Divd Gro, Cl 3	986,278
VP Vty Estb Val, Cl 3	1,059,324
Wanger Intl	23,900,749
Wanger USA	25,218,073
WF Adv VT Intl Eq, Cl 2	2,242,359
WF Adv VT Opp, Cl 2	2,853,344
WF Adv VT Sm Cap Gro, Cl 2	4,487,255

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.08	$—	$—	$1.57	$1.21
0.20%	1.01	—	—	—	0.98
0.30%	1.01	1.47	1.21	1.57	0.98
0.45%	1.01	2.53	1.67	2.72	0.98
0.65%	—	—	—	—	—
0.90%	1.00	1.95	1.54	1.59	0.98

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
0.00%	$—	$—	$1.21	$—	$1.37
0.20%	—	—	0.99	—	—
0.30%	—	—	0.99	1.29	1.34
0.45%	2.01	2.48	0.99	2.10	2.26
0.65%	—	—	—	—	1.88
0.90%	1.11	2.68	0.99	1.54	1.61

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	0.99	1.02	1.39	1.01	0.93
0.45%	0.98	1.42	2.42	2.08	1.23
0.65%	1.08	1.49	—	—	—
0.90%	1.11	1.80	2.36	2.42	1.83

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.00%	$—	$1.14	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.12	0.93	1.11	1.17	1.49
0.45%	2.20	0.93	1.98	1.84	2.86
0.65%	—	—	—	—	—
0.90%	2.31	0.92	1.78	1.05	0.88

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$1.03	$1.01	$1.01	$1.01
0.20%	—	0.95	1.01	1.01	1.01
0.30%	1.52	0.95	1.01	1.01	1.01
0.45%	2.92	0.95	1.01	1.01	1.01
0.65%	1.95	—	—	—	—
0.90%	1.28	0.95	1.01	1.01	1.01

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1.01	$—	$—	$1.52	$—
0.20%	1.01	—	—	—	—
0.30%	1.01	1.41	1.57	1.49	1.56
0.45%	1.01	2.84	3.04	2.69	2.94
0.65%	—	—	—	—	—
0.90%	1.01	1.95	1.97	1.54	1.85

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	$—	$—	$—	$1.07	$—
0.20%	—	—	—	0.98	—
0.30%	1.63	1.03	0.72	0.98	1.04
0.45%	3.21	1.13	0.92	0.98	1.67
0.65%	—	1.18	—	—	—
0.90%	2.47	1.37	0.62	0.98	1.22

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	$1.49	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.46	—	—	—	1.23
0.45%	2.77	2.76	2.74	1.90	2.29
0.65%	—	—	—	—	—
0.90%	1.52	1.78	3.87	1.25	2.56

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$1.10	$1.42	$1.54	$1.04	$—
0.20%	0.96	—	—	0.99	—
0.30%	0.96	1.38	1.43	0.99	1.53
0.45%	0.96	2.25	2.83	0.99	2.89
0.65%	—	—	—	—	—
0.90%	0.96	1.94	3.63	0.99	4.33

Subaccount	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	$0.97	$—	$—	$—	$1.06
0.20%	0.97	—	—	—	1.01
0.30%	0.97	—	1.60	—	1.01
0.45%	0.97	3.01	2.77	1.46	1.00
0.65%	—	—	—	—	—
0.90%	0.97	2.43	1.59	1.45	1.00

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	63

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.49	—	1.48	1.22	1.50
0.45%	2.80	2.35	1.59	2.03	1.44
0.65%	—	—	—	—	—
0.90%	1.41	2.88	1.57	1.12	1.42

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	$—	$1.03	$—	$—	$1.50
0.20%	—	0.96	—	—	—
0.30%	1.42	0.96	—	1.52	1.48
0.45%	2.87	0.96	3.21	3.22	2.60
0.65%	—	—	—	—	—
0.90%	1.77	0.96	1.25	0.89	1.49

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	$—	$1.10	$—	$—	$1.42
0.20%	—	1.00	—	—	—
0.30%	1.08	1.00	1.47	1.31	1.36
0.45%	1.76	0.99	2.73	3.33	2.48
0.65%	—	—	—	—	—
0.90%	1.36	0.99	1.22	1.79	4.17

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	$—	$1.46	$0.99	$1.43	$1.04
0.20%	—	—	0.99	—	—
0.30%	1.22	1.44	0.99	1.35	1.03
0.45%	2.69	3.05	0.99	2.47	1.56
0.65%	—	—	—	—	—
0.90%	1.07	1.59	0.99	1.71	1.46

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	$1.65	$1.04	$1.04	$—	$—
0.20%	—	—	1.02	—	—
0.30%	1.61	1.02	1.02	1.81	—
0.45%	3.33	1.64	1.02	2.77	2.07
0.65%	—	—	—	—	—
0.90%	2.08	1.34	1.02	2.65	2.19

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.24	—	1.57	—	—
0.45%	1.84	2.80	1.91	2.38	2.19
0.65%	—	—	—	—	—
0.90%	1.57	2.46	1.87	3.51	2.83

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	$0.81	$1.32	$—	$—	$1.09
0.20%	0.76	—	—	—	—
0.30%	0.76	1.29	1.29	1.03	1.08
0.45%	0.76	1.55	1.55	1.31	1.23
0.65%	—	—	—	—	—
0.90%	0.76	1.52	1.52	1.35	1.20

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$—	$1.20	$—	$1.26	$—
0.20%	—	—	—	—	—
0.30%	1.08	1.18	1.18	1.23	1.23
0.45%	1.23	1.40	1.40	1.48	1.48
0.65%	—	—	—	—	—
0.90%	1.20	1.37	1.37	1.45	1.45

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	$1.15	$—	$0.99	$1.00	$—
0.20%	—	—	0.99	0.99	—
0.30%	1.13	1.13	0.99	0.99	1.41
0.45%	1.31	1.31	0.99	0.99	2.71
0.65%	—	—	—	—	—
0.90%	1.28	1.29	0.99	0.99	2.52

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.41	1.53	1.19	1.45	1.19
0.45%	2.44	2.92	2.39	2.98	1.65
0.65%	—	—	—	—	—
0.90%	1.26	1.97	2.06	3.18	1.61

Subaccount				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.00%				$1.53	$1.46
0.20%				—	—
0.30%				1.48	1.46
0.45%				2.98	3.21
0.65%				—	—
0.90%				2.45	2.70

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	65

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	20,823	—	—	256,498	374,065
0.20%	—	—	—	—	—
0.30%	380,191	1,281,083	2,444,505	63,661	186,487
0.45%	43,083	3,836,786	9,621,406	656,185	1,174,985
0.65%	—	—	—	—	—
0.90%	37,610	6,846,715	16,821,840	1,783,495	1,485,671
Total	481,707	11,964,584	28,887,751	2,759,839	3,221,208

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
0.00%	—	—	475,799	—	384,434
0.20%	—	—	—	—	—
0.30%	—	—	—	73,567	627,288
0.45%	4,994,098	16,878,570	350,278	1,959,453	13,703,216
0.65%	—	—	—	—	4,494,308
0.90%	4,154,089	7,709,211	520,714	2,550,371	79,796,646
Total	9,148,187	24,587,781	1,346,791	4,583,391	99,005,892

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	1,314,667	3,516,600	5,912,837	2,147,701	1,756,790
0.45%	25,953,014	30,999,572	39,747,423	8,901,773	10,562,685
0.65%	605,187	868,241	—	—	—
0.90%	22,551,461	32,648,033	51,408,070	9,958,384	8,340,075
Total	50,424,329	68,032,446	97,068,330	21,007,858	20,659,550

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.00%	—	392,672	—	—	—
0.20%	—	—	—	—	—
0.30%	2,895,987	219,202	605,690	1,051,069	1,761,873
0.45%	13,051,410	2,828,532	3,215,380	11,141,760	8,243,118
0.65%	—	—	—	—	—
0.90%	13,880,696	5,646,477	5,675,986	53,276,480	27,141,756
Total	29,828,093	9,086,883	9,497,056	65,469,309	37,146,747

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	—	27,177	10,499	39,837	1,610,715
0.20%	—	—	—	—	—
0.30%	3,153,557	84,455	—	—	1,690,728
0.45%	33,946,486	243,823	41,439	642,701	6,391,480
0.65%	1,442,881	—	—	—	—
0.90%	155,721,283	510,172	319,058	1,836,312	9,361,754
Total	194,264,207	865,627	370,996	2,518,850	19,054,677

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	889,522	—	—	697,967	—
0.20%	—	—	—	—	—
0.30%	424,885	604,012	300,158	1,913,269	264,944
0.45%	4,792,010	2,828,167	1,507,666	12,201,953	1,925,088
0.65%	—	—	—	—	—
0.90%	10,196,707	2,846,549	5,625,998	17,871,736	4,555,839
Total	16,303,124	6,278,728	7,433,822	32,684,925	6,745,871

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	—	—	—	274,357	—
0.20%	—	—	—	—	—
0.30%	666,122	1,816,657	475,491	24,582	857,632
0.45%	3,454,097	10,642,010	4,257,570	296,961	7,356,648
0.65%	—	516,135	—	—	—
0.90%	3,249,147	9,336,380	7,470,543	287,629	11,445,673
Total	7,369,366	22,311,182	12,203,604	883,529	19,659,953

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	1,220,714	—	—	—	—
0.20%	—	—	—	—	—
0.30%	2,517,544	—	—	—	1,890,210
0.45%	13,886,309	13,611,432	28,897,515	6,589,350	10,993,283
0.65%	—	—	—	—	—
0.90%	32,355,717	10,380,295	10,208,563	5,111,628	9,975,017
Total	49,980,284	23,991,727	39,106,078	11,700,978	22,858,510

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	257,812	157,873	229,972	170,236	—
0.20%	—	—	—	—	—
0.30%	67,900	748,411	1,273,708	19,573	2,866,754
0.45%	851,883	3,226,409	6,175,310	547,503	18,596,502
0.65%	—	—	—	—	—
0.90%	1,560,214	7,171,856	5,306,704	736,234	12,038,069
Total	2,737,809	11,304,549	12,985,694	1,473,546	33,501,325

Subaccount	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	11,121	—	—	—	68,165
0.20%	—	—	—	—	—
0.30%	5,352	—	939,274	—	—
0.45%	101,706	1,339,054	7,987,102	5,592,902	590,484
0.65%	—	—	—	—	—
0.90%	127,225	629,853	14,392,863	1,861,182	564,550
Total	245,404	1,968,907	23,319,239	7,454,084	1,223,199

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	67

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	355,476	—	326,361	501,599	99,587
0.45%	1,722,252	23,259,948	2,638,462	6,475,406	3,338,562
0.65%	—	—	—	—	—
0.90%	4,263,288	26,752,779	3,519,415	9,762,399	1,844,736
Total	6,341,016	50,012,727	6,484,238	16,739,404	5,282,885

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	—	413,195	—	—	48,358
0.20%	—	—	—	—	—
0.30%	250,197	—	—	191,571	367,640
0.45%	1,069,280	427,390	2,662,851	2,433,362	1,349,264
0.65%	—	—	—	—	—
0.90%	2,682,810	967,867	2,009,187	6,607,928	3,955,835
Total	4,002,287	1,808,452	4,672,038	9,232,861	5,721,097

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	—	51,938	—	—	657,385
0.20%	—	—	—	—	—
0.30%	1,098,322	379,780	574,416	626,502	785,688
0.45%	13,757,555	131,024	6,505,276	4,335,984	4,576,506
0.65%	—	—	—	—	—
0.90%	14,689,131	190,320	12,071,209	4,648,647	4,441,305
Total	29,545,008	753,062	19,150,901	9,611,133	10,460,884

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	—	347,081	5,742	374,920	61,768
0.20%	—	—	—	—	—
0.30%	470,356	153,481	21,661	397,455	1,476,453
0.45%	1,812,657	1,128,063	29,638	1,926,851	12,357,194
0.65%	—	—	—	—	—
0.90%	6,874,616	3,238,658	170,684	4,706,326	21,259,539
Total	9,157,629	4,867,283	227,725	7,405,552	35,154,954

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	221,918	268,691	30,415	—	—
0.20%	—	—	—	—	—
0.30%	246,567	1,496,970	12,494	290,599	—
0.45%	1,574,294	7,142,618	228,592	2,532,359	3,036,889
0.65%	—	—	—	—	—
0.90%	4,166,410	9,821,330	112,362	3,354,677	1,222,467
Total	6,209,189	18,729,609	383,863	6,177,635	4,259,356

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro- Cap, Invest Cl	Third Ave Val
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	270,467	—	31,394	—	—
0.45%	1,024,958	15,807,425	3,417,435	12,393,802	11,986,663
0.65%	—	—	—	—	—
0.90%	1,133,327	23,679,575	898,471	3,709,792	4,417,540
Total	2,428,752	39,487,000	4,347,300	16,103,594	16,404,203

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	43,816	16,013,323	—	—	766,111
0.20%	—	—	—	—	—
0.30%	2,325	4,780,234	13,335,766	299,950	444,425
0.45%	203,307	34,752,394	66,258,024	3,951,045	4,476,316
0.65%	—	—	—	—	—
0.90%	199,282	53,755,014	149,174,935	5,114,697	7,638,026
Total	448,730	109,300,965	228,768,725	9,365,692	13,324,878

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	—	20,293,310	—	48,079,021	—
0.20%	—	—	—	—	—
0.30%	666,842	5,872,037	21,254,320	12,620,911	40,442,581
0.45%	5,556,352	80,459,397	168,070,407	84,171,144	220,579,259
0.65%	—	—	—	—	—
0.90%	13,377,647	138,296,868	322,594,518	167,875,715	514,196,956
Total	19,600,841	244,921,612	511,919,245	312,746,791	775,218,796

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	1,814,232	—	1,191	—	—
0.20%	—	—	—	—	—
0.30%	262,020	2,484,797	—	—	1,152,246
0.45%	15,690,376	27,543,811	43,399	4,664	2,444,657
0.65%	—	—	—	—	—
0.90%	25,818,651	43,215,930	40,545	193,242	3,322,453
Total	43,585,279	73,244,538	85,135	197,906	6,919,356

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	200,958	36,268	3,129,505	3,436,506	142,044
0.45%	940,996	571,103	17,411,569	16,426,574	8,000,557
0.65%	—	—	—	—	—
0.90%	2,476,649	979,884	22,158,024	15,636,424	3,984,048
Total	3,618,603	1,587,255	42,699,098	35,499,504	12,126,649

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	69

Subaccount	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.00%	52,267	431,129
0.20%	—	—
0.30%	617,984	491,626
0.45%	2,292,125	1,688,526
0.65%	—	—
0.90%	3,526,456	2,694,878
Total	6,488,832	5,306,159

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$22,429	$—	$—	$402,957	$451,926
0.20%	75	—	—	—	71
0.30%	382,471	1,879,398	2,967,718	99,892	182,488
0.45%	43,304	9,687,812	16,069,631	1,783,336	1,148,857
0.65%	—	—	—	—	—
0.90%	37,709	13,343,048	25,899,083	2,828,967	1,449,106
Total	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
0.00%	$—	$—	$573,860	$—	$528,531
0.20%	—	—	73	—	—
0.30%	—	—	73	94,865	838,232
0.45%	10,047,890	41,922,550	346,833	4,118,991	30,965,312
0.65%	—	—	—	—	8,459,179
0.90%	4,614,365	20,696,606	514,303	3,929,314	128,364,842
Total	$14,662,255	$62,619,156	$1,435,142	$8,143,170	$169,156,096

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1,306,468	3,595,112	8,228,209	2,174,266	1,631,860
0.45%	25,308,379	43,921,468	96,041,016	18,474,634	12,988,224
0.65%	653,917	1,291,560	—	—	—
0.90%	25,084,542	58,874,324	121,074,929	24,130,746	15,258,515
Total	$52,353,306	$107,682,464	$225,344,154	$44,779,646	$29,878,599

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.00%	$—	$447,215	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	3,238,955	204,343	670,517	1,224,401	2,620,108
0.45%	28,650,664	2,629,425	6,363,945	20,449,724	23,558,908
0.65%	—	—	—	—	—
0.90%	32,125,567	5,208,823	10,109,571	56,157,904	23,753,826
Total	$64,015,186	$8,489,806	$17,144,033	$77,832,029	$49,932,842

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$28,033	$10,640	$40,353	$1,630,256
0.20%	—	74	10	10	10
0.30%	4,804,494	80,329	10	10	1,708,485
0.45%	99,127,416	231,725	41,890	649,465	6,453,414
0.65%	2,817,716	—	—	—	—
0.90%	199,683,191	483,682	321,766	1,851,088	9,429,371
Total	$306,432,817	$823,843	$374,316	$2,540,926	$19,221,536

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$901,979	$—	$—	$1,060,761	$—
0.20%	10	—	—	—	—
0.30%	430,142	853,492	472,324	2,846,729	413,565
0.45%	4,847,424	8,045,418	4,588,647	32,784,127	5,653,570
0.65%	—	—	—	—	—
0.90%	10,289,296	5,554,029	11,103,001	27,527,851	8,406,694
Total	$16,468,851	$14,452,939	$16,163,972	$64,219,468	$14,473,829

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	$—	$—	$—	$293,178	$—
0.20%	—	—	—	73	—
0.30%	1,085,403	1,877,253	342,572	24,159	895,818
0.45%	11,073,070	11,990,908	3,916,427	291,615	12,263,422
0.65%	—	610,708	—	—	—
0.90%	8,019,873	12,776,991	4,633,404	281,766	13,915,946
Total	$20,178,346	$27,255,860	$8,892,403	$890,791	$27,075,186

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	$1,823,216	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	3,674,531	—	—	—	2,322,073
0.45%	38,509,309	37,550,738	79,297,174	12,496,922	25,207,722
0.65%	—	—	—	—	—
0.90%	49,249,695	18,428,842	39,543,730	6,385,744	25,498,549
Total	$93,256,751	$55,979,580	$118,840,904	$18,882,666	$53,028,344

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$283,473	$223,495	$354,305	$176,778	$—
0.20%	71	—	—	74	—
0.30%	65,301	1,032,058	1,822,534	19,370	4,394,165
0.45%	818,610	7,251,325	17,481,453	541,361	53,801,070
0.65%	—	—	—	—	—
0.90%	1,495,626	13,923,163	19,287,336	726,203	52,069,122
Total	$2,663,081	$22,430,041	$38,945,628	$1,463,786	$110,264,357

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	71

Subaccount	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	$10,807	$—	$—	$—	$72,295
0.20%	73	—	—	—	74
0.30%	5,193	—	1,500,813	—	74
0.45%	98,600	4,036,247	22,113,276	8,187,436	593,035
0.65%	—	—	—	—	—
0.90%	123,041	1,528,434	22,854,900	2,691,987	565,613
Total	$237,714	$5,564,681	$46,468,989	$10,879,423	$1,231,091

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	529,901	—	483,229	611,753	149,092
0.45%	4,826,437	54,740,916	4,204,873	13,142,916	4,798,730
0.65%	—	—	—	—	—
0.90%	6,009,440	76,918,695	5,516,815	10,942,391	2,619,735
Total	$11,365,778	$131,659,611	$10,204,917	$24,697,060	$7,567,557

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	$—	$426,413	$—	$—	$72,305
0.20%	—	71	—	—	—
0.30%	355,575	71	—	290,237	545,290
0.45%	3,068,586	411,450	8,543,680	7,828,354	3,509,428
0.65%	—	—	—	—	—
0.90%	4,760,854	929,504	2,517,270	5,892,883	5,906,132
Total	$8,185,015	$1,767,509	$11,060,950	$14,011,474	$10,033,155

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	$—	$56,974	$—	$—	$932,894
0.20%	—	74	—	—	—
0.30%	1,185,693	378,059	843,690	821,884	1,065,125
0.45%	24,281,934	130,315	17,770,352	14,423,229	11,365,459
0.65%	—	—	—	—	—
0.90%	20,018,072	188,832	14,735,816	8,329,030	18,500,603
Total	$45,485,699	$754,254	$33,349,858	$23,574,143	$31,864,081

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	$—	$508,351	$5,765	$535,327	$64,006
0.20%	—	—	74	—	—
0.30%	574,615	220,981	21,433	535,352	1,524,478
0.45%	4,869,410	3,444,178	29,303	4,760,487	19,225,933
0.65%	—	—	—	—	—
0.90%	7,365,881	5,154,960	168,338	8,068,856	31,145,470
Total	$12,809,906	$9,328,470	$224,913	$13,900,022	$51,959,887

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	$365,220	$280,115	$31,719	$—	$—
0.20%	—	—	2,026	—	—
0.30%	397,371	1,528,918	12,757	524,895	—
0.45%	5,237,526	11,711,865	233,237	7,005,484	6,283,114
0.65%	—	—	—	—	—
0.90%	8,647,681	13,174,911	114,366	8,894,427	2,682,978
Total	$14,647,798	$26,695,809	$394,105	$16,424,806	$8,966,092

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	335,920	—	49,376	—	—
0.45%	1,890,616	44,313,189	6,518,819	29,499,980	26,287,263
0.65%	—	—	—	—	—
0.90%	1,780,538	58,147,526	1,681,382	13,004,179	12,517,226
Total	$4,007,074	$102,460,715	$8,249,577	$42,504,159	$38,804,489

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	$35,518	$21,151,059	$—	$—	$838,369
0.20%	102	—	—	—	—
0.30%	1,828	6,155,289	17,179,863	310,122	478,224
0.45%	155,134	53,939,752	102,970,719	5,163,033	5,492,350
0.65%	—	—	—	—	—
0.90%	151,692	81,656,694	226,884,307	6,916,761	9,171,446
Total	$344,274	$162,902,794	$347,034,889	$12,389,916	$15,980,389

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$—	$24,420,271	$—	$60,590,194	$—
0.20%	—	—	—	—	—
0.30%	717,558	6,916,396	25,028,176	15,531,141	49,785,220
0.45%	6,817,866	112,829,105	236,017,342	124,545,662	327,027,850
0.65%	—	—	—	—	—
0.90%	16,063,297	189,793,016	443,340,128	243,095,435	746,081,888
Total	$23,598,721	$333,958,788	$704,385,646	$443,762,432	$1,122,894,958

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	$2,079,867	$—	$1,258	$75	$—
0.20%	—	—	74	75	—
0.30%	294,917	2,795,932	74	75	1,627,113
0.45%	20,573,987	36,198,342	43,058	4,705	6,612,810
0.65%	—	—	—	—	—
0.90%	33,130,903	55,580,808	40,125	191,445	8,365,285
Total	$56,079,674	$94,575,082	$84,589	$196,375	$16,605,208

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	73

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	284,100	55,481	3,739,468	4,980,152	168,824
0.45%	2,300,141	1,665,589	41,658,068	48,871,189	13,197,581
0.65%	—	—	—	—	—
0.90%	3,110,663	1,927,743	45,717,367	49,692,865	6,400,338
Total	$5,694,904	$3,648,813	$91,114,903	$103,544,206	$19,766,743

Subaccount				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.00%				$80,179	$631,463
0.20%				—	—
0.30%				913,635	715,440
0.45%				6,829,485	5,426,324
0.65%				—	—
0.90%				8,648,808	7,282,710
Total				$16,472,107	$14,055,937

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%		to	(0.44	%)(13)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(12)	to	1.30	%(12)
AB VPS Gro & Inc, Cl B
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%		to	8.31%
2013	12,846	$1.35	to	$1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
2012	13,171	$1.00	to	$1.35	$18,014	1.34%	0.30%	to	0.90%	1.33	%(10)	to	16.19%
2011	13,733	$1.48	to	$1.16	$16,063	1.09%	0.45%	to	0.90%	5.60%		to	5.12%
2010	13,657	$1.41	to	$1.10	$15,125	—	0.45%	to	0.90%	12.29%		to	11.79%
AB VPS Intl Val, Cl B
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	29,802	$1.30	to	$1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
2012	31,933	$1.06	to	$1.37	$44,049	1.38%	0.30%	to	0.90%	7.63	%(10)	to	13.17%
2011	34,962	$1.29	to	$1.21	$42,487	3.82%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
2010	38,470	$1.61	to	$1.51	$58,348	2.39%	0.45%	to	0.90%	3.83%		to	3.37%
AB VPS Lg Cap Gro, Cl B
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	2,444	$1.38	to	$1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	2,641	$1.01	to	$1.04	$3,005	0.03%	0.00%	to	0.90%	(1.17	%)(9)	to	15.08%
2011	2,719	$1.52	to	$0.90	$2,716	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
2010	1,958	$1.58	to	$0.94	$1,998	0.27%	0.45%	to	0.90%	9.34%		to	8.85%
ALPS Alerian Engy Infr, Class III
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%		to	(5.82	%)(13)
2013	5	$1.08	to	$1.08	$5	—	0.00%	to	0.00%	3.37	%(12)	to	3.37	%(12)
AC VP Intl, Cl I
2014	9,148	$2.01	to	$1.11	$14,662	1.68%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	9,612	$2.14	to	$1.19	$16,286	1.68%	0.45%	to	0.90%	21.86%		to	21.31%
2012	10,268	$1.76	to	$0.98	$14,004	0.87%	0.45%	to	0.90%	20.62%		to	20.07%
2011	13,329	$1.46	to	$0.81	$13,504	1.44%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
2010	17,456	$1.66	to	$0.93	$17,818	2.39%	0.45%	to	0.90%	12.78%		to	12.28%

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl I
2014	24,588	$2.48	to	$2.68	$62,619	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	26,851	$2.21	to	$2.40	$60,881	1.65%	0.45%	to	0.90%	31.14%		to	30.55%
2012	29,440	$1.68	to	$1.84	$51,154	1.91%	0.45%	to	0.90%	14.06%		to	13.55%
2011	33,253	$1.48	to	$1.62	$51,551	2.02%	0.45%	to	0.90%	0.56%		to	0.11%
2010	37,647	$1.47	to	$1.61	$59,272	2.18%	0.45%	to	0.90%	12.91%		to	12.41%
BlackRock Global Alloc, Cl III
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%		to	(2.06	%)(13)
2013	171	$1.18	to	$1.18	$203	1.81%	0.00%	to	0.00%	14.41%		to	14.41%
2012	17	$1.03	to	$1.03	$18	24.21%	0.00%	to	0.00%	1.69	%(9)	to	1.69	%(9)
Calvert VP SRI Bal
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%		to	8.68%
2013	4,601	$1.18	to	$1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%
2012	5,009	$1.00	to	$1.21	$6,642	1.19%	0.30%	to	0.90%	0.72	%(10)	to	9.52%
2011	5,586	$1.49	to	$1.11	$6,573	1.28%	0.45%	to	0.90%	4.10%		to	3.63%
2010	6,429	$1.43	to	$1.07	$7,127	1.42%	0.45%	to	0.90%	11.60%		to	11.09%
Col VP Bal, Cl 3
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	106,368	$1.25	to	$1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
2012	114,820	$1.03	to	$1.22	$147,059	—	0.00%	to	0.90%	1.44	%(9)	to	13.23%
2011	129,362	$1.50	to	$1.08	$145,354	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	148,964	$1.47	to	$1.07	$163,497	—	0.45%	to	0.90%	12.03%		to	11.52%
Col VP Cash Mgmt, Cl 3
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	57,235	$1.00	to	$1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
2012	62,789	$1.00	to	$1.13	$67,443	0.01%	0.30%	to	0.90%	(0.05	%)(10)	to	(0.88%)
2011	73,316	$0.99	to	$1.14	$80,169	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2010	65,651	$0.99	to	$1.15	$74,131	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Inter Bond, Cl 3
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
2013	73,135	$0.97	to	$1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)
2012	90,171	$1.00	to	$1.79	$148,622	3.84%	0.30%	to	0.90%	0.04	%(10)	to	6.59%
2011	91,587	$1.30	to	$1.68	$144,170	4.50%	0.45%	to	0.90%	6.21%		to	5.72%
2010	102,662	$1.22	to	$1.59	$156,837	3.82%	0.45%	to	0.90%	7.84%		to	7.35%
Col VP Divd Opp, Cl 3
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	103,365	$1.27	to	$2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
2012	110,137	$1.01	to	$1.72	$190,556	—	0.30%	to	0.90%	1.59	%(10)	to	12.96%
2011	126,361	$1.54	to	$1.52	$193,142	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
2010	144,392	$1.63	to	$1.62	$234,050	—	0.45%	to	0.90%	16.31%		to	15.78%
Col VP Emer Mkts, Cl 3
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	20,895	$1.04	to	$2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
2012	21,618	$1.06	to	$2.57	$52,674	0.39%	0.30%	to	0.90%	7.05	%(10)	to	19.50%
2011	23,396	$1.82	to	$2.15	$48,289	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
2010	25,524	$2.31	to	$2.75	$68,363	1.51%	0.45%	to	0.90%	19.22%		to	18.68%
Col VP Global Bond, Cl 3
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
2013	21,615	$0.92	to	$1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
2012	24,398	$1.00	to	$2.00	$42,291	2.64%	0.30%	to	0.90%	0.61	%(10)	to	5.42%
2011	25,722	$1.26	to	$1.90	$43,580	2.88%	0.45%	to	0.90%	4.32%		to	3.84%
2010	27,087	$1.21	to	$1.83	$46,152	3.85%	0.45%	to	0.90%	6.11%		to	5.63%
Col VP Hi Yield Bond, Cl 3
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
2013	29,769	$1.08	to	$2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
2012	31,733	$1.02	to	$2.14	$66,843	7.28%	0.30%	to	0.90%	2.37	%(10)	to	14.69%
2011	31,905	$1.75	to	$1.87	$58,824	8.24%	0.45%	to	0.90%	5.21%		to	4.73%
2010	35,749	$1.66	to	$1.79	$63,266	9.09%	0.45%	to	0.90%	13.45%		to	12.94%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 2
2014	9,087	$1.14	to	$0.92	$8,490	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	9,162	$1.10	to	$0.90	$8,256	8.61%	0.00%	to	0.90%	5.01%		to	0.89	%(11)
2012	0	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	3.16	%(9)	to	3.16	%(9)
Col VP Inc Opp, Cl 3
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	10,334	$1.07	to	$1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
2012	12,297	$1.02	to	$1.66	$21,006	6.53%	0.30%	to	0.90%	2.09	%(10)	to	13.76%
2011	11,168	$1.60	to	$1.46	$16,655	9.12%	0.45%	to	0.90%	5.79%		to	5.31%
2010	10,733	$1.52	to	$1.39	$15,073	3.72%	0.45%	to	0.90%	12.55%		to	12.03%
Col VP Select Intl Eq, Cl 3
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	72,951	$1.28	to	$1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%		to	21.06%
2012	81,126	$1.05	to	$0.96	$85,682	1.56%	0.30%	to	0.90%	5.86	%(10)	to	16.64%
2011	93,912	$1.41	to	$0.82	$84,058	1.34%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
2010	110,255	$1.62	to	$0.95	$111,451	1.43%	0.45%	to	0.90%	13.38%		to	12.87%
Col VP Lg Cap Gro, Cl 3
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	43,195	$1.31	to	$0.77	$47,219	—	0.30%	to	0.90%	29.88%		to	29.09%
2012	51,835	$1.01	to	$0.60	$40,678	—	0.30%	to	0.90%	1.88	%(10)	to	19.07%
2011	61,060	$1.62	to	$0.50	$37,920	—	0.45%	to	0.90%	(3.66%)		to	(4.10%)
2010	76,325	$1.68	to	$0.53	$44,431	—	0.45%	to	0.90%	16.64%		to	16.11%
Col VP Lg Core Quan, Cl 3
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	215,895	$1.33	to	$1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
2012	245,142	$1.00	to	$0.85	$245,254	—	0.30%	to	0.90%	0.52	%(10)	to	12.84%
2011	282,660	$1.69	to	$0.75	$242,319	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	336,117	$1.61	to	$0.72	$262,784	—	0.45%	to	0.90%	16.81%		to	16.28%
Col VP Limited Duration Cr, Cl 2
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%		to	(1.92	%)(13)
2013	7	$1.03	to	$1.03	$7	0.20%	0.00%	to	0.00%	1.19%		to	1.19%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	1.33	%(9)	to	1.33	%(9)
Col VP Man Vol Conserv, Cl 2
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(13)	to	0.21	%(13)
Col VP Man Vol Conserv Gro, Cl 2
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(13)	to	0.10	%(13)
Col VP Man Vol Gro, Cl 2
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(13)	to	(0.11	%)(13)
Col VP Man Vol Mod Gro, Cl 2
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(13)	to	0.12	%(13)
Col VP Mid Cap Gro, Cl 3
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	7,017	$1.32	to	$1.84	$14,814	—	0.30%	to	0.90%	30.64%		to	29.85%
2012	7,627	$1.01	to	$1.41	$12,126	—	0.30%	to	0.90%	2.57	%(10)	to	10.26%
2011	8,628	$1.84	to	$1.28	$12,265	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
2010	10,047	$2.18	to	$1.52	$16,099	—	0.45%	to	0.90%	25.72%		to	25.15%
Col VP Mid Cap Val, Cl 3
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	7,154	$1.41	to	$1.78	$13,857	—	0.30%	to	0.90%	37.33%		to	36.50%
2012	6,577	$1.02	to	$1.30	$9,228	—	0.30%	to	0.90%	3.62	%(10)	to	17.39%
2011	7,409	$1.69	to	$1.11	$8,777	—	0.45%	to	0.90%	(8.90%)		to	(9.31%)
2010	8,268	$1.85	to	$1.22	$10,456	—	0.45%	to	0.90%	21.97%		to	21.41%
Col VP Lg Cap Index, Cl 3
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	30,774	$1.34	to	$1.37	$51,930	—	0.00%	to	0.90%	31.75%		to	30.57%
2012	31,468	$1.02	to	$1.05	$39,404	—	0.00%	to	0.90%	(0.10	%)(9)	to	14.50%
2011	35,680	$1.58	to	$0.92	$36,940	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	41,718	$1.56	to	$0.91	$40,563	—	0.45%	to	0.90%	14.19%		to	13.67%

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	5,992	$1.41	to	$1.67	$11,397	—	0.30%	to	0.90%	37.38%		to	36.55%
2012	3,259	$1.02	to	$1.22	$4,432	—	0.30%	to	0.90%	3.13	%(10)	to	17.41%
2011	3,618	$1.64	to	$1.04	$4,074	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
2010	3,205	$1.67	to	$1.07	$3,578	—	0.45%	to	0.90%	19.99%		to	19.44%
Col VP Select Sm Cap Val, Cl 3
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%		to	5.02%
2013	7,591	$1.54	to	$2.35	$19,599	—	0.30%	to	0.90%	47.95%		to	47.05%
2012	7,585	$1.04	to	$1.60	$13,193	—	0.30%	to	0.90%	5.93	%(10)	to	16.70%
2011	9,163	$1.75	to	$1.37	$13,371	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
2010	10,438	$1.93	to	$1.51	$16,205	—	0.45%	to	0.90%	26.23%		to	25.66%
Col VP US Govt Mtge, Cl 3
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%		to	4.83%
2013	24,967	$0.98	to	$1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)		to	(2.84%)
2012	28,888	$1.00	to	$1.34	$36,192	0.92%	0.30%	to	0.90%	0.24	%(10)	to	0.70%
2011	30,293	$1.08	to	$1.33	$38,244	0.88%	0.45%	to	0.90%	0.93%		to	0.47%
2010	32,466	$1.07	to	$1.33	$41,734	0.86%	0.45%	to	0.90%	2.54%		to	2.07%
CS Commodity Return
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	13,038	$0.87	to	$0.75	$11,298	—	0.30%	to	0.90%	(10.54%)		to	(11.08%)
2012	13,912	$0.97	to	$0.85	$13,294	—	0.30%	to	0.90%	(0.90	%)(10)	to	(2.98%)
2011	14,525	$1.28	to	$0.87	$13,973	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
2010	13,210	$1.47	to	$1.01	$14,110	7.14%	0.45%	to	0.90%	16.14%		to	15.62%
Deutsche Alt Asset Alloc VIP, Cl B
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%		to	(2.90	%)(13)
2013	163	$1.04	to	$1.04	$169	0.35%	0.00%	to	0.00%	0.75%		to	0.75%
2012	3	$1.03	to	$1.03	$3	—	0.00%	to	0.00%	1.54	%(9)	to	1.54	%(9)
EV VT Floating-Rate Inc
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	26,662	$1.04	to	$1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%		to	2.92%
2012	18,993	$1.01	to	$1.19	$24,634	4.19%	0.30%	to	0.90%	0.61	%(10)	to	6.36%
2011	17,423	$1.51	to	$1.11	$20,913	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	15,470	$1.48	to	$1.10	$17,646	4.20%	0.45%	to	0.90%	8.63%		to	8.15%
Fid VIP Contrafund, Serv Cl 2
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	52,984	$1.34	to	$1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%		to	29.78%
2012	58,532	$1.02	to	$1.06	$72,573	1.13%	0.00%	to	0.90%	(0.02	%)(9)	to	15.10%
2011	63,218	$1.66	to	$0.92	$65,686	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
2010	68,288	$1.71	to	$0.96	$69,897	0.92%	0.45%	to	0.90%	16.40%		to	15.88%
Fid VIP Gro & Inc, Serv Cl
2014	23,992	$2.76	to	$1.78	$55,980	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	26,617	$2.51	to	$1.62	$56,285	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	29,724	$1.89	to	$1.23	$46,421	2.10%	0.45%	to	0.90%	17.87%		to	17.34%
2011	36,967	$1.60	to	$1.05	$44,856	1.61%	0.45%	to	0.90%	1.12%		to	0.67%
2010	47,523	$1.59	to	$1.04	$52,588	0.58%	0.45%	to	0.90%	14.15%		to	13.63%
Fid VIP Mid Cap, Serv Cl
2014	39,106	$2.74	to	$3.87	$118,841	0.16%	0.45%	to	0.90%	5.72%		to	5.24%
2013	43,120	$2.60	to	$3.68	$125,047	0.40%	0.45%	to	0.90%	35.45%		to	34.84%
2012	48,485	$1.92	to	$2.73	$105,336	0.49%	0.45%	to	0.90%	14.23%		to	13.72%
2011	55,279	$1.68	to	$2.40	$111,708	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)
2010	60,854	$1.89	to	$2.71	$150,388	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
Fid VIP Overseas, Serv Cl
2014	11,701	$1.90	to	$1.25	$18,883	1.22%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	12,116	$2.07	to	$1.37	$21,261	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	13,537	$1.60	to	$1.06	$18,014	1.77%	0.45%	to	0.90%	20.00%		to	19.46%
2011	17,277	$1.33	to	$0.89	$17,923	1.22%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
2010	22,371	$1.62	to	$1.08	$26,000	1.24%	0.45%	to	0.90%	12.48%		to	11.98%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Frank Global Real Est, Cl 2
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%		to	13.98%
2013	22,748	$1.07	to	$2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
2012	23,244	$1.05	to	$2.21	$49,524	—	0.30%	to	0.90%	4.34	%(10)	to	26.27%
2011	24,298	$1.55	to	$1.75	$41,430	7.82%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
2010	26,140	$1.65	to	$1.87	$48,225	2.86%	0.45%	to	0.90%	20.43%		to	19.89%
FTVIPT Frank Inc, Cl 2
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%		to	(5.08	%)(13)
2013	4	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	2.68	%(12)	to	2.68	%(12)
FTVIPT Frank Mutual Shares, Cl 2
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
2013	12,025	$1.32	to	$1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
2012	12,747	$1.03	to	$1.44	$18,632	2.04%	0.00%	to	0.90%	1.41	%(9)	to	13.22%
2011	13,997	$1.45	to	$1.27	$18,021	2.33%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
2010	15,207	$1.47	to	$1.30	$19,858	1.58%	0.45%	to	0.90%	10.69%		to	10.20%
FTVIPT Frank Sm Cap Val, Cl 2
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	12,729	$1.53	to	$3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
2012	13,285	$1.12	to	$2.70	$33,052	0.78%	0.00%	to	0.90%	6.48	%(9)	to	17.32%
2011	14,868	$1.77	to	$2.30	$32,212	0.70%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
2010	16,486	$1.85	to	$2.41	$38,444	0.76%	0.45%	to	0.90%	27.65%		to	27.07%
FTVIPT Temp Global Bond, Cl 2
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%		to	(1.76	%)(13)
2013	2	$1.02	to	$1.02	$2	—	0.00%	to	0.00%	0.38	%(12)	to	0.38	%(12)
GS VIT Mid Cap Val, Inst
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
2013	33,561	$1.35	to	$3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
2012	34,956	$1.02	to	$2.92	$86,843	1.15%	0.30%	to	0.90%	3.26	%(10)	to	17.40%
2011	37,702	$1.64	to	$2.49	$83,147	0.73%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
2010	40,967	$1.76	to	$2.68	$102,337	0.59%	0.45%	to	0.90%	24.44%		to	23.88%
GS VIT Multi-Strategy Alt, Advisor
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(13)	to	(3.26	%)(13)
GS VIT Sm Cap Eq Insights, Inst
2014	1,969	$3.01	to	$2.43	$5,565	0.76%	0.45%	to	0.90%	6.45%		to	5.97%
2013	2,243	$2.83	to	$2.29	$5,944	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	2,661	$2.10	to	$1.70	$5,145	1.15%	0.45%	to	0.90%	12.32%		to	11.82%
2011	3,052	$1.87	to	$1.52	$5,072	0.80%	0.45%	to	0.90%	0.22%		to	(0.23%)
2010	3,540	$1.86	to	$1.53	$5,595	0.54%	0.45%	to	0.90%	29.53%		to	28.95%
GS VIT U.S. Eq Insights, Inst
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
2013	24,171	$1.38	to	$1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
2012	26,650	$1.00	to	$1.01	$31,535	1.77%	0.30%	to	0.90%	1.53	%(10)	to	13.43%
2011	31,288	$1.53	to	$0.89	$31,252	1.66%	0.45%	to	0.90%	3.58%		to	3.12%
2010	38,294	$1.48	to	$0.86	$34,968	1.43%	0.45%	to	0.90%	12.34%		to	11.83%
Invesco VI Am Fran, Ser I
2014	7,454	$1.46	to	$1.45	$10,879	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	8,104	$1.36	to	$1.35	$10,965	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	8,702	$0.97	to	$0.97	$8,451	—	0.45%	to	0.90%	(2.80	%)(8)	to	(3.09	%)(8)
Invesco VI Bal Risk Alloc, Ser II
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(13)
2013	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(0.81	%)(12)	to	(0.81	%)(12)
Invesco VI Comstock, Ser II
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
2013	5,558	$1.37	to	$1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
2012	4,744	$1.01	to	$0.97	$5,475	1.47%	0.30%	to	0.90%	2.19	%(10)	to	17.85%
2011	5,384	$1.61	to	$0.82	$5,027	1.35%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
2010	5,365	$1.66	to	$0.85	$4,922	0.32%	0.45%	to	0.90%	15.18%		to	14.66%

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Core Eq, Ser I
2014	50,013	$2.35	to	$2.88	$131,660	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	54,992	$2.19	to	$2.68	$135,066	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	61,579	$1.70	to	$2.09	$118,026	0.95%	0.45%	to	0.90%	13.37%		to	12.86%
2011	70,101	$1.50	to	$1.86	$119,931	0.94%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
2010	80,287	$1.51	to	$1.87	$141,302	0.95%	0.45%	to	0.90%	9.06%		to	8.57%
Invesco VI Div Divd, Ser I
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%		to	11.82%
2013	6,183	$1.32	to	$1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
2012	5,252	$1.01	to	$1.08	$5,681	2.22%	0.30%	to	0.90%	1.57	%(10)	to	17.66%
2011	4,067	$0.92	to	$0.92	$3,734	—	0.45%	to	0.90%	(7.97	%)(7)	to	(8.25	%)(7)
Invesco VI Intl Gro, Ser II
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	14,387	$1.22	to	$1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
2012	14,623	$1.03	to	$0.96	$18,032	1.32%	0.30%	to	0.90%	4.05	%(10)	to	14.22%
2011	14,797	$1.50	to	$0.84	$15,341	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
2010	17,457	$1.62	to	$0.91	$17,730	0.61%	0.45%	to	0.90%	12.10%		to	11.60%
Invesco VI Mid Cap Gro, Ser I
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	5,522	$1.39	to	$1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
2012	5,838	$1.02	to	$0.98	$5,712	—	0.30%	to	0.90%	3.11	%(10)	to	(2.32	%)(8)
Invesco VI Tech, Ser I
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	3,648	$1.28	to	$1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
2012	3,634	$1.03	to	$1.30	$5,190	—	0.30%	to	0.90%	4.41	%(10)	to	10.28%
2011	3,838	$1.88	to	$1.18	$4,858	0.19%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
2010	3,602	$1.99	to	$1.25	$4,712	—	0.45%	to	0.90%	20.76%		to	20.22%
Ivy VIP Asset Strategy
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(13)
2013	2	$1.09	to	$1.09	$2	—	0.00%	to	0.00%	4.56	%(12)	to	4.56	%(12)
Janus Aspen Enterprise, Serv
2014	4,672	$3.21	to	$1.25	$11,061	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	5,030	$2.87	to	$1.13	$10,478	0.36%	0.45%	to	0.90%	31.45%		to	30.86%
2012	5,888	$2.18	to	$0.86	$9,019	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	6,797	$1.88	to	$0.74	$8,297	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
2010	10,700	$1.92	to	$0.76	$10,448	—	0.45%	to	0.90%	24.96%		to	24.40%
Janus Aspen Global Tech, Serv
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	9,857	$1.39	to	$0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
2012	10,992	$1.03	to	$0.61	$10,291	—	0.30%	to	0.90%	4.53	%(10)	to	18.08%
2011	13,225	$1.85	to	$0.52	$9,854	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
2010	18,070	$2.03	to	$0.57	$12,647	—	0.45%	to	0.90%	23.84%		to	23.28%
Janus Aspen Janus, Serv
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	6,166	$1.33	to	$1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
2012	7,021	$1.02	to	$1.04	$8,140	0.44%	0.00%	to	0.90%	0.51	%(9)	to	17.22%
2011	7,908	$1.52	to	$0.88	$7,628	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
2010	9,896	$1.62	to	$0.95	$9,945	0.07%	0.45%	to	0.90%	13.75%		to	13.23%
Janus Aspen Overseas, Serv
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	32,612	$1.23	to	$1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
2012	38,990	$1.08	to	$1.38	$59,610	0.60%	0.30%	to	0.90%	8.78	%(10)	to	12.16%
2011	47,186	$1.57	to	$1.23	$62,698	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
2010	58,040	$2.34	to	$1.84	$110,729	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
Lazard Ret Global Dyn MA, Serv
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%		to	(1.84	%)(13)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(12)	to	4.16	%(12)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Inv Gro Stock, Serv Cl
2014	19,151	$1.47	to	$1.22	$33,350	0.29%	0.30%	to	0.90%	10.78%		to	10.12%
2013	21,535	$1.33	to	$1.11	$32,222	0.42%	0.30%	to	0.90%	29.66%		to	28.89%
2012	25,357	$1.02	to	$0.86	$27,772	0.22%	0.30%	to	0.90%	3.15	%(10)	to	15.63%
2011	29,144	$1.64	to	$0.74	$25,873	0.26%	0.45%	to	0.90%	(0.08%)		to	(0.53%)
2010	33,574	$1.64	to	$0.75	$27,281	0.63%	0.45%	to	0.90%	11.65%		to	11.15%
MFS New Dis, Serv Cl
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	11,566	$1.42	to	$1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
2012	12,669	$1.01	to	$1.40	$22,216	—	0.30%	to	0.90%	3.25	%(10)	to	19.81%
2011	14,969	$2.13	to	$1.17	$20,606	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
2010	15,964	$2.40	to	$1.31	$22,592	—	0.45%	to	0.90%	35.33%		to	34.72%
MFS Utilities, Serv Cl
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
2013	9,304	$1.26	to	$3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
2012	9,224	$1.05	to	$3.14	$24,689	6.30%	0.00%	to	0.90%	2.59	%(9)	to	12.20%
2011	9,201	$1.64	to	$2.80	$22,794	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	7,881	$1.55	to	$2.65	$19,533	3.00%	0.45%	to	0.90%	13.00%		to	12.49%
MS UIF Global Real Est, Cl II
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
2013	9,391	$1.08	to	$0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
2012	9,566	$1.05	to	$0.93	$10,997	0.54%	0.30%	to	0.90%	4.83	%(10)	to	28.78%
2011	9,999	$1.79	to	$0.73	$8,639	3.38%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
2010	9,500	$2.00	to	$0.81	$8,518	5.49%	0.45%	to	0.90%	21.77%		to	21.22%
MS UIF Mid Cap Gro, Cl II
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	4,743	$1.44	to	$1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
2012	5,694	$1.05	to	$1.16	$7,767	—	0.00%	to	0.90%	0.57	%(9)	to	7.51%
2011	7,498	$2.04	to	$1.08	$9,144	0.25%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
2010	6,126	$2.20	to	$1.17	$7,631	—	0.45%	to	0.90%	31.68%		to	31.09%
NB AMT Abs Return Multi-Mgr, Cl S
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(13)	to	(1.64	%)(13)
Oppen Global VA, Serv
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	6,710	$1.40	to	$1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
2012	5,222	$1.10	to	$1.35	$7,555	1.95%	0.00%	to	0.90%	7.07	%(9)	to	19.86%
2011	5,562	$1.60	to	$1.12	$6,607	0.99%	0.45%	to	0.90%	(8.94%)		to	(9.35%)
2010	5,073	$1.75	to	$1.24	$6,458	1.13%	0.45%	to	0.90%	15.18%		to	14.67%
Oppen Global Strategic Inc VA, Srv
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
2013	37,230	$1.01	to	$1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(12)	to	(1.26%)
2012	42,610	$1.02	to	$1.46	$63,129	5.63%	0.30%	to	0.90%	1.71	%(10)	to	12.13%
2011	43,973	$1.36	to	$1.30	$57,862	2.81%	0.45%	to	0.90%	0.20%		to	(0.25%)
2010	46,147	$1.36	to	$1.31	$60,600	14.17%	0.45%	to	0.90%	14.26%		to	13.74%
Oppen Main St Sm Cap VA, Serv
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	5,792	$1.47	to	$1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
2012	4,577	$1.05	to	$1.35	$6,639	0.33%	0.00%	to	0.90%	1.22	%(9)	to	16.61%
2011	4,516	$1.83	to	$1.15	$5,507	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
2010	5,116	$1.88	to	$1.19	$6,285	0.42%	0.45%	to	0.90%	22.50%		to	21.95%
PIMCO VIT All Asset, Advisor Cl
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	23,218	$1.04	to	$1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
2012	26,343	$1.04	to	$1.36	$38,027	5.12%	0.00%	to	0.90%	1.87	%(9)	to	13.78%
2011	22,417	$1.44	to	$1.19	$28,097	7.70%	0.45%	to	0.90%	1.47%		to	1.01%
2010	19,732	$1.42	to	$1.18	$24,033	5.50%	0.45%	to	0.90%	12.50%		to	11.99%
PIMCO VIT Tot Return, Advisor Cl
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%		to	0.91	%(13)
2013	10	$1.00	to	$1.00	$12	5.28%	0.00%	to	0.00%	(0.59	%)(12)	to	(0.59	%)(12)

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%		to	26.50%
2013	4,518	$1.42	to	$2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
2012	2,842	$1.00	to	$1.49	$4,269	1.26%	0.30%	to	0.90%	1.44	%(10)	to	21.17%
2011	2,876	$1.27	to	$1.23	$3,558	3.35%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
2010	2,757	$1.29	to	$1.26	$3,473	1.93%	0.45%	to	0.90%	2.01%		to	1.55%
Put VT Hi Yield, Cl IB
2014	4,259	$2.07	to	$2.19	$8,966	6.07%	0.45%	to	0.90%	1.11%		to	0.64%
2013	4,473	$2.05	to	$2.18	$9,355	6.90%	0.45%	to	0.90%	7.37%		to	6.89%
2012	4,877	$1.91	to	$2.04	$9,535	7.77%	0.45%	to	0.90%	15.49%		to	14.96%
2011	5,522	$1.65	to	$1.77	$9,475	7.89%	0.45%	to	0.90%	1.30%		to	0.84%
2010	6,266	$1.63	to	$1.76	$10,797	7.55%	0.45%	to	0.90%	13.53%		to	13.02%
Put VT Intl Eq, Cl IB
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	2,015	$1.34	to	$1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
2012	1,868	$1.05	to	$1.34	$2,518	2.17%	0.30%	to	0.90%	5.54	%(10)	to	20.82%
2011	1,936	$1.28	to	$1.11	$2,154	3.31%	0.45%	to	0.90%	(17.31%)		to	(17.68%)
2010	2,005	$1.55	to	$1.35	$2,706	3.59%	0.45%	to	0.90%	9.53%		to	9.04%
Put VT Multi-Cap Gro, Cl IA
2014	39,487	$2.80	to	$2.46	$102,461	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	42,969	$2.47	to	$2.18	$98,570	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	47,458	$1.82	to	$1.61	$80,124	0.51%	0.45%	to	0.90%	16.56%		to	16.04%
2011	53,820	$1.56	to	$1.38	$77,906	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
2010	61,833	$1.65	to	$1.47	$93,918	0.59%	0.45%	to	0.90%	19.33%		to	18.80%
Put VT Multi-Cap Gro, Cl IB
2014	4,347	$1.57	to	$1.87	$8,250	0.32%	0.30%	to	0.90%	13.15%		to	12.47%
2013	4,473	$1.39	to	$1.66	$7,529	0.50%	0.30%	to	0.90%	36.03%		to	35.22%
2012	4,647	$1.02	to	$1.23	$5,764	0.24%	0.30%	to	0.90%	3.17	%(10)	to	15.71%
2011	5,328	$1.07	to	$1.06	$5,687	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
2010	6,077	$1.13	to	$1.13	$6,872	—	0.45%	to	0.90%	13.18	%(6)	to	13.04	%(6)
Royce Micro-Cap, Invest Cl
2014	16,104	$2.38	to	$3.51	$42,504	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	18,298	$2.48	to	$3.67	$50,797	0.51%	0.45%	to	0.90%	20.44%		to	19.90%
2012	21,116	$2.06	to	$3.06	$49,568	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	23,540	$1.92	to	$2.87	$55,900	2.25%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
2010	25,122	$2.20	to	$3.29	$74,488	1.84%	0.45%	to	0.90%	29.38%		to	28.80%
Third Ave Val
2014	16,404	$2.19	to	$2.83	$38,804	2.93%	0.45%	to	0.90%	3.91%		to	3.44%
2013	17,979	$2.11	to	$2.74	$41,226	3.33%	0.45%	to	0.90%	18.43%		to	17.90%
2012	19,959	$1.78	to	$2.32	$39,059	0.87%	0.45%	to	0.90%	26.76%		to	26.19%
2011	22,778	$1.41	to	$1.84	$36,904	1.73%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
2010	25,505	$1.79	to	$2.36	$56,514	3.86%	0.45%	to	0.90%	13.55%		to	13.04%
VanEck VIP Global Gold, Cl S
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(13)
2013	3	$0.86	to	$0.86	$3	—	0.00%	to	0.00%	(13.73	%)(12)	to	(13.73	%)(12)
VP Aggr, Cl 2
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	90,121	$1.25	to	$1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	62,709	$1.04	to	$1.21	$76,361	—	0.00%	to	0.90%	1.55	%(9)	to	12.68%
2011	52,490	$1.09	to	$1.08	$56,645	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
2010	22,567	$1.13	to	$1.12	$25,328	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP Aggr, Cl 4
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
2013	230,663	$1.22	to	$1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
2012	209,766	$1.02	to	$1.22	$255,690	—	0.30%	to	0.90%	2.50	%(10)	to	12.66%
2011	227,782	$1.09	to	$1.08	$246,147	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
2010	228,671	$1.13	to	$1.12	$256,613	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP BR Gl Infl Prot Sec, Cl 3
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	11,128	$0.95	to	$1.26	$13,746	—	0.30%	to	0.90%	(5.76%)		to	(6.33%)
2012	15,109	$1.01	to	$1.34	$19,996	4.35%	0.30%	to	0.90%	1.44	%(10)	to	4.66%
2011	15,016	$1.22	to	$1.28	$19,013	7.19%	0.45%	to	0.90%	9.54%		to	9.04%
2010	13,966	$1.12	to	$1.18	$16,290	0.75%	0.45%	to	0.90%	3.67%		to	3.19%
VP Conserv, Cl 2
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	15,876	$1.05	to	$1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	23,433	$1.02	to	$1.14	$26,668	—	0.00%	to	0.90%	1.22	%(9)	to	6.30%
2011	15,302	$1.08	to	$1.07	$16,391	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	3,952	$1.05	to	$1.05	$4,132	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP Conserv, Cl 4
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
2013	28,683	$1.03	to	$1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
2012	49,987	$1.01	to	$1.14	$57,008	—	0.30%	to	0.90%	0.82	%(10)	to	6.30%
2011	43,642	$1.08	to	$1.07	$46,745	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	26,842	$1.05	to	$1.05	$28,076	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP Mod, Cl 2
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	232,254	$1.15	to	$1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	210,976	$1.03	to	$1.19	$252,677	—	0.00%	to	0.90%	1.49	%(9)	to	9.87%
2011	153,549	$1.10	to	$1.09	$167,217	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
2010	59,979	$1.10	to	$1.09	$65,642	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod, Cl 4
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
2013	553,534	$1.12	to	$1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
2012	589,697	$1.01	to	$1.20	$707,076	—	0.30%	to	0.90%	1.70	%(10)	to	9.86%
2011	586,390	$1.10	to	$1.09	$639,064	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
2010	590,926	$1.10	to	$1.09	$646,723	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod Aggr, Cl 2
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	273,392	$1.20	to	$1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
2012	202,457	$1.03	to	$1.21	$244,952	—	0.00%	to	0.90%	1.48	%(9)	to	11.23%
2011	159,796	$1.09	to	$1.09	$173,838	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
2010	62,032	$1.12	to	$1.11	$68,999	—	0.45%	to	0.90%	11.69	%(5)	to	11.35	%(5)
VP Mod Aggr, Cl 4
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	797,385	$1.17	to	$1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
2012	797,347	$1.01	to	$1.21	$967,114	—	0.30%	to	0.90%	2.09	%(10)	to	11.20%
2011	847,281	$1.10	to	$1.09	$923,094	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
2010	859,921	$1.12	to	$1.11	$957,297	—	0.45%	to	0.90%	11.79	%(5)	to	11.45	%(5)
VP Mod Conserv, Cl 2
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	51,404	$1.09	to	$1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
2012	56,776	$1.02	to	$1.16	$66,316	—	0.00%	to	0.90%	1.27	%(9)	to	7.77%
2011	41,194	$1.09	to	$1.08	$44,571	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	13,163	$1.07	to	$1.07	$14,090	—	0.45%	to	0.90%	7.50	%(5)	to	7.17	%(5)
VP Mod Conserv, Cl 4
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	91,216	$1.08	to	$1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
2012	124,926	$1.01	to	$1.17	$146,277	—	0.30%	to	0.90%	1.22	%(10)	to	7.84%
2011	111,222	$1.09	to	$1.08	$120,576	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	101,588	$1.07	to	$1.07	$108,871	—	0.45%	to	0.90%	7.60	%(5)	to	7.27	%(5)
VP Multi-Mgr Div Inc, Cl 2
2014	85	$0.99	to	$0.99	$85	1.08%	0.00%	to	0.90%	(0.66	%)(13)	to	(1.12	%)(13)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	198	$1.00	to	$0.99	$196	2.10%	0.00%	to	0.90%	(0.55	%)(13)	to	(1.02	%)(13)

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 3
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	7,409	$1.39	to	$2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
2012	8,282	$1.03	to	$1.86	$15,519	—	0.30%	to	0.90%	4.56	%(10)	to	12.49%
2011	9,036	$1.76	to	$1.66	$15,032	—	0.45%	to	0.90%	(4.88%)		to	(5.32%)
2010	9,554	$1.85	to	$1.75	$16,761	—	0.45%	to	0.90%	23.87%		to	23.31%
VP Sit Divd Gro, Cl 3
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	4,117	$1.27	to	$1.13	$5,650	—	0.30%	to	0.90%	28.02%		to	27.24%
2012	3,922	$0.99	to	$0.89	$3,983	—	0.30%	to	0.90%	(0.14	%)(10)	to	9.68%
2011	4,095	$1.56	to	$0.81	$3,678	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
2010	4,416	$1.62	to	$0.85	$4,070	—	0.45%	to	0.90%	11.03%		to	10.52%
VP Vty Estb Val, Cl 3
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	1,505	$1.37	to	$1.77	$3,025	—	0.30%	to	0.90%	35.46%		to	34.65%
2012	1,180	$1.01	to	$1.32	$1,713	—	0.30%	to	0.90%	2.21	%(10)	to	15.96%
2011	1,127	$1.66	to	$1.13	$1,385	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
2010	863	$1.78	to	$1.22	$1,098	—	0.45%	to	0.90%	21.32%		to	20.77%
Wanger Intl
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	44,370	$1.25	to	$2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%
2012	45,976	$1.03	to	$1.80	$86,186	1.20%	0.30%	to	0.90%	3.50	%(10)	to	20.47%
2011	52,283	$1.71	to	$1.49	$80,510	4.78%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
2010	59,589	$2.01	to	$1.76	$106,871	2.17%	0.45%	to	0.90%	24.36%		to	23.80%
Wanger USA
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	37,086	$1.39	to	$3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%		to	32.55%
2012	39,111	$1.04	to	$2.31	$88,336	0.31%	0.30%	to	0.90%	6.00	%(10)	to	18.93%
2011	43,104	$1.79	to	$1.94	$82,257	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
2010	48,140	$1.87	to	$2.03	$96,783	—	0.45%	to	0.90%	22.80%		to	22.25%
WF Adv VT Intl Eq, Cl 2
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	13,239	$1.26	to	$1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%		to	18.45%
2012	14,623	$1.06	to	$1.45	$21,366	1.31%	0.30%	to	0.90%	6.62	%(10)	to	12.46%
2011	17,393	$1.30	to	$1.29	$22,492	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
2010	20,666	$1.50	to	$1.49	$30,862	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
WF Adv VT Opp, Cl 2
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	7,367	$1.39	to	$2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	8,359	$1.06	to	$1.73	$15,066	0.09%	0.00%	to	0.90%	2.93	%(9)	to	14.48%
2011	10,887	$1.81	to	$1.51	$17,056	0.06%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
2010	2,198	$1.93	to	$1.61	$3,567	0.75%	0.45%	to	0.90%	23.20%		to	22.65%
WF Adv VT Sm Cap Gro, Cl 2
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	5,586	$1.49	to	$2.78	$15,713	—	0.00%	to	0.90%	50.23%		to	48.88%
2012	5,320	$0.99	to	$1.87	$10,252	—	0.00%	to	0.90%	(3.90	%)(9)	to	6.90%
2011	5,886	$2.05	to	$1.75	$10,511	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
2010	6,959	$2.16	to	$1.85	$13,036	—	0.45%	to	0.90%	26.20%		to	25.64%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	83

calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on Sept. 24, 2010.
(7)	New subaccount operations commenced on April 29, 2011.
(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on Sept. 12, 2012.
(10)	New subaccount operations commenced on Nov. 2, 2012.
(11)	New subaccount operations commenced on April 26, 2013.
(12)	New subaccount operations commenced on Oct. 21, 2013.
(13)	New subaccount operations commenced on June 30, 2014.

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 24, 2015

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $21,354; 2013, $22,902)	$23,243	$24,387
Common stocks, at fair value (cost: 2014 and 2013, $2)	7	6
Mortgage loans, at amortized cost (less allowance for loan losses: 2014, $23; 2013, $24)	3,298	3,326
Policy loans	805	773
Other investments	987	915
Total investments	28,340	29,407
Cash and cash equivalents	307	344
Reinsurance recoverables	2,268	2,177
Other receivables	206	195
Accrued investment income	255	275
Deferred acquisition costs	2,576	2,633
Other assets	5,006	4,357
Separate account assets	79,178	77,616
Total assets	$118,136	$117,004

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,805	$29,149
Short-term borrowings	200	500
Line of credit with Ameriprise Financial, Inc.	—	150
Other liabilities	4,650	5,431
Separate account liabilities	79,178	77,616
Total liabilities	113,833	112,846
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,464	2,463
Retained earnings	1,107	1,042
Accumulated other comprehensive income, net of tax	729	650
Total shareholder’s equity	4,303	4,158
Total liabilities and shareholder’s equity	$118,136	$117,004

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$423	$430	$442
Net investment income	1,294	1,411	1,480
Policy and contract charges	1,821	1,725	1,593
Other revenues	390	359	329
Net realized investment gains (losses)	38	3	(3)
Total revenues	3,966	3,928	3,841

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,046	1,172	1,216
Interest credited to fixed accounts	713	806	831
Amortization of deferred acquisition costs	293	141	225
Other insurance and operating expenses	740	746	755
Total benefits and expenses	2,792	2,865	3,027
Pretax income	1,174	1,063	814
Income tax provision	209	221	164
Net income	$965	$842	$650

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(6)	$(11)	$(12)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	1	5	(5)
Net impairment losses recognized in net realized investment gains (losses)	$(5)	$(6)	$(17)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2014	2013	2012

Net income	$965	$842	$650
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	289	(904)	451
Reclassification of net securities (gains) losses included in net income	(26)	(3)	1
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(189)	319	(154)
Total net unrealized gains (losses) on securities	74	(588)	298
Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	5
Total net unrealized losses on derivatives	5	4	5
Total other comprehensive income (loss), net of tax	79	(584)	303
Total comprehensive income	$1,044	$258	$953

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$3	$2,461	$1,215	$931	$4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)
Balances at December 31, 2014	$3	$2,464	$1,107	$729	$4,303

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$965	$842	$650
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	8	(20)	(16)
Deferred income tax expense (benefit)	209	(76)	(40)
Contractholder and policyholder charges, non-cash	(329)	(322)	(273)
Loss from equity method investments	24	12	26
Net realized investment gains	(45)	(9)	(14)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	7	6	17
Changes in operating assets and liabilities:
Deferred acquisition costs	33	(128)	(28)
Other investments, net	—	—	25
Policyholder account balances, future policy benefits and claims	1,375	(1,053)	(463)
Derivatives, net of collateral	(894)	1,733	671
Reinsurance recoverables	(107)	(121)	(107)
Other receivables	(4)	4	(35)
Accrued investment income	20	16	16
Other, net	(357)	132	283
Net cash provided by operating activities	905	1,016	712

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	309	171	156
Maturities, sinking fund payments and calls	2,848	3,682	3,292
Purchases	(1,589)	(3,672)	(2,271)
Proceeds from maturities and repayments of mortgage loans	562	696	310
Funding of mortgage loans	(523)	(619)	(277)
Purchase of residential mortgage loans from affiliate	—	—	(954)
Proceeds from sales and collections of other investments	140	119	117
Purchase of other investments	(304)	(235)	(286)
Purchase of land, buildings, equipment and software	(8)	(8)	(8)
Change in policy loans, net	(32)	(21)	(13)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	5	49	—
Net cash provided by investing activities	1,408	162	66

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,042	2,158	2,198
Net transfers to separate accounts	(216)	(116)	(30)
Surrenders and other benefits	(2,440)	(1,994)	(2,063)
Change in short-term borrowings, net	(301)	(2)	(5)
Proceeds from line of credit with Ameriprise Financial, Inc.	56	94	418
Payments on line of credit with Ameriprise Financial, Inc.	(206)	(94)	(568)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	13	—	—
Cash paid for purchased options with deferred premiums	(399)	(417)	(356)
Cash dividends to Ameriprise Financial, Inc.	(900)	(800)	(865)
Net cash used in financing activities	(2,350)	(1,170)	(1,270)
Net increase (decrease) in cash and cash equivalents	(37)	8	(492)
Cash and cash equivalents at beginning of period	344	336	828
Cash and cash equivalents at end of period	$307	$344	$336

Supplemental Disclosures:
Income taxes paid, net	$471	$94	$109
Interest paid on borrowings	1	4	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	38	96	13

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

In October 2012, the Company purchased residential mortgage loans at fair value, which included a purchase discount, from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date. The purchase discount is accreted straight-line over the remaining life of the loans.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines

RiverSource Life Insurance Company

the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Company

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2014 and 2013, land, buildings, equipment and software were $159 million and $166 million, respectively, net of accumulated depreciation of $122 million and $107 million, respectively. Depreciation and amortization expense for the years ended December 31, 2014, 2013 and 2012 was $15 million, $16 million and $17 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred.

RiverSource Life Insurance Company

Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar

RiverSource Life Insurance Company

contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIA and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

RiverSource Life Insurance Company

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Company

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in the first quarter of 2014. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds out of the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company does not plan to elect the proportional amortization method.

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying value is reflected in other investments and was $504 million and $495 million as of December 31, 2014 and 2013, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included Available-for-Sale fixed maturities on the consolidated balance sheets. See Note 5 for additional information about these structured investments. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments.

RiverSource Life Insurance Company

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

	December 31, 2013
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—
Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2
Total	$22,904	$1,743	$(254)	$24,393	$(13)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $1.2 billion and $2.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 82% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $1.2 billion and $1.3 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$5,111	$5,374	23%	$5,557	$5,738	23%
AA	967	1,158	5	1,055	1,171	5
A	4,452	5,062	22	4,687	5,062	21
BBB	9,328	10,165	44	10,062	10,897	45
Below investment grade	1,496	1,484	6	1,541	1,519	6
Total fixed maturities	$21,354	$23,243	100%	$22,902	$24,387	100%

RiverSource Life Insurance Company

At December 31, 2014 and 2013, approximately 46% and 41%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

	December 31, 2013
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)
Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2014	2013	2012
Beginning balance	$54	$87	$106
Credit losses for which an other-than-temporary impairment was not previously recognized	1	2	1
Credit losses for which an other-than-temporary impairment was previously recognized	—	4	16
Reductions for securities sold during the period (realized)	(22)	(39)	(36)
Ending balance	$33	$54	$87

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in millions)	Net Unrealized Securities Gains	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balance at January 1, 2012	$1,471	$(514)	$957
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of other adjustments	(237)	83	(154)
Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of other adjustments	490	(171)	319
Balance at December 31, 2013	1,033	(366)	667 (2)
Net unrealized securities gains arising during the period(1)	445	(156)	289
Reclassification of net securities gains included in net income	(40)	14	(26)
Impact of other adjustments	(290)	101	(189)
Balance at December 31, 2014	$1,148	$(407)	$741 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)

Includes $2 million, $7 million and $15 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Gross realized investment gains	$51	$11	$16
Gross realized investment losses	(6)	—	(1)
Other-than-temporary impairments	(5)	(6)	(17)
Total	$40	$5	$(2)

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$791	$803
Due after one year through five years	5,708	6,226
Due after five years through 10 years	4,905	5,118
Due after 10 years	3,578	4,439
	14,982	16,586
Residential mortgage backed securities	3,374	3,492
Commercial mortgage backed securities	2,116	2,228
Asset backed securities	882	937
Common stocks	2	7
Total	$21,356	$23,250

RiverSource Life Insurance Company

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$1,112	$1,205	$1,324
Mortgage loans	183	202	158
Other investments	29	37	26
	1,324	1,444	1,508
Less: investment expenses	30	33	28
Total	$1,294	$1,411	$1,480

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$40	$5	$(2)
Mortgage loans	—	(1)	—
Other investments	(2)	(1)	(1)
Total	$38	$3	$(3)

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$24	$4	$28
Charge-offs	(1)	(1)	(2)
Provisions	—	2	2
Ending balance	$23	$5	$28

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	14	5	19

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)
Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$29	$1	$2	$32
Collectively evaluated for impairment	2,603	688	449	3,740
Total	$2,632	$689	$451	$3,772

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666
Total	$2,564	$786	$361	$3,711

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $12 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $34 million and $53 million as of December 31, 2014 and 2013, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Purchases
Residential mortgage loans	$—	$—	$954
Syndicated loans	180	158	111
Total loans purchased	$180	$158	$1,065
Sales
Syndicated loans	$13	$2	$9

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $10 million and $20 million as of December 31, 2014 and 2013, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and 2% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
South Atlantic	$710	$679	27%	26%
Pacific	673	631	26	25
East North Central	237	248	9	10
Mountain	236	248	9	10
West North Central	223	194	8	7
Middle Atlantic	210	202	8	8
West South Central	151	153	6	6
New England	130	138	5	5
East South Central	62	71	2	3

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
Retail	$956	$917	36%	36%
Office	535	548	20	21
Apartments	473	454	18	18
Industrial	447	431	17	17
Mixed use	46	36	2	1
Hotel	32	32	1	1
Other	143	146	6	6

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Residential Mortgage Loans

In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2014 and 2013, no allowance for loan losses was recorded.

As of December 31, 2014 and 2013, approximately 5% and 4%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2014 and 2013, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% and 38% of the portfolio as of December 31, 2014 and 2013, respectively. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2014 and 2013 were $3 million.

RiverSource Life Insurance Company

Troubled Debt Restructurings

The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2014		2013
(in millions, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment

Commercial mortgage loans	3	$9	7	$22
Residential mortgage loans	5	1	2	—
Syndicated loans	1	—	—	—
Total	9	$10	9	$22

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2014, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, partially offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$2,633	$2,373	$2,413
Capitalization of acquisition costs	260	269	253
Amortization, excluding the impact of valuation assumptions review	(286)	(219)	(214)
Amortization, impact of valuation assumptions review	(7)	78	(11)
Impact of change in net unrealized securities losses (gains)	(24)	132	(68)
Balance at December 31	$2,576	$2,633	$2,373

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$409	$404	$464
Capitalization of sales inducement costs	5	5	7
Amortization, excluding the impact of valuation assumptions review	(52)	(48)	(45)
Amortization, impact of valuation assumptions review	(2)	25	(13)
Impact of change in net unrealized securities losses (gains)	1	23	(9)
Balance at December 31	$361	$409	$404

8.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSourceSM universal life product launched in 2013.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $195.5 billion and $194.1 billion, respectively, of which $143.4 billion and $142.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Direct premiums	$645	$650	$661
Reinsurance ceded	(222)	(220)	(219)
Net premiums	$423	$430	$442

Policy and contract charges are presented on the Consolidated Statements of Income net of $94 million, $87 million and $79 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $253 million, $226 million and $196 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.8 billion and $1.7 billion related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $575 million and $597 million related to previously assumed reinsurance arrangements as of December 31, 2014 and 2013, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2014		2013
Policyholder account balances
Fixed annuities	$12,700		$13,826
Variable annuity fixed sub-accounts	4,860		4,926
VUL/UL insurance	2,856		2,790
IUL insurance	534		315
Other life insurance	840		878
Total policyholder account balances	21,790		22,735
Future policy benefits
Variable annuity GMWB	693		(383	)(1)
Variable annuity GMAB	(41	)(2)	(62	)(2)
Other annuity liabilities	115		76
Fixed annuities life contingent liabilities	1,511		1,523
EIA	29		29
Life, DI and LTC insurance	5,106		4,739
VUL/UL and other life insurance additional liabilities	437		336
Total future policy benefits	7,850		6,258
Policy claims and other policyholders’ funds	165		156
Total policyholder account balances, future policy benefits and claims	$29,805		$29,149

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2014	2013
Variable annuity	$72,125	$70,687
VUL insurance	7,016	6,885
Other insurance	37	44
Total	$79,178	$77,616

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,378	$53,565	$24	64	$52,616	$50,790	$28	64
Five/six-year reset	10,360	7,821	28	64	11,220	8,663	42	64
One-year ratchet	7,392	7,006	39	66	7,676	7,261	38	65
Five-year ratchet	1,773	1,717	2	63	1,781	1,725	1	62
Other	959	941	38	70	1,015	996	36	69
Total — GMDB	$75,862	$71,050	$131	64	$74,308	$69,435	$145	64
GGU death benefit	$1,072	$1,019	$123	67	$1,052	$998	$121	64
GMIB	$343	$321	$9	67	$413	$389	$8	66
GMWB:
GMWB	$3,671	$3,659	$1	68	$3,936	$3,921	$1	67
GMWB for life	36,843	36,735	95	65	34,069	33,930	77	64
Total — GMWB	$40,514	$40,394	$96	65	$38,005	$37,851	$78	64
GMAB	$4,247	$4,234	$2	58	$4,194	$4,181	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,076	62	$5,674	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$5	$9	$1,377	$237	$111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)
Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	67
Paid claims	(4)	—	—	—	(10)
Balance at December 31, 2014	$9	$7	$693	$(41)	$263

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2014	2013
Mutual funds:
Equity	$41,403	$39,195
Bond	25,060	26,519
Other	4,490	3,764
Total mutual funds	$70,953	$69,478

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2014 and 2013 of nil and $150 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2014 and 2013.

RiverSource Life Insurance Company

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million at both December 31, 2014 and 2013. The amount of the Company’s liability including accrued interest as of both December 31, 2014 and 2013 was $50 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2014 and 2013 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $298 million and $574 million at December 31, 2014 and 2013, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2014 and 2013 was $150 million and $450 million, respectively. The weighted average annualized interest rate on the FHLB advances held as of both December 31, 2014 and 2013 was 0.3%.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(2)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(1)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

RiverSource Life Insurance Company

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45
Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387
Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,484	—	1,484
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	4	—	4
Total other assets	265	2,996	—	3,261
Separate account assets	—	77,616	—	77,616
Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)
Other liabilities:
Interest rate derivative contracts	—	1,672	—	1,672
Equity derivative contracts	549	2,382	—	2,931
Other derivative contracts	—	29	—	29
Total other liabilities	549	4,083	—	4,632
Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative increase to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains (losses) in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive income	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Other Structured Investment	Total
Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)
Other comprehensive income	12	10	7	2	1	32
Purchases	444	31	8	—	—	483
Settlements	(153)	(12)	—	(2)	—	(167)
Transfers into Level 3	10	25	146	22	—	203
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)
Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003
Changes in unrealized gains (losses) relating to assets held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2012	$—		$1,585		$1,585
Total gains included in:
Net income	(8	)(1)	(948	)(2)	(956)
Issues	31		188		219
Settlements	—		8		8
Transfers into Level 3	22		—		22
Balance, December 31, 2012	$45		$833		$878
Changes in unrealized gains relating to liabilities held at December 31, 2012 included in:
Benefits, claims, losses and settlement expenses	$—		$(908)		$(908)
Interest credited to fixed accounts	(8)		—		(8)

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $124 million, $(168) million and $(71) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	57.9%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

RiverSource Life Insurance Company

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

	December 31, 2013
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For

RiverSource Life Insurance Company

commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $295 million, $268 million and $244 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $431 million, $465 million and $477 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Cash dividends paid to Ameriprise Financial	$900	$800	$865
Cash dividends received from RiverSource Life of NY	24	25	50
Cash dividend received from RTA	30	—	—

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2014, 2013 and 2012, RiverSource Life Insurance Company made cash contributions to RTA of $15 million, $30 million and $53 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to (from) Ameriprise Financial for federal income taxes was $(289) million and $200 million at December 31, 2014 and 2013, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $638 million and $(7) million as of December 31, 2014 and 2013, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.7 billion at December 31, 2014 and 2013, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Statutory net gain from operations(1)	$1,412	$1,633	$2,189
Statutory net income(1)	1,154	1,337	1,976

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million and $6 million at December 31, 2014 and 2013, respectively, were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60
Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

RiverSource Life Insurance Company

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—
Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Assets		Balance Sheet Location	Liabilities
		December 31,			December 31,
		2014	2013		2014	2013
		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,955	$1,484	Other liabilities	$1,136	$1,672
Equity contracts	Other assets	1,954	1,741	Other liabilities	2,650	2,918
Credit contracts	Other assets	—	3	Other liabilities	—	—
Foreign exchange contracts	Other assets	29	2	Other liabilities	2	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	479	(575)

Total GMWB and GMAB		3,938	3,230		4,267	4,015

Other derivatives:
Equity
EIA embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	6	5
IUL	Other assets	39	27	Other liabilities	12	13
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	242	125
Other
Macro hedge program	Other assets	—	4	Other liabilities	11	29

Total other derivatives		39	31		271	172

Total derivatives		$3,977	$3,261		$4,538	$4,187

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$1,122	$(742)	$17
Equity contracts	Benefits, claims, losses and settlement expenses	(304)	(1,084)	(1,218)
Credit contracts	Benefits, claims, losses and settlement expenses	(33)	6	(2)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	(9)	26	(1)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(1,054)	1,408	752
Total GMWB and GMAB		(278)	(386)	(452)

Other derivatives:
Interest rate
Tax hedge	Net investment income	3	—	1
Equity
EIA	Interest credited to fixed accounts	1	3	1
EIA embedded derivatives	Interest credited to fixed accounts	(2)	(3)	1
IUL	Interest credited to fixed accounts	20	11	1
IUL embedded derivatives	Interest credited to fixed accounts	(27)	(16)	4
Other
Macro hedge program	Benefits, claims, losses and settlement expenses	(1)	(23)	—
Total other derivatives		(6)	(28)	8
Total derivatives		$(284)	$(414)	$(444)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

RiverSource Life Insurance Company

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $132.0 billion and $139.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2015	$373	$69
2016	314	68
2017	251	68
2018	189	78
2019	206	70
2020-2026	385	112
Total	$1,718	$465

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The gross notional amount of these derivative contracts was $1.2 billion and $669 million at December 31, 2014 and 2013, respectively.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $953 million and $538 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges

The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2014, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2014, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2014 and 2013, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2014, 2013 and 2012, the amounts recognized in earnings on derivative transactions that were ineffective were not material.

RiverSource Life Insurance Company

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in AOCI:

(in millions)	2014	2013	2012
Net unrealized derivative losses at January 1	$(17)	$(21)	$(26)
Reclassification of realized losses(1)	7	6	7
Income tax provision	(2)	(2)	(2)
Net unrealized derivative losses at December 31	$(12)	$(17)	$(21)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is four years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $367 million and $950 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $367 million and $940 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $10 million, respectively.

18.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of (Gain) Loss Recognized in Income	2014	2013
		(in millions)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(40)	$(5)
Tax expense	Income tax provision	14	2
Net of tax		$(26)	$(3)
Losses on cash flow hedges:
Swaptions	Net investment income	$7	$6
Tax benefit	Income tax provision	(2)	(2)
Net of tax		$5	$4

See Note 5 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

RiverSource Life Insurance Company

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Current income tax
Federal	$2	$295	$197
State	(2)	2	7
Total current income tax	—	297	204
Deferred income tax
Federal	202	(65)	(38)
State	7	(11)	(2)
Total deferred income tax	209	(76)	(40)
Total income tax provision	$209	$221	$164

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(10.4)	(9.6)	(9.7)
Low income housing credit	(4.7)	(5.0)	(4.7)
Foreign tax credit, net of addback	(1.0)	(0.9)	(0.5)
State taxes, net of federal benefit	0.3	(0.5)	0.4
Taxes applicable to prior years	(0.4)	—	(2.5)
Other, net	(1.0)	1.8	2.1
Income tax provision	17.8%	20.8%	20.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2014 compared to the prior year was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,259	$887
Investment related	46	678
State net operating losses	7	6
Other	9	5
Gross deferred income tax assets	1,321	1,576
Less: valuation allowance	8	6
Total deferred income tax assets	1,313	1,570
Deferred income tax liabilities
Deferred acquisition costs	717	730
Net unrealized gains on Available-for-Sale securities	400	358
Deferred sales inducement costs	128	145
Other	—	17
Gross deferred income tax liabilities	1,245	1,250
Net deferred income tax assets	$68	$320

RiverSource Life Insurance Company

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $8 million, net of federal benefit, which will expire beginning December 31, 2015. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2014	2013	2012
Balance at January 1	$144	$65	$134
Additions based on tax positions related to the current year	13	18	1
Additions for tax positions of prior years	21	61	19
Reductions for tax positions of prior years	(18)	—	(77)
Settlements	—	—	(12)
Balance at December 31	$160	$144	$65

If recognized, approximately $7 million, $23 million and $8 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $150 million to $160 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $4 million and $6 million and a net reduction of $3 million in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $40 million and $36 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, these years, except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2014	2013	2012
Net unrealized securities gains (losses)	$41	$(309)	$161
Net unrealized derivative losses	2	2	2
Net income tax provision (benefit)	$43	$(307)	$163

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2014	2013
Commercial mortgage loans	$43	$71
Residential mortgage loans	491	542
Affordable housing partnerships	124	137
Total funding commitments	$658	$750

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

RiverSource Life Insurance Company

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At both December 31, 2014 and 2013, the estimated liability was $14 million and the related premium tax asset was $12 million and $11 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

In September 2011, the California Department of Insurance (“CA DOI”) issued an Order to Show Cause administrative action against RiverSource Life Insurance Company alleging that certain claims handling practices reviewed in connection with a 2007-2008 market conduct exam did not comply with applicable law. In August 2014, RiverSource Life Insurance Company and the CA DOI reached an agreement in principle to settle all pending allegations for $800,000, with the exception of a single allegation related to certain coverage determinations made under long term care insurance policies issued between 1989-1992. An administrative hearing on this remaining allegation concluded in November 2014. The Company cannot reasonably estimate the range of loss, if any, that may result from this matter given the procedural status of the matter, the lack of evidence supporting the CA DOI’s penalty allegations, and the difficulty of predicting outcomes in these administrative proceedings which involve multiple phases and appellate procedures.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2015 RiverSource Life Insurance Company. All rights reserved.

S-6196 AE (5/15)